    As filed with the Securities and Exchange Commission on December 30, 2002

                     Registration Nos. 33-51126 and 811-7132

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No. ____                                        / /
     Post-Effective Amendment No. 16                                         /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  17                                                       /X/

                        (Check appropriate box or boxes)

        Separate Account II of National Integrity Life Insurance Company
                           (Exact Name of Registrant)

                    National Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900

                                G. Stephen Wastek
                    National Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

     / /  immediately upon filing pursuant to paragraph (b) of Rule 485

     /X/  on December 31, 2002 pursuant to paragraph (b) of Rule 485

     / /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

     / /  on (date) pursuant to paragraph (a)(1) of Rule 485

     / /  75 days after filing pursuant to paragraph (a)(2) of Rule 485

     / /  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
                                    PINNACLE
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
               issued by NATIONAL INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes flexible premium variable annuity contracts offered to individuals and to groups by National Integrity Life Insurance Company, an indirect wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S). The contracts (collectively, a CONTRACT) provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Separate Account II funds the Variable Annuity contract. You may allocate contributions to various available investment divisions of Separate Account II, called Variable Account Options, or to our Fixed Accounts, or both. The Variable Account Options and Fixed Accounts are together referred to as INVESTMENT OPTIONS.

Your contributions to the Variable Account Options of Separate Account II are invested in shares of the Portfolios of corresponding mutual funds. The prospectuses for the Portfolios describe their investment objectives, policies and risks. The value of your contributions to the Variable Account Options reflects the performance of the Portfolios. There are 46 Variable Account Options available under the Separate Account:


 FIDELITY VIP FUNDS
 Fidelity VIP Contrafund
 Fidelity VIP Equity-Income
 Fidelity VIP Growth
 Fidelity VIP Growth & Income
 Fidelity VIP Growth Opportunities
 Fidelity VIP Mid-Cap
 Fidelity VIP Money Market

 FRANKLIN TEMPLETON VIP TRUST
 Franklin Growth and Income Securities
 Franklin Income Securities
 Franklin Large Cap Growth Securities
 Mutual Shares Securities
 Templeton Foreign Securities
 Templeton Growth Securities

 JANUS ASPEN SERIES
 Janus Aspen Series Aggressive Growth
 Janus Aspen Series Growth
 Janus Aspen Series International Growth
 Janus Aspen Series Worldwide Growth

 J.P. MORGAN SERIES TRUST II
 J.P. Morgan Bond
 J.P. Morgan Mid Cap Value
 J.P. Morgan International Opportunities

 THE LEGENDS FUND
 Baron Small Cap
 Gabelli Large Cap Value
 Harris Bretall Sullivan & Smith Equity Growth
 Third Avenue Value

 PUTNAM FUNDS
 Putnam VT The George Putnam Fund of Boston
 Putnam VT Growth and Income Fund
 Putnam VT International Growth Fund
 Putnam VT New Opportunities Fund
 Putnam VT Small Cap Value Fund
 Putnam VT Voyager Fund
 Putnam VT Voyager Fund II

 SCUDDER VIT FUNDS
 Scudder EAFE Equity Index Fund
 Scudder Equity 500 Index Fund
 Scudder Small Cap Index Fund

 MFS FUNDS
 MFS Capital Opportunities
 MFS Emerging Growth
 MFS Investors Growth Stock
 MFS Investors Trust
 MFS Mid Cap Growth
 MFS New Discovery
 MFS Research
 MFS Total Return

 TOUCHSTONE VARIABLE SERIES TRUST
 Touchstone Balanced Fund
 Touchstone Bond Fund
 Touchstone Emerging Growth Fund
 Touchstone Enhanced 30 Fund
 Touchstone Growth & Income Fund
 Touchstone Growth/Value Fund
 Touchstone High Yield Fund
 Touchstone International Equity Fund
 Touchstone Large Cap Growth Fund
 Touchstone Money Market Fund
 Touchstone Small Cap Value Fund
 Touchstone Value Plus Fund

 VAN KAMPEN PORTFOLIOS
 Van Kampen LIT Comstock
 Van Kampen LIT Emerging Growth
 Van Kampen UIF Emerging Markets Debt
 Van Kampen UIF Emerging Markets Equity
 Van Kampen UIF U.S. Real Estate
 Van Kampen UIT Bandwidth & Telecommunications
 Van Kampen UIT Biotechnology & Pharmaceutical
 Van Kampen UIT Internet
 Van Kampen UIT Morgan Stanley High-Tech 35(SM)
 Van Kampen UIT Morgan Stanley U.S Multinational(SM)


We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as FIXED ACCOUNTS. The money you put into a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A MARKET VALUE ADJUSTMENT will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO Account can't be decreased below an amount equal to your contribution less prior withdrawals plus interest compounded at an annual effective rate of 3% (MINIMUM VALUE). Withdrawal charges and an annual administrative charge may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than an effective annual yield of 3%. YOU MUST TRANSFER ALL CONTRIBUTIONS YOU MAKE TO THE SIX-MONTH STO INTO OTHER INVESTMENT OPTIONS WITHIN SIX MONTHS AND TRANSFER ALL CONTRIBUTION TO THE TWELVE-MONTH STO WITHIN ONE YEAR OF CONTRIBUTION. THIS MAY BE DONE ON A MONTHLY OR QUARTERLY BASIS DEPENDING UPON THE STO YOU SELECT.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference. This prospectus isn't valid unless provided with the current Portfolio prospectuses, which you should also read.

For further information and assistance, contact our Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, New York, 10924. You may also call us at 1-800-433-1778.


Registration statements relating to the contract, which include a Statement of Additional Information (SAI) dated December 31, 2002, have been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. A table of contents for the SAI is found in Appendix C.


THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE CONTRACT OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

YOU CAN REVIEW AND COPY INFORMATION ABOUT THE CONTRACT AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. FOR HOURS OF OPERATION OF THE PUBLIC REFERENCE ROOM, PLEASE CALL 1-800-SEC-0330. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE CONTRACT ON THE SEC'S INTERNET SITE AT HTTP://www.sec.gov. COPIES OF THAT INFORMATION ARE ALSO AVAILABLE, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST TO publicinfo@sec.gov, OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20459-0102.


The date of this prospectus is December 31, 2002.

                                TABLE OF CONTENTS


                                                                                               PAGE
SECTION 1 - SUMMARY

Your Variable Annuity Contract                                                                  6
Your Benefits                                                                                   6
How Your Contract is Taxed                                                                      6
Your Contributions                                                                              6
Your Investment Options                                                                         6
Variable Account Options                                                                        6
Account Value, Adjusted Account Value and Cash Value                                            7
Transfers                                                                                       7
Charges and Fees                                                                                7
Withdrawals                                                                                     7
Your Initial Right to Revoke                                                                    7
Risk/Return Summary:  Investments and Risks                                                     8
Table of Annual Fees and Expenses                                                               9
Examples                                                                                       13

SECTION 2 - NATIONAL INTEGRITY AND SEPARATE ACCOUNT II

National Integrity Life Insurance Company                                                      16
Separate Account II and the Variable Account Options                                           16
Assets of Our Separate Account                                                                 16
Changes In How We Operate                                                                      16

SECTION 3 - YOUR INVESTMENT OPTIONS

Investment Options                                                                             17
Fixed Accounts                                                                                 28
      Guaranteed Rate Options                                                                  28
         Renewals of GRO Accounts                                                              28
         Market Value Adjustments                                                              29
      Systematic Transfer Option                                                               29

SECTION 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                                       30
Annual Administrative Charge                                                                   30
Portfolio Charges                                                                              30
Reduction or Elimination of Separate Account or Administrative Charges                         30
State Premium Tax Deduction                                                                    30
Contingent Withdrawal Charge                                                                   30
Reduction or Elimination of the Contingent Withdrawal Charge                                   31
Transfer Charge                                                                                31
Hardship Waiver                                                                                31
Tax Reserve                                                                                    31

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                                              32
Your Account Value                                                                             32
Units in Separate Account II                                                                   32
How We Determine Unit Value                                                                    33
Transfers                                                                                      33
Excessive Trading                                                                              34

                                        3

Specific Notice Regarding the use of this Annuity for Market Timing of Investments             34
Withdrawals                                                                                    34
Assignments                                                                                    35
Death Benefits and Similar Benefit Distributions                                               35
Annuity Benefits                                                                               36
Annuities                                                                                      36
Fixed Annuity Payments                                                                         36
Timing of Payment                                                                              36
How You Make Requests and Give Instructions                                                    37

SECTION 6 - VOTING RIGHTS

Portfolio Voting Rights                                                                        37
How We Determine Your Voting Shares                                                            37
How Portfolio Shares Are Voted                                                                 37
Separate Account Voting Rights                                                                 38

SECTION 7 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                                   38
Your Contract is an Annuity                                                                    38
Taxation of Annuities Generally                                                                38
Distribution-at-Death Rules                                                                    39
Spousal Continuation                                                                           39
Diversification Standards                                                                      40
Tax-Favored Retirement Programs                                                                40
Inherited IRAs                                                                                 40
Annuities in Qualified Plans                                                                   40
Federal and State Income Tax Withholding                                                       41
Impact of Taxes on National Integrity                                                          41
Transfers Among Investment Options                                                             41

SECTION 8 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                                         41
Income Plus Withdrawal Program                                                                 41
Dollar Cost Averaging                                                                          42
Systematic Transfer Program                                                                    42
Customized Asset Rebalancing                                                                   42
Systematic Contributions                                                                       43
Legal Proceedings                                                                              43

SECTION 9 - PRIOR CONTRACTS

Prior Contract Information                                                                     43

APPENDIX A - FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II                                     47
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                                         53
APPENDIX C - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                          56

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of amounts attributable to the Fixed Accounts and Variable Account Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

GRO - Guaranteed Rate Option, which offer durations of two, three, five, seven and ten years and lock in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate.

GUARANTEE PERIOD - the duration of your GRO Account.

GUARANTEED INTEREST RATE - a fixed annual effective interest rate that we declare for the duration of your GRO Account.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less prior withdrawals (and associated charges), accumulated at 3% interest annually, less any administrative charge.

PORTFOLIO - an investment portfolio of a mutual fund in which Separate Account II invests its assets.

RETIREMENT DATE - the date you elect annuity payments to begin. The Retirement Date can't be later than your 98th birthday, or earlier if required by law.

SEPARATE ACCOUNT - Separate Account II of National Integrity Life Insurance Company. The Separate Account consists of assets that are segregated by National Integrity and invested in Variable Account Options.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within one year of your STO contribution.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract, consisting of the Divisions and the Portfolios. The value of your contract will reflect the investment performance of the Variable Account Options you choose.

SECTION 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

When this prospectus uses the terms "we," "our" and "us," it means National Integrity Life Insurance Company (NATIONAL INTEGRITY). When it uses the terms "you" and "your" it means the Annuitant, who is the person upon whose life the annuity benefit and the death benefit are based. That person is usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all the rights under the contract until annuity payments begin. If there are joint owners, they share the contract rights and any changes or transactions must be signed by both of them. The death of the first joint owner will determine the timing of distribution.

If you want to invest for retirement by buying a Pinnacle Variable Annuity, complete a Customer Profile form (unless your state requires an application) and send it to us along with at least the minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an annuity benefit and a death benefit. These benefits are described in more detail below.

Your benefits under the annuity contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Section 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000. Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. For more details on contribution requirements, see "Contributions Under Your Contract" in Section 5.

YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or in the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and Fixed Accounts are together referred to as the INVESTMENT OPTIONS. You may have money in as many as nine different Investment Options at any one time. See "Contributions Under Your Contract" in Section 5. To select Investment Options that most closely reflect your investment goals, see Section 3, "Your Investment Options."

VARIABLE ACCOUNT OPTIONS

Each of the Variable Account Options invests in shares of an investment portfolio of a mutual fund. Each investment portfolio is referred to as a PORTFOLIO. The investment goals of each Variable Account Option are the same as the Portfolio in which it's invested. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the values of your Fixed Accounts and Variable Account Options added together. Your ADJUSTED ACCOUNT VALUE is your Account Value increased or decreased by any MARKET VALUE ADJUSTMENT. Your Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Section 3, "Your Investment Options." Your Cash Value is your ADJUSTED ACCOUNT VALUE reduced by any withdrawal charges or pro rata annual administrative charges that may apply. Fees and charges are discussed in more detail below.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these under "Transfers" in Section 5. Any transfer must be for at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs: (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) transfer of your STO contributions. All of these programs are discussed in Section 8. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer.

CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any contract year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account. A daily charge equal to an annual fee of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.30%) and certain administrative expenses (.15%). The charges will never be greater than this. For more information about the account charges, see Section 4, "Deductions and Charges."

Investment management fees and other expenses are deducted from amounts Separate Account II invests in the Portfolios. The advisory fees of a Portfolio can't be increased without the consent of its shareholders. See "Table of Annual Fees and Expenses" below. For a discussion about the fees of various investment advisers and sub-advisers of the Portfolios, see the Portfolio prospectuses.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 15% of your Account Value each contract year with no withdrawal charges. After the first 15% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. See Section 4, "Contingent Withdrawal Charge" and Section 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your Account Value, which may be more or less than your initial contribution. If your state requires, upon cancellation we'll return your contribution without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Pinnacle Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Portfolio, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

OWNER TRANSACTION EXPENSES

      Sales Load on Purchases                                                                           $         0
      Deferred Sales Load (as a percentage of contributions)(1)                                          7% Maximum
      Transfer Charge (assessed after 12 transfers in one contract year)(2)                             $        20

ANNUAL ADMINISTRATIVE CHARGE

      Annual Administrative Charge*                                                                     $        30
      *  This charge applies only if the Account Value is less than $50,000 at the end of any contract year before your Retirement Date. See "Annual Administrative Charge" in Section 4.

Annual Expenses of the Separate Account
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

      Mortality and Expense Risk Charge                                                                        1.30%
      Administrative Expenses                                                                                   .15%
                                                                                                        -----------
      Total Separate Account Annual Expenses                                                                   1.45%
                                                                                                        ===========

Portfolio Annual Expenses After Reimbursement
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                    MANAGEMENT       OTHER          12b-1       TOTAL ANNUAL
 PORTFOLIO                                                            FEES          EXPENSES         FEE          EXPENSES
 ---------                                                         ----------       --------        -----       ------------
 Fidelity VIP Contrafund: Service Class 2                             .58%            .11%           .25%           .94%(3)
 Fidelity VIP Equity Income: Service Class 2                          .48%            .11%           .25%           .84%(3)
 Fidelity VIP Growth: Service Class 2                                 .58%            .10%           .25%           .93%(3)
 Fidelity VIP Growth and Income: Service Class 2                      .48%            .11%           .25%           .84%(3)
 Fidelity VIP Growth Opportunity: Service Class 2                     .58%            .12%           .25%           .95%(3)
 Fidelity VIP Mid Cap: Service Class 2                                .58%            .11%           .25%           .94%(3)
 Fidelity VIP Money Market: Service Class 2                           .18%            .12%           .25%           .55%
 Franklin Income Securities - Class 2                                 .49%            .04%           .25%           .78%
 Franklin Growth and Income Securities - Class 2                      .48%            .03%           .25%           .76%
 Franklin Large Cap Growth Securities - Class 2                       .75%            .03%           .25%          1.03%
 Mutual Shares Securities- Class 2                                    .60%            .19%           .25%          1.04%
 Templeton Foreign Securities - Class 2                               .69%            .22%           .25%          1.16%
 Templeton Growth Securities - Class 2                                .80%            .05%           .25%          1.10%
 Janus Aspen Series Aggressive Growth: Service Shares                 .65%            .02%           .25%           .92%(4)
 Janus Aspen Series Growth: Service Shares                            .65%            .01%           .25%           .91%(4)
 Janus Aspen Series International Growth: Service Shares              .65%            .06%           .25%           .96%(4)
 Janus Aspen Series Worldwide Growth: Service Shares                  .65%            .04%           .25%           .94%(4)
 J.P. Morgan Series Trust II Bond                                     .30%            .45%           .00%           .75%
 J.P. Morgan Series Trust II International Opportunities              .60%            .60%           .00%          1.20%(5)
 J.P. Morgan Series Trust II Mid Cap Value                            .70%            .30%           .00%          1.00%(5)
 Baron Small Cap                                                     1.05%            .60%           .00%          1.65%(6)
 Gabelli Large Cap Value                                              .90%            .60%           .00%          1.50%(6)
 Harris Bretall Sullivan & Smith Equity Growth                        .65%            .52%           .00%          1.17%(6)
 Third Avenue Value                                                   .65%            .43%           .00%          1.15%(6)
 MFS Capital Opportunities: Service Class                             .75%            .15%           .25%          1.15%(7)
 MFS Emerging Growth: Service Class                                   .75%            .12%           .25%          1.12%
 MFS Investors Growth Stock: Service Class                            .75%            .17%           .25%          1.17%
 MFS Investors Trust: Service Class                                   .75%            .15%           .25%          1.15%(7)
 MFS Mid Cap Growth: Service Class                                    .75%            .15%           .25%          1.15%
 MFS New Discovery: Service Class                                     .90%            .15%           .25%          1.30%(7)
 MFS Research: Service Class                                          .75%            .15%           .25%          1.15%(7)
 MFS Total Return: Service Class                                      .75%            .14%           .25%          1.14%(7)
 Putnam VT The George Putnam Fund of Boston: Class IB                 .65%            .11%           .25%          1.01%
 Putnam VT Growth and Income Fund: Class IB                           .46%            .05%           .25%           .76%(8)
 Putnam VT International Growth Fund: Class IB                        .76%            .18%           .25%          1.19%(8)
 Putnam VT New Opportunities Fund: Class IB                           .54%            .05%           .25%           .84%
 Putnam VT Small Cap Value Fund: Class IB                             .80%            .14%           .25%          1.19%(8)
 Putnam VT Voyager Fund: Class IB                                     .53%            .04%           .25%           .82%
 Putnam VT Voyager II Fund: Class IB                                  .70%            .92%           .25%          1.87%(8)
 Scudder EAFE Equity Index: Class B                                   .45%            .20%           .00%           .65%(9)
 Scudder Equity 500 Index: Class B                                    .20%            .10%           .00%           .30%(9)
 Scudder Small Cap Index: Class B                                     .35%            .10%           .00%           .45%(9)
 Touchstone Balanced                                                  .80%            .10%           .00%           .90%(10)
 Touchstone Bond                                                      .55%            .20%           .00%           .75%(10)
 Touchstone Emerging Growth                                           .80%            .35%           .00%          1.15%(10)
 Touchstone Enhanced 30                                               .65%            .10%           .00%           .75%(10)
 Touchstone Growth and Income                                         .80%            .05%           .00%           .85%(10)
 Touchstone Growth/Value                                             1.00%            .10%           .00%          1.10%(10)
 Touchstone High Yield                                                .50%            .30%           .00%           .80%(10)
 Touchstone International Equity                                      .95%            .30%           .00%          1.25%(10)
 Touchstone Large Cap Growth                                          .75%            .20%           .00%           .95%(10)
 Touchstone Money Market                                              .50%            .10%           .00%           .60%(10)
 Touchstone Small Cap Value                                           .80%            .20%           .00%          1.00%(10)

                                        10

 Touchstone Value Plus                                                .75%            .40%           .00%          1.15%(10)
 Van Kampen LIT Comstock                                              .60%            .21%           .25%          1.06%
 Van Kampen LIT Emerging Growth                                       .70%            .06%           .25%          1.01%
 Van Kampen UIF Emerging Markets Debt                                 .80%            .37%           .00%          1.17%(11)
 Van Kampen UIF Emerging Markets Equity                               .80%            .35%           .25%          1.40%
 Van Kampen UIF U.S. Real Estate                                      .75%            .35%           .00%          1.10%(11)
 Van Kampen UIT Bandwidth & Telecommunication                         .00%           3.57%           .00%          3.57%(12)
 Van Kampen UIT Biotechnology & Pharmaceutical                        .00%           1.20%           .00%          1.20%(12)
 Van Kampen UIT Internet                                              .00%           4.96%           .00%          4.96%(12)
 Van Kampen UIT Morgan Stanley High Tech 35                           .00%           1.20%           .00%          1.20%(12)
 Van Kampen UIT Morgan Stanley U.S. Multinational                     .00%           1.20%           .00%          1.20%(12)


----------
(1)  See "Deductions and Charges - Contingent Withdrawal Charge" in Part I,
     Section 4. You may make a partial withdrawal of up to 15% of the Account Value in any contract year minus withdrawals during the current contract year, without incurring a withdrawal charge.

(2) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge doesn't apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" in
     Part I, Section 4.

(3) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time

(4) Expenses are based upon actual annualized expenses for the fiscal year ending December 31, 2001.




(5) The information in this table has been restated to reflect a voluntary agreement by J.P. Morgan Chase Bank of New York, an affiliate of JPMIM, to reimburse the portfolio to the extent certain expenses exceed 1.20% for the International Opportunities Portfolio and 1.00% for the Mid Cap Value Portfolio. Without this agreement, Total Annual Expenses would have been 1.40% and 10.62%, respectively.


(6) Touchstone Advisors has voluntarily agreed to reimburse each of the Legends Fund Portfolios for Other Expenses (excluding Management Fees) above an annual rate of .60% of average net assets. Without reimbursements, Total Annual Expenses for the Fund's fiscal year ended June 30, 2002 would have been 2.32% for the Baron Small Cap Portfolio and 1.63% for the Gabelli Large Cap Value Portfolio Touchstone Advisors has reserved the right for withdraw or modify its policy of expense reimburse for the Portfolios. In the Legends Fund's prospectus, see "Management of the Fund."


(7) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements which have the effect of reducing the series' expenses. MFS has also contractually agreed, subject to reimbursement, to bear the series' expenses such that the "Other Expenses" do not exceed 0.15% annually. These contractual fee arrangements will continues until at least May 1, 2003 unless changed with the consent of the board of trustees which oversees the series. Without these arrangements the Total Annual Expenses for the portfolios would have been as follows: Capital Opportunity 1.21%, Investors Growth Stock 1.17%, Mid Cap Growth 1.20%, and New Discovery 1.34%.

(8)  Reflects actual annualized expenses as of December 31, 2001.

(9) Deutsche Asset Management, Inc. (the advisor) has voluntarily agreed to waive its fee and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to the current expense cap listed until April 30, 2002. Absent this expense cap reimbursement the Management Fees and Other Expenses for the Scudder Funds would be: .20% and .11% for the Equity Index Fund; 0.35% and .28% for the Small Cap Index Fund; and .45% and .36% for the EAFE Equity Index Fund.

(10) Touchstone Advisors, Inc. has voluntarily agreed to waive it's fee and or provide an expense reimbursement arrangement that limit the Total Annual Expenses the funds pay. Without fee waiver or expense reimbursement limits the funds Total Annual Expenses would have been as follows: Balanced 1.43%; Bond 1.09%; Emerging Growth 1.36%; Enhanced 30 1.79%; Growth and Income 1.36%; Growth/Value 3.00%; High Yield 1.45%; International Equity 2.21%; Large Cap Growth 2.28%; Money Market 2.31%; Small Cap Value 2.16%; and Value Plus 2.24%.

(11) The Management Fee for certain portfolios has been reduced to reflect the voluntary waiver of a portion or all of the Management Fee and the reimbursement by the portfolios adviser to the extent Total Annual Expenses exceed the following percentages: Emerging Markets Debt Portfolio 1.30%; and U.S. Real Estate 1.10%. The advisor may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the Management Fees, Other Expenses, 12b-1 Fees and Total Annual Expenses, respectively, would be as follows: Emerging Market Debts Portfolio 0.80%, 0.37%, 0.00% 1.17%; U.S. Real Estate Portfolio 0.80%, 0.35%, 0.00% and 1.15%.`

(12) These expenses are estimated based upon an initial accumulation unit value of $10. Van Kampen Funds, Inc. has agreed if actual organizational costs and annual expenses exceed $0.10 per unit in any year, Van Kampen Funds, Inc. will voluntary pay any excess at its own expense. Please see the Van Kampen Portfolio prospectus for more detail.

EXAMPLES

The examples below show the expenses on a $1,000 investment, assuming a $50,000 average contract value and a 5% annual rate of return on assets.

CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


PORTFOLIO                                                            1 YEAR         3 YEARS       5 YEARS      10 YEARS
---------                                                            ------         -------       -------      --------
Fidelity VIP Contrafund: Service Class 2                            $  95.09       $ 127.07      $ 161.55      $ 279.53
Fidelity VIP Equity Income: Service Class 2                         $  94.07       $ 124.00      $ 156.43      $ 269.35
Fidelity VIP Growth: Service Class 2                                $  94.99       $ 126.76      $ 161.04      $ 278.52
Fidelity VIP Growth and Income: Service Class 2                     $  94.07       $ 124.00      $ 156.43      $ 269.35
Fidelity VIP Growth Opportunity: Service Class 2                    $  95.19       $ 127.38      $ 162.06      $ 280.54
Fidelity VIP Mid Cap: Service Class 2                               $  95.09       $ 127.07      $ 161.55      $ 279.53
Fidelity VIP Money Market: Service Class 2                          $  91.09       $ 115.04      $ 141.46      $ 239.25
Franklin Income Securities - Class 2                                $  93.45       $ 122.15      $ 153.35      $ 263.20
Franklin Growth and Income Securities - Class 2                     $  93.25       $ 121.53      $ 152.32      $ 261.14
Franklin Large Cap Growth Securities - Class 2                      $  96.01       $ 129.83      $ 166.14      $ 288.60
Mutual Shares Securities- Class 2                                   $  96.11       $ 130.14      $ 166.65      $ 289.60
Templeton Foreign Securities - Class 2                              $  97.34       $ 133.81      $ 172.74      $ 301.56
Templeton Growth Securities - Class 2                               $  96.73       $ 131.98      $ 169.70      $ 295.60
Janus Aspen Series Aggressive Growth: Service Shares                $  94.89       $ 126.46      $ 160.53      $ 277.50
Janus Aspen Series Growth: Service Shares                           $  94.78       $ 126.15      $ 160.02      $ 276.49
Janus Aspen Series International Growth: Service Shares             $  95.30       $ 127.68      $ 162.57      $ 281.55
Janus Aspen Series Worldwide Growth: Service Shares                 $  95.09       $ 127.07      $ 161.55      $ 279.53
J.P. Morgan Series Trust II Bond                                    $  93.14       $ 121.22      $ 151.80      $ 260.10
J.P. Morgan Series Trust II International Opportunities             $  97.75       $ 135.03      $ 174.76      $ 305.51
J.P. Morgan Series Trust II Mid Cap Value                           $  95.71       $ 128.91      $ 164.61      $ 285.59
Baron Small Cap                                                     $ 102.37       $ 148.71      $ 197.27      $ 348.88
Gabelli Large Cap Value                                             $ 100.83       $ 144.17      $ 189.81      $ 334.64
Harris Bretall Sullivan & Smith Equity Growth                       $  97.45       $ 134.12      $ 173.24      $ 302.55
Third Avenue Value                                                  $  96.52       $ 131.36      $ 168.68      $ 293.60
MFS Capital Opportunities: Service Class                            $  97.24       $ 133.50      $ 172.23      $ 300.57
MFS Emerging Growth: Service Class                                  $  96.93       $ 132.59      $ 170.71      $ 297.59
MFS Investors Growth Stock: Service Class                           $  97.24       $ 133.50      $ 172.23      $ 300.57
MFS Investors Trust: Service Class                                  $  97.24       $ 133.50      $ 172.23      $ 300.57
MFS Mid Cap Growth: Service Class                                   $  97.24       $ 133.50      $ 172.23      $ 300.57
MFS New Discovery: Service Class                                    $  98.78       $ 138.08      $ 179.80      $ 315.32
MFS Research: Service Class                                         $  97.24       $ 133.50      $ 172.23      $ 300.57
MFS Total Return: Service Class                                     $  97.14       $ 133.20      $ 171.72      $ 299.58
Putnam VT The George Putnam Fund of Boston: Class IB                $  96.83       $ 132.28      $ 170.20      $ 296.59
Putnam VT Growth and Income Fund: Class IB                          $  93.25       $ 121.53      $ 152.32      $ 261.14
Putnam VT International Growth Fund: Class IB                       $  97.65       $ 134.73      $ 174.25      $ 304.52
Putnam VT New Opportunities Fund: Class IB                          $  94.07       $ 124.00      $ 156.43      $ 269.35
Putnam VT Small Cap Value Fund: Class IB                            $  97.65       $ 134.73      $ 174.25      $ 304.52
Putnam VT Voyager Fund: Class IB                                    $  93.86       $ 123.38      $ 155.40      $ 267.30
Putnam VT Voyager Fund II: Class IB                                 $ 104.62       $ 155.35      $ 208.12      $ 369.36
Scudder EAFE Equity Index: Class B                                  $  92.12       $ 118.14      $ 146.64      $ 249.73
Scudder Equity 500 Index: Class B                                   $  88.53       $ 107.28      $ 128.40      $ 212.58
Scudder Small Cap Index: Class B                                    $  90.07       $ 111.94      $ 136.25      $ 228.66
Touchstone Balanced                                                 $  94.68       $ 125.84      $ 159.50      $ 275.47
Touchstone Bond                                                     $  93.14       $ 121.22      $ 151.80      $ 260.10
Touchstone Emerging Growth                                          $  97.24       $ 133.50      $ 172.23      $ 300.57
Touchstone Enhanced 30                                              $  93.14       $ 121.22      $ 151.80      $ 260.10
Touchstone Growth and Income                                        $  94.17       $ 124.30      $ 156.94      $ 270.37
Touchstone Growth/Value                                             $  96.73       $ 131.98      $ 169.70      $ 295.60
Touchstone High Yield                                               $  93.66       $ 122.76      $ 154.38      $ 265.25
Touchstone International Equity                                     $  98.27       $ 136.56      $ 177.28      $ 310.43

                                       13

Touchstone Large Cap Growth                                         $ 95.19       $ 127.38      $ 162.06      $ 280.54
Touchstone Money Market                                             $ 91.61       $ 116.59      $ 144.05      $ 244.50
Touchstone Small Cap Value                                          $ 95.71       $ 128.91      $ 164.61      $ 285.59
Touchstone Value Plus                                               $ 95.19       $ 127.38      $ 162.06      $ 280.54
Van Kampen LIT Comstock                                             $ 96.32       $ 130.75      $ 167.66      $ 291.61
Van Kampen LIT Emerging Growth                                      $ 95.81       $ 129.22      $ 165.12      $ 286.59
Van Kampen UIF Emerging Markets Debt                                $ 97.45       $ 134.12      $ 173.24      $ 302.55
Van Kampen UIF Emerging Markets Equity                              $ 99.80       $ 141.13      $ 184.82      $ 325.03
Van Kampen UIF U.S. Real Estate                                     $ 96.73       $ 131.98      $ 169.70      $ 295.60
Van Kampen UIT Bandwidth & Telecommunication                        $ 97.75       $ 135.03      $ 174.76      $ 305.51
Van Kampen UIT Biotechnology & Pharmaceutical                       $ 97.75       $ 135.03      $ 174.76      $ 305.51
Van Kampen UIT Morgan Stanley High Tech 35                          $ 97.75       $ 135.03      $ 174.76      $ 305.51
Van Kampen UIT Internet                                             $ 97.75       $ 135.03      $ 174.76      $ 305.51
Van Kampen UIT Morgan Stanley U.S. Multinational                    $ 97.75       $ 135.03      $ 174.76      $ 305.51


CUMULATIVE EXPENSES PER $1,000 INVESTMENT IF YOU ELECT TO ANNUITIZE OR DON'T SURRENDER YOUR CONTRACT AT THE END OF THE SPECIFIED PERIOD (i.e., NO DEFERRED SALES LOAD CHARGED):


PORTFOLIO                                                            1 YEAR        3 YEARS       5 YEARS      10 YEARS
---------                                                            ------        -------       -------      --------
Fidelity VIP Contrafund: Service Class 2                            $ 25.09       $  77.07      $ 131.55      $ 279.53
Fidelity VIP Equity Income: Service Class 2                         $ 24.07       $  74.00      $ 126.43      $ 269.35
Fidelity VIP Growth: Service Class 2                                $ 24.99       $  76.76      $ 131.04      $ 278.52
Fidelity VIP Growth and Income: Service Class 2                     $ 24.07       $  74.00      $ 126.43      $ 269.35
Fidelity VIP Growth Opportunity: Service Class 2                    $ 25.19       $  77.38      $ 132.06      $ 280.54
Fidelity VIP Mid Cap: Service Class 2                               $ 25.09       $  77.07      $ 131.55      $ 279.53
Fidelity VIP Money Market: Service Class 2                          $ 21.09       $  65.04      $ 111.46      $ 239.25
Franklin Income Securities -Class 2                                 $ 23.45       $  72.15      $ 123.35      $ 263.20
Franklin Growth and Income Securities - Class 2                     $ 23.25       $  71.53      $ 122.32      $ 261.14
Franklin Large Cap Growth Securities - Class 2                      $ 26.01       $  79.83      $ 136.14      $ 288.60
Mutual Shares Securities- Class 2                                   $ 26.11       $  80.14      $ 136.65      $ 289.60
Templeton Foreign Securities - Class 2                              $ 27.34       $  83.81      $ 142.74      $ 301.56
Templeton Growth Securities - Class 2                               $ 26.73       $  81.98      $ 139.70      $ 295.60
Janus Aspen Series Aggressive Growth: Service Shares                $ 24.89       $  76.46      $ 130.53      $ 277.50
Janus Aspen Series Growth: Service Shares                           $ 24.78       $  76.15      $ 130.02      $ 276.49
Janus Aspen Series International Growth: Service Shares             $ 25.30       $  77.68      $ 132.57      $ 281.55
Janus Aspen Series Worldwide Growth: Service Shares                 $ 25.09       $  77.07      $ 131.55      $ 279.53
J.P. Morgan Series Trust II Bond                                    $ 23.14       $  71.22      $ 121.80      $ 260.10
J.P. Morgan Series Trust II International Opportunities             $ 27.75       $  85.03      $ 144.76      $ 305.51
J.P. Morgan Series Trust II Mid Cap Value                           $ 25.71       $  78.91      $ 134.61      $ 285.59
Baron Small Cap                                                     $ 32.37       $  98.71      $ 167.27      $ 348.88
Gabelli Large Cap Value                                             $ 30.83       $  94.17      $ 159.81      $ 334.64
Harris Bretall Sullivan & Smith Equity Growth                       $ 27.45       $  84.12      $ 143.24      $ 302.55
Third Avenue Value                                                  $ 26.52       $  81.36      $ 138.68      $ 293.60
MFS Funds Capital Opportunities: Service Class                      $ 27.24       $  83.50      $ 142.23      $ 300.57
MFS Funds Emerging Growth: Service Class                            $ 26.93       $  82.59      $ 140.71      $ 297.50
MFS Funds Investors Growth Stock: Service Class                     $ 27.24       $  83.50      $ 142.23      $ 300.57
MFS Funds Investors Trust: Service Class                            $ 27.24       $  83.50      $ 142.23      $ 300.57
MFS Funds Mid Cap Growth: Service Class                             $ 27.24       $  83.50      $ 142.23      $ 300.57
MFS Funds New Discovery: Service Class                              $ 28.78       $  88.08      $ 149.80      $ 315.32
MFS Funds Research: Service Class                                   $ 27.24       $  83.50      $ 142.23      $ 300.57
MFS Funds Total Return: Service Class                               $ 27.14       $  83.20      $ 141.72      $ 299.58
Putnam VT The George Putnam Fund of Boston: Class IB                $ 26.83       $  82.28      $ 140.20      $ 296.59
Putnam VT Growth and Income Fund: Class IB                          $ 23.25       $  71.53      $ 122.32      $ 261.14
Putnam VT International Growth Fund: Class IB                       $ 27.65       $  84.73      $ 144.25      $ 304.52
Putnam VT New Opportunities Fund: Class IB                          $ 24.07       $  74.00      $ 126.43      $ 269.35
Putnam VT Small Cap Value Fund: Class IB                            $ 27.65       $  84.73      $ 144.25      $ 304.52
Putnam VT Voyager Fund: Class IB                                    $ 23.86       $  73.38      $ 125.40      $ 267.30
Putnam VT Voyager II Fund: Class IB                                 $ 34.62       $ 105.35      $ 178.12      $ 369.36

                                       14

Scudder EAFE Equity Index: Class B                                  $ 22.12       $  68.14      $ 116.64      $ 249.73
Scudder Equity 500 Index: Class B                                   $ 18.53       $  57.28      $  98.40      $ 212.58
Scudder Small Cap Index: Class B                                    $ 20.07       $  61.94      $ 106.25      $ 228.66
Touchstone Balanced                                                 $ 24.68       $  75.84      $ 129.50      $ 275.47
Touchstone Bond                                                     $ 23.14       $  71.22      $ 121.80      $ 260.10
Touchstone Emerging Growth                                          $ 27.24       $  83.50      $ 142.23      $ 300.57
Touchstone Enhanced 30                                              $ 23.14       $  71.22      $ 121.80      $ 260.10
Touchstone Growth and Income                                        $ 24.17       $  74.30      $ 126.94      $ 270.37
Touchstone Growth/Value                                             $ 26.73       $  81.98      $ 139.70      $ 295.60
Touchstone High Yield                                               $ 23.66       $  72.76      $ 124.38      $ 265.25
Touchstone International Equity                                     $ 28.27       $  86.56      $ 147.28      $ 310.43
Touchstone Large Cap Growth                                         $ 25.19       $  77.38      $ 132.08      $ 280.54
Touchstone Money Market                                             $ 21.61       $  66.59      $ 114.05      $ 244.50
Touchstone Small Cap Value                                          $ 25.71       $  78.91      $ 134.61      $ 285.59
Touchstone Value Plus                                               $ 25.19       $  77.38      $ 132.06      $ 280.54
Van Kampen LIT Comstock                                             $ 26.32       $  80.75      $ 137.66      $ 291.61
Van Kampen LIT Emerging Growth                                      $ 25.81       $  79.22      $ 135.12      $ 286.59
Van Kampen UIF Emerging Markets Debt                                $ 27.45       $  84.12      $ 143.24      $ 302.55
Van Kampen UIF Emerging Markets Equity                              $ 29.80       $  91.13      $ 154.82      $ 325.03
Van Kampen UIF U.S. Real Estate                                     $ 26.73       $  81.98      $ 139.70      $ 295.60
Van Kampen UIT Bandwidth & Telecommunication                        $ 27.75       $  85.03      $ 144.76      $ 305.51
Van Kampen UIT Biotechnology & Pharmaceutical                       $ 27.75       $  85.03      $ 144.76      $ 305.51
Van Kampen UIT Morgan Stanley High Tech 35                          $ 27.75       $  85.03      $ 144.76      $ 305.51
Van Kampen UIT Internet                                             $ 27.75       $  85.03      $ 144.76      $ 305.51
Van Kampen UIT Morgan Stanley U.S. Multinational                    $ 27.75       $  85.03      $ 144.76      $ 305.51


These examples assume the current charges that are borne by the Separate Account, and the investment management fees and other expenses of the Portfolios as they were for their most recent fiscal years or estimated expenses (after reimbursement), if applicable. ACTUAL PORTFOLIO EXPENSES MAY BE GREATER OR LESS THAN THOSE ON WHICH THESE EXAMPLES WERE BASED. The annual rate of return assumed in the examples isn't an estimate or guarantee of future investment performance. The table also assumes an estimated $50,000 average contract value, so that the administrative charge per $1,000 of net asset value in the Separate Account is $0.50. The per $1,000 charge would be higher for smaller Account Values and lower for higher values.

CONDENSED FINANCIAL INFORMATION FOR THE SEPARATE ACCOUNT IS PROVIDED IN APPENDIX A.

SECTION 2 - NATIONAL INTEGRITY AND SEPARATE ACCOUNT II

NATIONAL INTEGRITY LIFE INSURANCE COMPANY

National Integrity is a stock life insurance company organized under the laws of New York. Our principal executive offices are located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. We sell flexible premium annuities with underlying investment options, fixed single premium annuity contracts and flexible premium annuity contracts offering both traditional fixed guaranteed interest rates along with fixed equity indexed options. National Integrity is an indirect wholly owned subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

SEPARATE ACCOUNT II AND THE VARIABLE ACCOUNT OPTIONS

Under your contract, you may allocate contributions to Separate Account II or to our Fixed Accounts or both. Separate Account II is established and maintained under the insurance laws of the State of New York.

Separate Account II was established in 1992 and is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of Separate Account II. Each of Separate Account II's Variable Account Options invests in shares of a corresponding Portfolio. We may establish additional Investment Options from time to time. The Variable Account Options currently available are listed in Section 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNT

Under New York law, we own the assets of Separate Account II and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in Separate Account II in proportion to the amounts in their contracts. We can't use Separate Account II's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to Separate Account II are credited to or charged against Separate Account II without regard to our other income, gains or losses. We may allow charges owed to us to stay in Separate Account II, and thus can participate proportionately in Separate Account II. Amounts in Separate Account II greater than reserves and other liabilities belong to us, and we may transfer them to our general account.

CHANGES IN HOW WE OPERATE

We may change how we or our the Separate Account operates, subject to your approval when required by the Investment Company Act of 1940 (1940 ACT) or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Account, or withdraw assets relating to your contract from one Option and put them into another;
-    register or end the registration of Separate Account II under the 1940 Act;
- operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of National Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Account;
- cause one or more Options to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate Account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

SECTION 3 - YOUR INVESTMENT OPTIONS

Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment adviser's assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-433-1778.

FIDELITY

THE PORTFOLIOS' INVESTMENT ADVISER. Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio. Deutsche Asset Management, Inc. is the VIP Index 500 Portfolio's sub-adviser.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assetS primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 65% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings (P/E) ratios. Companies with strong growth potential often have new products, technologies, distribution channels or other opportunities or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

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FIDELITY VIP MID-CAP PORTFOLIO

FMR normally invests the VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 65% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 65% policy.

FIDELITY VIP MONEY MARKET PORTFOLIO

VIP Money Market Portfolio seeks to earn a high level of current income while preserving capital and providing liquidity. It invests only in high-quality, U.S. dollar denominated money market securities of domestic and foreign issuers, such as certificates of deposit, obligations of governments and their agencies, and commercial paper and notes.


THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisors for the funds in which the portfolios invest.

FRANKLIN INCOME SECURITIES PORTFOLIO

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the portfolio will invest in both debt and equity securities. The portfolio seeks income by investing in corporate, foreign, and U.S. Treasury bonds. In its search for income producing growth opportunities the portfolio invests in common stocks with attractive dividend yields of companies from a variety of industries such as electric utilities, oil, gas, real estate and consumer goods. From time to time the Portfolio may invest a significant portion of its assets in certain sectors such as utilities.

FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with a secondary goal to provide current income. Under normal market conditions, the portfolio will invest at least 65% of its total assets in a broadly diversified portfolio of equity securities that the portfolio's manager considers to be financially strong, but undervalued by the market. The portfolio may invest in real estate investment trusts but does not intend to invest more than 15% of its assets in these trusts.

FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. Under normal market conditions, the portfolio will invest at least 80% of its net assets in investments of large capitalization companies. For this portfolio, large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding) within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase. The portfolio may also invest up to 25% of its total assets in foreign securities, but currently intends to limit these investments to between 10-15%. In addition to its main investments, the portfolio may invest up to 20% of its net assets in small to medium capitalization companies. Although the portfolio seeks investments across a number of sectors, it expects to have substantial positions in the technology sector and in communications.

MUTUAL SHARES SECURITIES PORTFOLIO

The Mutual Shares Securities Portfolio seeks capital appreciation with a secondary goal of income. Under normal market conditions the portfolio will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized objective criteria. The portfolio currently intends to invest up to approximately 25% of its total assets in foreign investments.

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TEMPLETON FOREIGN SECURITIES PORTFOLIO

The Templeton Foreign Securities Portfolio seeks long-term capital growth. Under normal market conditions, the portfolio will invest at least 80% of its net assets in investments of issuers located outside the U.S. including those in emerging markets.

TEMPLETON GROWTH SECURITIES PORTFOLIO

The Templeton Growth Securities Portfolio seeks long-term capital growth. Under normal market conditions, the portfolio will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets. The portfolio may also invest up to 25% of its net assets in debt securities of companies and governments located anywhere in the world.

JANUS ASPEN SERIES

Each portfolio of the Janus Aspen Series is a mutual fund registered with the SEC. Janus Capital Corporation serves as the investment adviser to each Portfolio.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment goals of the Portfolios of the Janus Aspen Series. There are no guarantees that these objectives will be met. YOU SHOULD READ THE JANUS ASPEN SERIES PROSPECTUSES CAREFULLY BEFORE INVESTING.

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO

Janus Aspen Aggressive Growth Portfolio seeks long-term growth of capital. It is a non-diversified portfolio that pursues its objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalization's fall within the range of companies in the S&P MidCap 400 Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalization's within the Index will vary, but as of December 31, 2001, they ranged from approximately $225 million to $10.5 billion.


JANUS ASPEN GROWTH PORTFOLIO

Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

Janus Aspen International Growth Portfolio seeks long-term growth of capital. It normally invests at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.




JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

J.P. MORGAN SERIES TRUST II

Each portfolio of the J.P. Morgan Series Trust II is a diversified mutual fund registered with the SEC. J.P. Morgan Investment Management Inc. is the investment adviser to the J.P. Morgan Series Trust II.

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INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the J.P. Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR J.P. MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

J.P. MORGAN BOND PORTFOLIO

J.P. Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective.

J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO

J.P. Morgan International Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

J.P. MORGAN MID CAP VALUE

J.P. Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest 80% of its total assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion that the advisor believes are undervalued.

THE LEGENDS FUND

The Legends Fund is an open-end management investment company registered with the SEC. Touchstone Advisers, Inc. is the investment advisor of The Legends Fund. Touchstone Advisors has entered into a sub-advisory agreement with a professional manager to invest the assets of each of its portfolios. The sub-adviser for each portfolio is listed below.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Legends Fund Portfolios. We can't guarantee that these objectives will be met. You should read the Legends Fund prospectus carefully before investing.

BARON SMALL CAP PORTFOLIO

The Baron Small Cap Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in common stocks of smaller companies with market values under $2 billion selected for their capital appreciation potential. In making investment decisions for the Portfolio, the sub-adviser seeks securities that it believes have (1) favorable price to value characteristics based on the sub-adviser's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years. The sub-adviser to the Portfolio is BAMCO, Inc.

GABELLI LARGE CAP VALUE PORTFOLIO

The Gabelli Large Cap Value Portfolio seeks long term capital appreciation. It is a diversified Portfolio that seeks to achieve its objective by investing primarily in common stocks of large, well known, widely-held, high-quality companies that have a market capitalization greater than $5 billion. Companies of this general type are often referred to as "Blue Chip" companies. The sub-adviser is Gabelli Asset Management Company.

HARRIS BRETALL SULLIVAN & SMITH EQUITY GROWTH PORTFOLIO

Harris Bretall Sullivan & Smith Equity Growth Portfolio seeks long-term capital appreciation. It is a diversified portfolio that pursues its objective by investing primarily in stocks of established companies with proven records of superior and consistent earnings growth. In selecting equity securities for the Portfolio, the sub-adviser looks for successful companies that have exhibited superior growth in revenues and earnings, strong product lines and proven

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management ability over a variety of business cycles. Harris Bretall Sullivan &
Smith, LLC is the sub-adviser to the Portfolio.

THIRD AVENUE VALUE PORTFOLIO


The Third Avenue Value Portfolio seeks long-term capital appreciation. It is a non-diversified portfolio that seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the sub-adviser believes is their true value. The Portfolio also seeks to acquire senior securities, such as preferred stock and debt instruments, that the sub-adviser believes are undervalued. The sub-adviser is Third Avenue Management LLC.


MFS FUNDS

Each portfolio of the MFS Variable Insurance Trust is a diversified mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth. MFS looks particularly for companies which demonstrate: (1) a strong franchise, strong cash flows and a recurring revenue stream; (2) a strong industry position where there is potential for high profit margins or substantial barriers to new entry in the industry; (3) a strong management with a clearly defined strategy; and (4) new products or services.

MFS INVESTORS TRUST PORTFOLIO

MFS Investors Trust Portfolio (formerly known as MFS Growth with Income) seeks mainly to provide long-term growth of capital, with a secondary objective of current income, by normally investing at least 65% of its net assets in common stocks and related securities. While the Portfolio may invest in companies of any size, it generally focuses on companies with larger market capitalizations that MFS believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio will also seek to generate gross income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

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MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its net assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy. As of February 29, 2000, the top of the Russell Midcap Growth Index range was $59.6 billion.

MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS RESEARCH PORTFOLIO

The MFS Research Portfolio seeks to provide long-term growth of capital and future income. The portfolio invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts. The portfolio focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The portfolio may invest in companies of any size. The investments may include securities traded on securities exchanges or in the over-the-counter markets. The portfolio may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM FUNDS

Each fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each portfolio.

INVESTMENT OBJECTIVES OF THE FUNDS. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.


PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which

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produce both capital growth and current income. The fund invests mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Value stocks are those that Putnam Management believes are currently undervalued by the market. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate to long-term maturities. Under normal market conditions, the fund invests at least 25% of the fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.


PUTNAM VT GROWTH AND INCOME FUND

The fund seeks capital growth and current income. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both. Value stocks are those stocks Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change. It invests mainly in large companies.

PUTNAM VT INTERNATIONAL GROWTH FUND


The fund seeks capital appreciation. The fund seeks its goal by investing mainly in common stocks of companies outside the United States. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which we place on the company. The fund may also consider other factors it believe will cause the stock price to rise. The fund invests mainly in midsize and large companies, although it can invest in companies of any size. Although the fund emphasizes investments in developed countries, it may also invest in companies located in developing (also know as emerging) markets.

PUTNAM VT NEW OPPORTUNITIES FUND

The fund seeks long-term capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks in sectors of the economy that Putnam Management believes have high growth potential. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase over time.


PUTNAM VT SMALL CAP VALUE FUND

The fund seeks capital appreciation. The fund seeks its goal by investing in at least 80% of its assets in small companies of a size similar to those in the Russell 2000 Index, an index that measures the performance of small companies. Value stocks are those that Putnam Management believes are currently undervalued by the market. Putnam Management looks for companies undergoing positive change.


PUTNAM VT VOYAGER FUND

The fund seeks capital appreciation by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase over time.


PUTNAM VT VOYAGER FUND II

The fund seeks long-term growth of capital. The fund seeks its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies that Putnam Management believes are fast-growing and whose earnings it believes are likely to increase. The fund invests in companies of all sizes.




SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

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INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), thE performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

TOUCHSTONE VARIABLE SERIES TRUST

Each portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each fund. Bank of Ireland Asset Management (U.S.) Ltd. is the sub-adviser for the International Equity Fund. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund. Ark Asset Management Co., Inc is the sub-adviser for the Small Cap Value Fund. Mastrapasqua & Associates is the sub-adviser for the Growth/Value Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Large Cap Growth, Value Plus, High Yield, Bond and Money Market funds. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. OpCap Advisors is the sub-advisor for the Balanced Fund.

TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seeks to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of total assets) and debt securities (generally about 40%, but at least 25%). The fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the fund, the portfolio manager will seek out companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BOND FUND

Touchstone Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of total assets). The fund invests in mortgage-related securities (up to 60%), asset-backed securities and preferred stocks. The fund also invests in non-investment grade U.S. or foreign debt securities and preferred stock that are rated as low as B (up to 35%).

TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase value of fund shares as a primary goal and to earn income as a

                                       24
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secondary goal. The fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests in equity securities, including common and preferred stocks and convertible securities.

TOUCHSTONE ENHANCED 30 FUND

Touchstone Enhanced 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The fund's portfolio is based on the 30 stocks that compromise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The portfolio manager seeks to surpass the total return of the DJIA by substituting stocks that offer above average growth potential for those stocks in the DJIA that appear to have less growth potential. The fund's portfolio will at all times consist of 30 stocks and up to one-third of these holdings may represent substituted stocks in the enhanced portion of the portfolio.

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future.

TOUCHSTONE GROWTH/VALUE FUND

Touchstone Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuation may not reflect the prospects for accelerated earnings and/or cash flow growth. The fund invests primarily in stocks of domestic large-cap growth companies that the portfolio manager believes have a demonstrated record of achievement with excellent prospects for earnings and/or cash flow growth over a 3 to 5 year period. In choosing securities, the portfolio manager looks for companies that it believes to be priced lower than their true value. These may include companies in the technology sector.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of total assets) in non-investment grade debt securities of domestic corporations. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE INTERNATIONAL EQUITY FUND

Touchstone International Equity Fund seeks long term growth of capital by investing at least 80% of total assets in equity securities of foreign issuers. The fund will invest in at least three countries outside of the United States and focuses on companies located in Europe, Australia and the Far East. The fund may invest up to 40% of its assets in securities issued by companies active in emerging market countries.

TOUCHSTONE LARGE CAP GROWTH FUND

Touchstone Large Cap Growth Fund seeks long-term growth of capital by investing primarily in growth-oriented stocks. The fund invests primarily (at least 80% of total assets) in a diversified portfolio of common stocks that are believed to have growth attributes superior to the general market. In selecting investments, the portfolio manager focuses on those companies that have attractive opportunities for growth of principal, yet sell at reasonable valuations compared to their expected growth rate of revenues, cash flows and earnings. These may include companies in the technology sector.

TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily (at least 65% of total assets) in high-quality money market instruments. The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

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TOUCHSTONE SMALL CAP VALUE FUND

Touchstone Small Cap Value Fund seeks long-term growth of capital by investing primarily (at least 75% of total assets) in common stocks of small to medium capitalization companies that the portfolio manager believes are undervalued. The portfolio manager looks for stocks that it believes are priced lower than they should be, and also contain a catalyst for growth. These stocks may not pay dividends.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of total assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. The fund may also invest in common stocks of rapidly growing companies to enhance the fund's return and vary its investments to avoid having too much of the fund's assets subject to risks specific to undervalued stocks. Approximately 70% of total assets will generally be invested in large cap companies and approximately 30% will generally be invested in mid cap companies.

VAN KAMPEN PORTFOLIOS

INVESTMENT OBJECTIVES OF THE PORTFOLIOS. Below is a summary of the investment objectives of the Van Kampen Portfolios. There is no guarantee that these objectives will be met. YOU SHOULD READ THE VAN KAMPEN PROSPECTUS CAREFULLY BEFORE INVESTING.


VAN KAMPEN LIT PORTFOLIOS

Van Kampen Investments is the investment adviser for each of the LIT Portfolios.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolios investment objective and strategy is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolios investment objective and strategy is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio/s investment objective by investing at least 65% of the Portfolios total assets in common stocks of companies the investment adviser believes to be emerging growth companies.


VAN KAMPEN UIF PORTFOLIOS


Morgan Stanley Dean Witter Investment Management, Inc. is the investment adviser for each of the Portfolios.


VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

Van Kampen UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.


VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolios investment objective and strategy is to seek long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of issuers located in emerging market

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countries.


VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

Van Kampen UIF U.S. Real Estate Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.

VAN KAMPEN UIT PORTFOLIOS

Each portfolio of Van Kampen UIT Portfolios is a unit investment trust registered with the SEC. Van Kampen Funds, Inc. is the sponsor and depositor for each portfolio.

VAN KAMPEN BANDWIDTH & TELECOMMUNICATIONS PORTFOLIO

Van Kampen Bandwidth and Telecommunications Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the communications industry.

VAN KAMPEN BIOTECHNOLOGY AND PHARMACEUTICAL PORTFOLIO

Van Kampen Biotechnology and Pharmaceutical Portfolio seeks capital appreciation by investing in common stocks of companies diversified within the biotechnology and pharmaceuticals industry. Van Kampen designed the portfolio to benefit from companies that are positioned for growth in these industries.

VAN KAMPEN INTERNET PORTFOLIO

Van Kampen Internet Portfolio seeks capital appreciation by investing in common stocks of companies primarily involved in the enabling technology or communications services area of the Internet.

VAN KAMPEN HIGH-TECHNOLOGY 35 INDEX PORTFOLIO

Van Kampen Morgan Stanley High-Technology 35 Index seeks to provide capital appreciation through investment in a portfolio of the common stocks included in the Morgan Stanley High-Technology 35 Index. In creating the index, the Morgan Stanley Technology Research Group sought to design a benchmark that provides broad industry representation of equally-weighted, highly liquid, pure technology companies that is rebalanced annually. The index currently includes 35 pure technology companies representing the full breadth of technology industry segments.

VAN KAMPEN MORGAN STANLEY U.S. MULTINATIONAL 50 INDEX PORTFOLIO

Van Kampen Morgan Stanley U.S. Multinational 50 Index Portfolio seeks capital appreciation through an investment in a portfolio of the stocks included in the Morgan Stanley U.S. Multinational Index. The index consists of 50 of the largest U.S. based companies often referred to as the "New Nifty Fifty". The Morgan Stanley Research Group designed the index to measure the performance of companies that derive a significant portion of their activity from foreign operations.

TERMINATION OF VAN KAMPEN UIT PORTFOLIOS

Because the Van Kampen Life Portfolio is a unit investment trust, it is only available for a fixed period of time. All of the Portfolios will be liquidated on May 1, 2003. We currently anticipate that the same investment strategy will be reapplied to any successor unit investment trust offered to succeed any of the Van Kampen Life Portfolios. However, there is no guarantee that Van Kampen will create a successor trust.

You will be required to give us instructions by April 30, 2003 about how to invest any account value in these Portfolios when they terminate. You will receive a notice requesting instructions prior to that time. Your choices at that time will include:

1. Giving us instructions to rollover your account value in the Van Kampen Life Portfolios to the successor portfolio, if available, or;

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2.   Giving us instructions to transfer any account value in the Van Kampen Life
     Portfolios to any other investment options available under contract. This transfer will be made on the date you give us your transfer instructions, unless you direct us to make the transfer on date of liquidation.

IF YOU DO NOT PICK EITHER OF THESE CHOICES AT THAT TIME, YOU WILL BE DEEMED TO HAVE INSTRUCTED US TO TRANSFER ANY OF YOU ACCOUNT VALUE IN THE VAN KAMPEN LIFE PORTFOLIOS TO THE FIDELITY VIP MONEY MARKET FUND ON THE DATE OF LIQUIDATION.

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, GRO CONTRACTS HAVEN'T BEEN REGISTERED UNDER THE 1940 ACT OR THE SECURITIES ACT OF 1933 ("1933 ACT"). THUS, NEITHER THE GRO CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE GROS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE GROS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed effective annual interest rate that we declare (GUARANTEED INTEREST RATE) for the duration you select. The duration of your GRO Account is the GUARANTEE PERIOD. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then-current Guaranteed Interest Rate we declare. We won't declare an interest rate less than 3%. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO Account are placed in a non-unitized separate account. Values and benefits under your GRO contract are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO VALUE. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate. We credit interest daily at an effective annual rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (ENHANCED RATE). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and is declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (ADDITIONAL INTEREST). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

ALLOCATIONS TO GROS CAN'T BE MADE UNDER CONTRACTS ISSUED IN CERTAIN STATES.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Accounts expire. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest duration. For example, if your expiring GRO Account was for 10 years and when it expires we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. You can tell us if you

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want something different within 30 days before the GRO Account expires. You may not choose, and we won't renew, a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A MARKET VALUE ADJUSTMENT is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Account. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the MINIMUM VALUE. Minimum Value is an amount equal to your contribution to the GRO Account, less previous withdrawals (and associated charges) from the GRO Account plus 3% interest, compounded annually and less any applicable contingent withdrawal and administrative charges. Withdrawal charges and the administrative expense charge could take away part of your principal.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. If our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value (but not below the Minimum Value). On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

     MVA = GRO Value x [(1 + A) POWER OF N/12 /
           (1 + B + .0025) POWER OF N/12 - 1], where

     A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

     B is the current Guaranteed Interest Rate, as of the effective date of the Market Value Adjustment, for current allocations to a GRO Account, with a duration that is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

     N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula will be adjusted to comply with state requirements.




If for any reason we are no longer declaring current Guaranteed Interest Rates, then for purposes of determining B we'll use the yield to maturity of U. S. Treasury Notes with the same remaining term as your GRO Account, using a formula to find a value when necessary, in place of the current Guaranteed Interest Rate or Rates.

For illustrations of the application of the Market Value Adjustment formula, see Appendix B.

SYSTEMATIC TRANSFER OPTION

We also offer a Systematic Transfer Option that guarantees an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all STO contributions into other Investment Options within one year of your most recent STO contribution. Transfers are automatically made in approximately equal quarterly or monthly installments of at least $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's effective annual yield will never be less than 3.0%. See "Systematic Transfer Program" in Section 8 for details on this program. This option may not be available in some states.

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SECTION 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an effective annual rate of 1.45% of your Account Value in the Variable Account Options. This daily expense rate can't be increased without your consent. Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense risk (.95%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total effective annual risk charge can't be increased.

We may realize a gain from these daily charges to the extent they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization or contract termination during a contract year.

PORTFOLIO CHARGES

Separate Account II buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contribution. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.


STATE PREMIUM TAX DEDUCTION-


We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for the annuity benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 7%. This amount is a percentage of your contribution and not of account value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal- that is, the number of years that have passed since each contribution was made. The maximum of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years before your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your account will include the withdrawal amount requested, any Market Value Adjustment that applies, and any withdrawal charges

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that apply, so that the net amount you receive will be the amount you requested.

You may take up to 15% of your account value (less any earlier withdrawal in the same year) each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract, the amount of surrender charges is based on contributions and in not reduced by any free withdrawals.

                CONTRIBUTION YEAR IN WHICH                       CHARGE AS A % OF THE
                WITHDRAWN CONTRIBUTION WAS MADE                 CONTRIBUTION WITHDRAWN
                -------------------------------                 ----------------------

                    Current                                               7%
                    First Prior                                           6
                    Second Prior                                          5
                    Third Prior                                           4
                    Fourth Prior                                          3
                    Fifth Prior                                           2
                    Sixth Prior                                           1
                    Seventh Prior and Earlier                             0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate annuity benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Section 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor do these transfers count toward the twelve free transfers you can make during a year.

HARDSHIP WAIVER

We can waive contingent withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to the primary owner. If no primary owner can be determined, the waivers will apply to the youngest owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

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SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $1,000. We'll accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. See "Transfers" in Section 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Section 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against Separate Account II are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions allocated to the Variable Account Options aren't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Section 3.

UNITS IN SEPARATE ACCOUNT II

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolios' expenses.


Your Unit Values also change because of deductions and charges we make to Separate Account II. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem Units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge.


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HOW WE DETERMINE UNIT VALUE

We determine the Unit Value for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the NET INVESTMENT FACTOR for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an effective annual rate of 1.45%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO that you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Account, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Section 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Section 8.




You may request a transfer by sending a written request directly to the Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if you've established a Personal Identification Number (PIN CODE). We'll honor telephone transfer instructions from any person who provides correct identifying information and we aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.

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EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds. We also have the right, which may be exercised in our sole discretion, to prohibit transfers occurring on consecutive Business Days.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.


SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING OF
INVESTMENTS

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

National Integrity Life Insurance Company has the following policies for transfers between Investment Options, which is designed to protect contract owners from abusive or disruptive trading activity:

- You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, telephone, Annuitrac, or facsimile.

- Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

None of these restrictions are applicable to transfers made under our Dollar Cost Averaging program, Systematic Transfer Option program, Customized Asset Rebalancing program, or other related programs we may offer unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing.

National Integrity Life Insurance Company will continue to monitor transfer activity, and we may modify these restrictions at any time.

If National Integrity Life Insurance Company determines, in its sole discretion, that an annuity policy may be used for market timing, we may refuse to accept any additional contributions to the policy.


WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. The money will be taken from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you

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want your withdrawal handled differently. During the first seven years of your contract, there is a contingent withdrawal charge for any withdrawals other than free withdrawals (discussed below). The charge starts at 7% and decreases depending on the age of your account. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

You may withdraw up to 15% of your Account Value each contract year with no withdrawal charges. After the first 15% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in
Section 7.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial assignment. An assignment of the contract may have adverse tax consequences. See Section 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

DEATH BENEFITS AND SIMILAR BENEFIT DISTRIBUTIONS

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

     (a)  your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);
     (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or
     (c)  your current Account Value.




The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable Market Value Adjustments and/or charges.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

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ANNUITY BENEFITS

All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. The Retirement Date can't be later than your 98th birthday, or earlier if required by law. Contract terms applicable to various retirement programs, along with federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit is the Account Value less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly, $300 quarterly, $600 semi-annually or $1,200 annually.

If you haven't already elected a lump sum payment or an annuity benefit, we'll send you a notice within six months before your Retirement Date outlining your options. If you fail to notify us of your benefit payment election before your Retirement Date, you'll receive a lump sum benefit.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period selected. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary can choose to receive the total present value of future payments in cash.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant or for the lives of the Annuitant and another annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the other annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary. The Annuitant's beneficiary can redeem the annuity and receive the present value of future guaranteed payments in a lump sum.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the Annuitant dies under a joint and survivor annuity.

FIXED ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our current annuity rates would provide a larger payment, those current rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be delayed, however, for any period during which:

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(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to delay action to protect persons with interests in Separate Account II. We can delay payment of your Fixed Accounts for up to six months, and interest will be paid on any payment delayed for 30 days or more.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your request or instruction unless it's proper and complete. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

SECTION 6 - VOTING RIGHTS

PORTFOLIO VOTING RIGHTS

We are the legal owner of the shares of the Portfolios held by Separate Account II and, therefore, have the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to solicit your instructions or to send your instructions to us. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in Separate Account II, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio on our behalf or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio on the record date set by a Portfolio's Board for its shareholders' meeting. For this purpose, the record date can't be more than 60 days before the meeting of a Portfolio. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. To the extent shares of a Portfolio are sold to separate accounts of other insurance companies, the shares voted by those companies according to instructions received from their contract holders will dilute the effect of voting instructions received by us from its owners.

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SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Section 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

SECTION 7 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on several factors. These factors may include National Integrity's tax status, the type of retirement plan, if any, for which the contract is purchased, and the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It's based upon our understanding of the federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts won't change their views on the treatment of these contracts. Future legislation could affect annuity contracts adversely. Moreover, we haven't attempted to consider any applicable state or other tax laws. Because of the complexity of tax laws and the fact that tax results will vary according to particular circumstances, anyone considering the purchase of a contract, selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. NATIONAL INTEGRITY DOESN'T MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract won't generally be taxed until you make a withdrawal. An individual (or employer) may purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may purchase the annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings may be excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (a nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (a qualified annuity). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Internal Revenue Code of 1986, as amended (the CODE) governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment" in the contract) won't be taxed when you receive the amounts back in a distribution. Also, an owner generally isn't taxed on the annuity's earnings (increases in Account Value) until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, trusts and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in the Account Value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract is treated as a taxable distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. The tax implications are different for each type of distribution. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, is not taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may

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apply if the contract includes contributions made before August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. When all of these tax-free portions add up to your investment in the annuity, future payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is taxed at ordinary income tax rates. In addition, you may be subject to a 10% penalty on the taxable portion of a distribution unless it is:

     (1)  on or after the date on which the taxpayer attains age 59 1/2;
     (2)  as a result of the owner's death;
     (3) part of a series of "substantially equal periodic payments" (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
     (4)  a result of the taxpayer becoming disabled within the meaning of Code
          Section 72(m)(7);
     (5) from certain qualified plans (note, however, other penalties may apply);
     (6) under a qualified funding asset (as defined in Section 130(d) of the Code);
     (7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
     (8)  under an immediate annuity as defined in Code Section 72(u)(4);
     (9)  for the purchase of a first home (distribution up to $10,000);
     (10) for certain higher education expenses; or
     (11) to cover certain deductible medical expenses.

     Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Section 5.

All annuity contracts issued by us or our affiliates to one Annuitant during any calendar year are treated as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, in order to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the date the annuity starts and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the date the annuity starts, the entire contract must be distributed within five years after the owner's death. However, any interest that is payable to a beneficiary may be annuitized over the life of that beneficiary, as long as distributions begin within one year after the owner dies. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.


SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the surviving spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole annuitant's beneficiary, we will increase the continued policy's account value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the account value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 account value. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. When the

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surviving spouse dies, a second death benefit may be paid.


DIVERSIFICATION STANDARDS

We manage the investments in the annuities under Section 817(h) of the Code to ensure that you will be taxed as described above.

TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in these qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions on the amount that may be borrowed, the duration of the loan, and repayment of the loan. (Owners should always consult their tax advisors and retirement plan fiduciaries before taking any loans from the plan.) Also, special rules apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection.

INHERITED IRAs

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary (other than the IRA owner's spouse) directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the annuitant under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. In addition, if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity's other features, such as lifetime income payments and death benefit protection. This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN A CODE
SECTION 401(a) OR 403(b) PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

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FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON NATIONAL INTEGRITY

The contract allows us to charge Separate Account II for taxes. We can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

SECTION 8 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract before your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify a dollar amount for each withdrawal or an annual percentage to be withdrawn. The minimum systematic withdrawal currently is $100. You may also specify an account for direct deposit of your systematic withdrawals. To enroll under our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin one Business Day after we receive the form. You may terminate your participation in the program upon one day prior written notice, and we may end or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

Amounts you withdraw under the systematic withdrawal program may be within the free withdrawal amount. If so, we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Section 4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM GREATER THAN THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Section 7, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Section 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Withdrawal Plus Program, plus any interest. You can choose the Income Plus Withdrawal Program at any time if you're younger than 59 1/2. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Your withdrawals will begin at least one Business Day after we receive your form. You may end your participation in

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the program upon seven Business Days prior written notice, and we may end or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, or Systematic Transfer Option.

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge or Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

DOLLAR COST AVERAGING

We offer a dollar cost averaging program under which we transfer contributions allocated to the Janus Money Market Option to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our dollar cost averaging program, send the appropriate form to our Administrative Office. You may end your participation in the program upon one day's prior written notice, and we may end or change the dollar cost averaging program at any time. If you don't have enough money in the Janus Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM

We also offer a systematic transfer program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis, as you determine. See Section 3, "Systematic Transfer Option." We'll transfer your STO contributions in equal installments of at least $1,000 over a one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any money still in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our systematic transfer program, send the appropriate form to our Administrative Office. We can end the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a customized asset rebalancing program that allows you to determine how often the rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will be automatically rebalanced by transfers among the Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you are making contributions. We won't charge a transfer charge to transfers under our customized asset rebalancing program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

Fixed Accounts aren't included in the customized asset rebalancing program.

To enroll in our customized asset rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, and transfers and withdrawals that you make, may not work with the customized asset rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the customized asset rebalancing program is in effect. You may end your participation in the program upon one day's prior written notice, and we may end or change the customized asset rebalancing program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

SECTION 9 - PRIOR CONTRACTS

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus. For contracts issued before 1997, the following provisions apply:

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

-    your Account Value
- the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals
-    your total contributions less the sum of withdrawals
- for Annuitants younger than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit, explained below.

For contracts issued on or after January 1, 1995, the amount of the death benefit is the greatest of:

-    your Account Value
- the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
-    your total contributions less the sum of withdrawals

"Subsequent withdrawals" for purposes of calculation of a death benefit reflect any market value adjustments that apply to those withdrawals and reduce the death benefit on a pro rata basis.

The enhanced minimum death benefit is the same as the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary nearest your 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions, including the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers. Your maximum guaranteed death benefit is determined by totaling your contributions during your first five participation years, subtracting all withdrawals, taking into consideration any market value adjustments made under the contract, multiplying the result by two, and then adding that to your total contributions made after the first five participation years.

REDUCTION IN CHARGES

If your contract was issued on or after January 1, 1995, but before January 1, 1997, the effective annual rate of mortality, expense and administrative charges will reduce to 1.10% after your contract has been in effect for six years.

CONTINGENT WITHDRAWAL CHARGE

For contracts issued before February 15, 1997 the following rules apply even if they are different from other provisions in this prospectus:

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contract year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any contract year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contract. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contract.

                CONTRIBUTION YEAR IN WHICH                      CHARGE AS A % OF THE
                WITHDRAWN CONTRIBUTION WAS MADE                 CONTRIBUTION WITHDRAWN
                -------------------------------                 ----------------------

                    Current                                               7%
                    First Prior                                           6
                    Second Prior                                          5
                    Third Prior                                           4
                    Fourth Prior                                          3
                    Fifth Prior                                           2
                    Sixth Prior and Earlier                               0

We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and Similar Benefit Distributions" in Part 5.

The minimum withdrawal permitted is $300.

RETIREMENT DATE

For contracts issued before February 15, 1997, the Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.

HARDSHIP WAIVERS

Hardship Waivers aren't available.

FIXED ACCOUNTS

SYSTEMATIC TRANSFER OPTION. The STO is not available for contracts issued before July 7, 1998.

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED BEFORE FEBRUARY 25, 2002

For contracts before February 25, 2002, and for contracts issued in certain states after that date, Total Separate Account Annual Expenses are 1.35%. Please check your contract if you are uncertain about the applicability of this section to your contract.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED AFTER JANUARY 1, 1997 & BEFORE FEBRUARY 25, 2002

For contracts issued after January 1, 1997 and before February 25, 2002, the following rules apply in most states even if they are different from other provisions in this prospectus. Please check your contract if you are uncertain about the applicability of this section to your contract.

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

     (a)  your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);
     (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or
     (c)  your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable Market Value Adjustments and/or charges.

FREE WITHDRAWALS FOR CONTACTS ISSUED BEFORE FEBRUARY 25, 2002

For contracts issued prior to February 25, 2002, you may withdraw up to 10% of your Account Value each contract year with no withdrawal charges. After the first 10% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account.

SIX MONTH SYSTEMATIC TRANSFER PROGRAM FOR CONTACTS ISSUED BEFORE
FEBRUARY 25, 2002

The six month option in the Systematic Transfer Program is not available for contracts issued prior to February 25, 2002.

JANUS ASPEN MONEY MARKET PORTFOLIO AVAILABLE FOR CONTACTS ISSUED BEFORE FEBRUARY 25, 2002

The Janus Aspen Money Market Portfolio is available for all contracts issued prior to February 25, 2002. The Fidelity VIP Money Market Portfolio is not available for contracts issued prior to February 25, 2002.

NEW SHARE CLASSES ADDED EFFECTIVE FEBRUARY 25, 2002

New share classes that charge distribution fees pursuant to Rule 12b-1 were added to certain Portfolios effective February 25, 2002. These fees will not be charged to contracts issued prior to February 25, 2002.


NEW INVESTMENT OPTIONS FOR CONTRACTS ISSUED BEFORE DECEMBER 31, 2002

All of the Franklin Templeton Portfolios, the Putnam VT George Putnam Fund, New Opportunities Fund and Voyager Fund as well as the Van Kampen LIT Comstock and Emerging Growth and the Van Kampen UIF Emerging Markets Equity are being made available as investment options in annuity policies issued before December 31, 2002. Please consult the fees, expenses and objectives located in Parts 1 and 3 of this prospectus.

APPENDIX A

FINANCIAL INFORMATION FOR SEPARATE ACCOUNT II


The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period. No unit values are included for the Franklin Templeton, J.P. Morgan Mid Cap Value, Putnam VT George Putnam, New Opportunities and Voyager, Van Kampen portfolios and Touchstone portfolios because as of December 31, 2001 sub accounts had not begun operations in Separate Account II.


                                                     2001          2000          1999         1998         1997         1996
                                                  -----------   -----------  ------------  -----------  -----------  -----------
THIRD AVENUE VALUE
Unit value at beginning of period                 $     26.27   $     23.95  $      27.64  $     23.67  $     18.39  $     14.98
Unit value at end of period                       $     29.87   $     26.27  $      23.95  $     27.64  $     23.67  $     18.39
Number of units outstanding at end of period          354,004       210,325       261,851      356,913      288,596      297,625

HARRIS BRETALL SULLIVAN & SMITH EQUITY
GROWTH
Unit value at beginning of period                 $     26.75   $     34.97  $      26.16  $     19.55  $     14.71  $     13.08
Unit value at end of period                       $     19.02   $     26.75  $      34.97  $     26.16  $     19.55  $     14.71
Number of units outstanding at end of period          367,666       412,117       322,755      382,400      404,243      438,465

GABELLI LARGE CAP VALUE
Unit value at beginning of period                 $     16.47   $     17.51  $      16.80  $     17.38  $     14.45  $     12.75
Unit value at end of period                       $     13.87   $     16.47  $      17.51  $     16.80  $     17.38  $     14.45
Number of units outstanding at end of period          255,696       116,983       201,623      376,348      356,623      389,517

BARON SMALL CAP
Unit value at beginning of period                 $     17.08   $     17.09  $      17.78  $     18.14  $     14.69  $     12.57
Unit value at end of period                       $     17.95   $     17.08  $      17.09  $     17.78  $     18.14  $     14.69
Number of units outstanding at end of period          228,522       114,758       101,894      172,489      164,970      138,864

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                 $     12.88   $     12.04  $      11.48  $     10.42                         -
Unit value at end of period                       $     12.07   $     12.88  $      12.04  $     11.48  $     10.42
Number of units outstanding at end of period          638,843       573,263       859,369      619,502       63,398

FIDELITY VIP CONTRAFUND
Unit value at beginning of period                 $     14.34   $     15.57  $      12.70  $      9.91                         -
Unit value at end of period                       $     12.42   $     14.34  $      15.57  $     12.70  $      9.91
Number of units outstanding at end of period          838,581     1,177,464     1,083,512      636,505       65,551

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                 $     13.49   $     14.19  $      13.18  $     10.31                         -
Unit value at end of period                       $     12.15   $     13.49  $      14.19  $     13.18  $     10.31
Number of units outstanding at end of period          682,948       645,860       671,165      413,064       19,862

FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                 $     11.02   $     13.47  $      13.09  $     10.65                         -

                                                     1995          1994         1993        INCEPTION
                                                  -----------   -----------  ------------  -----------
THIRD AVENUE VALUE
Unit value at beginning of period                 $     10.43   $    10.65              -  $     10.00
Unit value at end of period                       $     14.98   $    10.43   $      10.65
Number of units outstanding at end of period          244,538      156,325         80,112

HARRIS BRETALL SULLIVAN & SMITH EQUITY
GROWTH
Unit value at beginning of period                 $     10.07   $     9.81                 $     10.00
Unit value at end of period                       $     13.08   $    10.07   $       9.81
Number of units outstanding at end of period          374,724      280,091         83,619

GABELLI LARGE CAP VALUE
Unit value at beginning of period                 $     10.65   $    10.75                 $     10.00
Unit value at end of period                       $     12.75   $    10.65   $      10.75
Number of units outstanding at end of period          421,439      535,776        205,268

BARON SMALL CAP
Unit value at beginning of period                 $     10.52   $    10.73              -  $     10.00
Unit value at end of period                       $     12.57   $    10.52   $      10.73
Number of units outstanding at end of period          234,629      180,961         68,249

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                           -            -              -  $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP CONTRAFUND
Unit value at beginning of period                           -            -              -  $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                           -            -              -  $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                           -            -              -  $     10.00

                                       47

Unit value at end of period                       $      9.30   $     11.02  $      13.47  $     13.09   $     10.65
Number of units outstanding at end of period          382,018       465,592       483,369      354,838        73,667

FIDELITY VIP GROWTH
Unit value at beginning of period                 $     10.73   $     12.22                          -             -
Unit value at end of period                       $      8.70   $     10.73  $      12.22
Number of units outstanding at end of period          379,277       467,796        84,815

FIDELITY VIP MID CAP
Unit value at beginning of period                 $     17.50   $     13.28                          -             -
Unit value at end of period                       $     16.68   $     17.50  $      13.28
Number of units outstanding at end of period          407,327       399,552        66,543

JANUS ASPEN CAPITAL APPRECIATION
Unit value at beginning of period                 $     20.80   $     25.77  $      15.64  $     10.03
Unit value at end of period                       $     16.07   $     20.80  $      25.77  $     15.64   $     10.03
Number of units outstanding at end of period        1,083,508     1,538,205     1,314,416      583,994        59,108

JANUS ASPEN BALANCED
Unit value at beginning of period                 $     15.98   $     16.58  $      13.26  $     10.01
Unit value at end of period                       $     15.03   $     15.98  $      16.58  $     13.26   $     10.01
Number of units outstanding at end of period        1,581,998     1,820,363     1,764,662    1,741,026     1,827,787

JANUS ASPEN WORLDWIDE GROWTH
Unit value at beginning of period                 $     17.04   $     20.49  $      12.63  $      9.93
Unit value at end of period                       $     13.04   $     17.04  $      20.49  $     12.63   $      9.93
Number of units outstanding at end of period          988,870     1,149,246       646,308      331,956        20,675

JANUS ASPEN MONEY MARKET
Unit value at beginning of period                 $     11.35   $     10.82  $      10.45  $     10.06
Unit value at end of period                       $     11.66   $     11.35  $      10.82  $     10.45   $     10.06
Number of units outstanding at end of period        2,087,538       758,216     1,194,584      420,446       159,980

J.P. MORGAN INTERNATIONAL OPPORTUNITIES
Unit value at beginning of period                 $     11.79   $     14.20  $      10.53  $     10.19
Unit value at end of period                       $      9.40   $     11.79  $      14.20  $     10.53   $     10.19
Number of units outstanding at end of period           60,032        52,152        59,953       21,124         5,359

J.P. MORGAN BOND
Unit value at beginning of period                 $     11.52   $     10.57  $      10.82  $     10.16
Unit value at end of period                       $     12.15   $     11.52  $      10.57  $     10.82   $     10.16
Number of units outstanding at end of period          693,059       496,108       527,600      309,949       158,477

Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP GROWTH
Unit value at beginning of period                           -             -             -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP MID CAP
Unit value at beginning of period                           -             -             -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN CAPITAL APPRECIATION
Unit value at beginning of period                           -             -             -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN BALANCED
Unit value at beginning of period                           -             -             -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN WORLDWIDE GROWTH
Unit value at beginning of period                           -             -             -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN MONEY MARKET
Unit value at beginning of period                           -             -             -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN INTERNATIONAL OPPORTUNITIES
Unit value at beginning of period                           -             -             -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN BOND
Unit value at beginning of period                           -             -             -            -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                       48

JANUS ASPEN AGGRESSIVE GROWTH
Unit value at beginning of period                 $      7.68                           -            -            -            -
Unit value at end of period                       $      4.58   $      7.68
Number of units outstanding at end of period          202,838       217,308

JANUS ASPEN GROWTH
Unit value at beginning of period                 $      8.78                           -            -            -            -
Unit value at end of period                       $      6.51   $      8.78
Number of units outstanding at end of period          102,402        69,014

JANUS ASPEN STRATEGIC VALUE
Unit value at beginning of period                 $      9.52                           -            -            -            -
Unit value at end of period                       $      8.60   $      9.52
Number of units outstanding at end of period          108,623        20,263

MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                 $      9.82                           -            -            -            -
Unit value at end of period                       $      7.39   $      9.82
Number of units outstanding at end of period          134.085       183,323

MFS EMERGING GROWTH
Unit value at beginning of period                 $      9.47                           -            -            -            -
Unit value at end of period                       $      6.20   $      9.47
Number of units outstanding at end of period          153,934        60,526

MFS INVESTORS TRUST
Unit value at beginning of period                 $      9.70                           -            -            -            -
Unit value at end of period                       $      8.03   $      9.70
Number of units outstanding at end of period          130,336        56,192

MFS MID CAP GROWTH
Unit value at beginning of period                 $     10.17                             -          -            -            -
Unit value at end of period                       $      8.26   $     10.17
Number of units outstanding at end of period          172,756       153,728

MFS NEW DISCOVERY
Unit value at beginning of period                 $     10.38                           -            -            -            -
Unit value at end of period                       $      9.70   $     10.38
Number of units outstanding at end of period          133,573        80,482

PUTNAM GROWTH AND INCOME
Unit value at beginning of period                           -             -             -            -            -            -
Unit value at end of period                       $     10.64
Number of units outstanding at end of period           46,410

PUTNAM INTERNATIONAL GROWTH
Unit value at beginning of period                           -             -             -            -            -            -
Unit value at end of period                       $      9.69
Number of units outstanding at end of period            6,170

JANUS ASPEN AGGRESSIVE GROWTH
Unit value at beginning of period                           -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN GROWTH
Unit value at beginning of period                           -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN STRATEGIC VALUE
Unit value at beginning of period                           -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                           -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS EMERGING GROWTH
Unit value at beginning of period                           -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS INVESTORS TRUST
Unit value at beginning of period                           -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS MID CAP GROWTH
Unit value at beginning of period                           -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

MFS NEW DISCOVERY
Unit value at beginning of period                           -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM GROWTH AND INCOME
Unit value at beginning of period                           -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM INTERNATIONAL GROWTH
Unit value at beginning of period                           -             -             -   $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                       49

PUTNAM SMALL CAP VALUE
Unit value at beginning of period                           -             -             -            -            -            -
Unit value at end of period                       $     10.11
Number of units outstanding at end of period           46,464

PUTNAM TECHNOLOGY
Unit value at beginning of period                           -             -             -            -            -            -
Unit value at end of period                       $     10.15
Number of units outstanding at end of period           28,260

PUTNAM VOYAGER II
Unit value at beginning of period                           -             -             -            -            -            -
Unit value at end of period                       $     11.82
Number of units outstanding at end of period            1,096

SCUDDER VIT EAFE EQUITY INDEX
Unit value at beginning of period                 $     12.27   $     14.93  $      11.86  $      9.88                         -
Unit value at end of period                       $      9.12   $     12.27  $      14.93  $     11.86  $      9.88
Number of units outstanding at end of period           70,542        64.507        81,473       75,887        5,623

SCUDDER VIT EQUITY INDEX
Unit value at beginning of period                 $     13.94   $     15.57  $      13.11  $     10.32                         -
Unit value at end of period                       $     12.08   $     13.94  $      15.57  $     13.11  $     10.32
Number of units outstanding at end of period        1,727,481     1,217,798     1,199,263      631,049       76,431

SCUDDER VIT SMALL CAP INDEX
Unit value at beginning of period                 $     10.68   $     11.27  $       9.50  $      9.85                         -
Unit value at end of period                       $     10.76   $     10.68  $      11.27  $      9.50  $      9.85
Number of units outstanding at end of period          782,042       549,540       459,505      373,914       42,210

VAN KAMPEN UIT BANDWIDTH
TELECOMMUNICATION
Unit value at beginning of period                           -             -             -            -            -            -
Unit value at end of period                       $     10.00
Number of units outstanding at end of period                0

VAN KAMPEN UIT BIOTECHNOLOGY AND
PHARMACEUTICAL
Unit value at beginning of period                           -             -             -            -            -            -
Unit value at end of period                       $     10.80
Number of units outstanding at end of period           30,277

VAN KAMPEN UIT INTERNET
Unit value at beginning of period                           -             -             -            -            -            -
Unit value at end of period                       $     10.58
Number of units outstanding at end of period            1,800

VAN KAMPEN UIT MORGAN STANLEY HIGH TECH 35
Unit value at beginning of period                           -             -             -            -            -            -
Unit value at end of period                       $     11.04
Number of units outstanding at end of period            3,643

PUTNAM SMALL CAP VALUE
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM TECHNOLOGY
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VOYAGER II
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER VIT EAFE EQUITY INDEX
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER VIT EQUITY INDEX
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER VIT SMALL CAP INDEX
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIT BANDWIDTH
TELECOMMUNICATION
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIT BIOTECHNOLOGY AND
PHARMACEUTICAL
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIT INTERNET
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIT MORGAN STANLEY HIGH TECH 35
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

                                       50

VAN KAMPEN UIT U.S. MULTINATIONAL
Unit value at beginning of period                           -             -             -            -            -            -
Unit value at end of period                       $     10.00
Number of units outstanding at end of period                0

VAN KAMPEN UIF EMERGING MARKETS DEBT
Unit value at beginning of period                 $     10.79   $      9.82  $       7.69  $     10.88                         -
Unit value at end of period                       $     11.72   $     10.79  $       9.82  $      7.69  $     10.88
Number of units outstanding at end of period           48,755        72,869        43,093       55,295       92,322

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                 $     11.31   $      8.87  $       9.13  $     10.38                         -
Unit value at end of period                       $     12.26   $     11.31  $       8.87  $      9.13  $     10.38
Number of units outstanding at end of period          103,226        90,292        88,783       89,471        8,831

VAN KAMPEN UIT U.S. MULTINATIONAL
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS DEBT
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF U.S. REAL ESTATE
Unit value at beginning of period                           -             -             -    $     10.00
Unit value at end of period
Number of units outstanding at end of period

APPENDIX B

ILLUSTRATION OF A MARKET VALUE ADJUSTMENT


Contribution:              $50,000.00


GRO Account duration:      7 Years

Guaranteed Interest Rate:  5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

     -0.0551589 = [(1 + .05) POWER OF 48/12 /
                  (1 + .0625 + .0025) POWER OF 48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

     -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

     $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

     $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

     $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00




If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:


     $5,788.13 = $57,881.25 X .10

     Free Amount = $5,788.13

The non-free amount would be:

     $14,211.87 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, would be

     -$783.91 = -0.0551589 X $14,211.87

The withdrawal charge would be:

     $789.25 = [($14,211.87 + $783.91)/(1 - .05)] - ($14,211.87 + 783.91)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $21,573.16 = $20,000.00 + $783.91 + $789.25

The ending Account Value would be:

     $36,308.09 = $57,881.25 - $21,573.16

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

     .0290890 = [(1 + .05) POWER OF 48/12 /
                (1 + .04 + .0025) POWER OF 48/12] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

     $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

     $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

     $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:

     $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

     Free Amount = $ 5,788.13

     Non-Free Amount = $14,211.87

The Market Value Adjustment would be:

     $413.41 = .0290890 X $14,211.87

The withdrawal charge would be:

     $726.23 = [($14,211.87 - $413.41)/(1 - .05)] - ($14,211.87 - $413.41)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $20,312.82 = $20,000.00 - $413.41 + $726.23

The ending Account Value would be:

     $37,568.43 = $57,881.25 - $20,312.82

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below your premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

APPENDIX C - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Part 1 - National Integrity and Custodian
Part 2 - Distribution of the Contract
Part 3 - Performance Information
Part 4 - Determination of Accumulation Unit Values
Part 5 - Tax Favored Retirement Programs
Part 6 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please complete the form below and send it to:

Administrative Office
National Integrity Life Insurance Company
15 Matthews Street, Suite 200
Goshen, NY 10924
ATTN: Request for SAI of Separate Account II (Pinnacle IV)

Name:  _____________________________________________________________

Address_____________________________________________________________

City: ______________________ State:______________ Zip:______________

                       STATEMENT OF ADDITIONAL INFORMATION

                                DECEMBER 31, 2002

                                       FOR

                                    PINNACLE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II


                                TABLE OF CONTENTS

                                                                                                          PAGE
Part 1 - National Integrity and Custodian                                                                    2
Part 2 - Distribution of the Contracts                                                                       2
Part 3 - Performance Information                                                                             3
Part 4 - Determination of Accumulation Unit Values                                                           7
Part 5 - Tax-Favored Retirement Programs                                                                     7
Part 6 - Financial Statements                                                                                9
Appendix A                                                                        SEC Standardized Performance
Appendix B                                                                        Non-Standardized Performance


This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated December 31, 2002. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company ("National Integrity"), 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

PART 1 - NATIONAL INTEGRITY AND CUSTODIAN

National Integrity Life Insurance Company is a New York stock life insurance company organized in 1968 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202, and its principal administrative offices are located at 15 Matthews Street, Suite 200, Goshen, NY 10924. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company, an Ohio corporation. All outstanding shares of Integrity Life Insurance Company are owned by The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, National Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

In 2001 National Integrity provided all management services of Separate Account II and no longer pays management services fees to a third party. Prior to that, ARM provided substantially all of the services required to be performed on behalf of Separate Account II since 1994. Total fees paid to ARM by National Integrity for management services, including services applicable to Separate Account II, in 1998 were $8,766,003, in 1999 were $7,558,793, and in 2000 were
$766,577. Total fees paid to Integrity by National Integrity for management services, including services applicable to Separate Account II, in 2000 were $5,977,748.

National Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form. Reports and marketing materials, from time to time, may include information concerning the rating of National Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. Integrity is currently rated "A+" (Superior) by A.M. Best Company, and has received claims paying ability ratings of "AAA" (Extremely Strong) from Standard & Poor's Corporation, "Aa2" (Excellent) from Moody's Investors Service, Inc., and "AAA" (Highest) from Duff and Phelps Credit Rating Company. However, National Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF NATIONAL INTEGRITY

National Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since Separate Account II isn't a separate entity from us and its operations form a part of us, it isn't taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of Separate Account II are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, Separate Account II's investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., a wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities' address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 6.5% of initial contributions and 7% of additional contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $15,627,864 in 2001. The amount of distribution allowances paid to Touchstone Securities between March 3, 2000 and December 31, 2000 was $2,746,897. The amount of distribution allowances paid to ARM Securities Corp., the principal underwriter for the contracts prior to March 3, 2000, was $213,487 for the year ended December 31, 2000, was $5,150,752 for the year ended December 31, 1999, and $2,290,049 for the year ended December 31, 1998. Distribution allowances weren't retained by either ARM Securities Corporation or Touchstone Securities, as applicable, during these years. National Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Janus Aspen Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there is no guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An AVERAGE ANNUAL TOTAL RETURN shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD are calculated for the Janus Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

        Effective Yield = {(Base Period Return) + 1) POWER OF 365/7} - 1

PLEASE SEE APPENDIX A FOR SEC STANDARDIZED PERFORMANCE DATA, AND APPENDIX B FOR NON-STANDARDIZED PERFORMANCE DATA.

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (LIPPER) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGE'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. The following are the indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The 500 companies represented include 381 industrial, 37 utility, 11 transportation and 71 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Goldman Sachs 100 Convertible Bond Index currently includes 67 bonds and 33 preferred stocks. The original list of names was generated by screening for convertible issues of $100 million or greater in market capitalization. The index is priced monthly.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Lehman Brothers Intermediate Treasury Bond Index includes bonds with maturities between one and ten years with a face value currently in excess of $1 million, that are rated investment grade or higher by a nationally recognized statistical rating agency.

The Shearson Lehman Long-Term Treasury Bond Index is composed of all bonds covered by the Shearson Lehman Hutton Treasury Bond Index with maturities of 10 years or greater.

The National Association of Securities Dealers Automated Quotation System (NASDAQ) Composite Index covers 4,500 stocks traded over the counter. It represents many small company stocks but is heavily influenced by about 100 of the largest NASDAQ stocks. It is a value-weighted index calculated on price change only and doesn't include income.

The NASDAQ Industrial Index is composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and doesn't include income.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT Survey.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers' World Market Index is a measure of the return of an equally weighted basket of short-term (three month U.S. Government securities and bank deposits) investments in eight major currencies: the U.S. dollars, UK pounds sterling, Canadian dollars, Japanese yen, Swiss francs, French francs, German Deutsche mark and Netherlands guilder.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The 50/50 Index assumes a static mix of 50% of the S&P 500 Index and 50% of the Lehman Government Corporate Index.

Other Composite Indices: 70% S&P 500 Index and 30% NASDAQ Industrial Index; 35% S&P 500 Index and 65% Salomon Brothers High Grade Bond Index; and 65% S&P Index and 35% Salomon Brothers High Grade Bond Index.

The SEI Median Balanced Fund Universe measures a group of funds with an average annual equity commitment and an average annual bond - plus - private - placement commitment greater than 5% each year. SEI must have at least two years of data for a fund to be considered for the population.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Russell 2500 Index is comprised of the bottom 500 stocks in the Russell 1000 Index, which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately 1.3 billion.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

STOCKS, BONDS, BILLS AND INFLATION, published by Hobson Associates, presents an historical measure of yield, price and total return for common and small company stocks, long-term government bonds, Treasury bills and inflation.

Savings and Loan Historical Interest Rates as published in the United States Savings & Loan League Fact Book.

Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Shearson Lehman Hutton and Bloomberg L.P.

The MSCI Combined Far East Free ex Japan Index is a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

The First Boston High Yield Index generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by National Integrity or any of the sub-advisers derived from such indices or averages.

For those Variable Account Options which haven't been investment divisions within the Separate Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Account for the period quoted.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

National Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options other than the Janus Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Janus Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX-FAVORED RETIREMENT PROGRAMS

The contracts described in this Prospectus may be used in connection with certain tax-favored retirement programs, for groups and for individuals. Following are brief descriptions of various types of qualified plans in connection with which National Integrity may issue a contract. National Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who hasn't reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are limited on the amount that may be contributed, the persons who may be eligible, and the time when distributions may begin. An individual may also roll over amounts distributed from another Traditional IRA or another tax-favored retirement program to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are limited on the amount that may be contributed, the persons who are eligible to contribute, and the time when tax-favored distributions may begin. An individual may also roll over amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAS) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we don't issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by employees of public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract isn't intended to accept other than employee contributions. Such contributions aren't counted as part of the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). The Code also sets forth additional restrictions governing such items as transferability, distributions and withdrawals. An employee under this type of plan should consult a tax adviser as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to also establish tax-favored retirement plans for themselves and their employees. Tax-favored retirement plans may permit the purchase of the contract to provide benefits under the plans. Employers intending to use the contract in connection with tax-favored plans should seek competent advice. National Integrity doesn't administer these types of plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g) provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Loans to employees may be permitted under such plans; however, a Section 457 plan isn't required to allow loans. Contributions to a contract in connection with an eligible government plan are limited. Those who intend to use the contracts in connection with such plans should seek competent advice. National Integrity doesn't administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan (not including a Traditional IRA or a Roth
IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 250 East Fifth Street, Cincinnati, Ohio 40202, is our independent auditor and serves as independent auditor of the Separate Account. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of Separate Account II as of December 31, 2001, and for the periods indicated in the financial statements, and the statutory-basis financial statements of National Integrity as of and for the years ended December 31, 2001 and 2000 included herein have been audited by Ernst & Young LLP as set forth in their reports.

The financial statements of National Integrity should be distinguished from the financial statements of the Separate Account and should be considered only as they relate to the ability of National Integrity to meet its obligations under the contracts. They shouldn't be considered as relating to the investment performance of the assets held in the Separate Account.

                              Financial Statements

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                                DECEMBER 31, 2001
                       WITH REPORT OF INDEPENDENT AUDITORS

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                              Financial Statements

                                December 31, 2001

                                    CONTENTS

Report of Independent Auditors                                                1

Audited Financial Statements

Statement of Assets and Liabilities                                           2
Statement of Operations                                                       8
Statements of Changes in Net Assets                                          14
Notes to Financial Statements                                                26

                         Report of Independent Auditors

Contract Holders
         Separate Account II of National Integrity Life Insurance Company Board of Directors
         National Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account II of National Integrity Life Insurance Company (comprising, respectively, the Gabelli Large Cap Value, Harris Bretall Sullivan & Smith Equity Growth, Third Avenue Value, Baron Small Cap Value, Deutsche VIT EAFE Equity Index, Deutsche VIT Equity 500 Index, Small Cap Index, JPM Bond, JPM International Opportunities, Morgan Stanley Emerging Markets Debt, Morgan Stanley High Yield, Morgan Stanley U.S. Real Estate, Morgan Stanley Asian Equity, Van Kampen Biotechnology & Pharmaceutical, Van Kampen Internet and Van Kampen MS High-Tech 35 Index; INITIAL CLASS: VIP Equity-Income, VIP II Contrafund, VIP III Growth & Income and VIP III Growth Opportunities; INSTITUTIONAL SHARES: Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Money Market and Janus Aspen Worldwide Growth; SERVICE CLASS: VIP Growth, VIP III Mid Cap, MFS Emerging Growth, MFS Investors Trust, MFS Mid Cap Growth, MFS New Discovery and MFS Capital Opportunities; SERVICE SHARES: Janus Aspen Aggressive Growth, Janus Aspen Growth and Janus Aspen Strategic Value; and CLASS 1B SHARES: Putnam VT Growth & Income, Putnam VT International Growth, Putnam VT Small Cap Value, Putnam VT Technology and Putnam VT Voyager II Divisions) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of National Integrity Life Insurance Company at December 31, 2001, the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Cincinnati, Ohio                                           /s/ Ernst & Young LLP
April 5, 2002

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                  STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2001

                                          ------------------------------------------------------------------------  --------------
                                                                         AFFILIATED                                 NON-AFFILIATED
                                          ------------------------------------------------------------------------  --------------
                                                                         HARRIS BRETALL
                                                                           SULLIVAN &                                DEUTSCHE VIT
                                                          GABELLI LARGE   SMITH EQUITY  THIRD AVENUE   BARON SMALL    EAFE EQUITY
                                                            CAP VALUE       GROWTH          VALUE       CAP VALUE        INDEX
                                             TOTAL          DIVISION       DIVISION       DIVISION       DIVISION      DIVISION
                                          ---------------------------------------------------------------------------------------
ASSETS
Investments, at value
    (aggregate cost of $217,932,307)      $ 198,547,064  $  3,546,661    $6,993,038    $ 10,586,702   $  4,102,775   $    642,942

LIABILITIES
Payable to (receivable from) the general
   account of National Integrity                 29,481           157            31          12,603            805           (401)
                                          ---------------------------------------------------------------------------------------
NET ASSETS                                $ 198,517,583  $  3,546,504    $6,993,007    $ 10,574,099   $  4,101,970   $    643,343
                                          =======================================================================================
Unit value                                               $      13.87    $    19.02    $      29.87   $      17.95   $       9.12
                                                         ========================================================================
Units outstanding                                             255,696       367,666         354,004        228,522         70,542
                                                         ========================================================================

SEE ACCOMPANYING NOTES.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                  STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                          DECEMBER 31, 2001

                         ----------------------------------------------------------------------------------------------------------
                                                                       NON-AFFILIATED
                         ----------------------------------------------------------------------------------------------------------
                         DEUTSCHE VIT    DEUTSCHE VIT                  JPM        MORGAN STANLEY
                            EQUITY        SMALL CAP       JPM      INTERNATIONAL     EMERGING      MORGAN STANLEY   MORGAN STANLEY
                           500 INDEX        INDEX         BOND     OPPORTUNITIES   MARKETS DEBT      HIGH YIELD    U.S. REAL ESTATE
                           DIVISION        DIVISION     DIVISION     DIVISION        DIVISION         DIVISION         DIVISION
                         ----------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value
    (aggregate cost of
    $217,932,307)         $ 20,869,038  $  8,411,727   $8,422,341  $     566,574  $      571,209   $    4,105,653  $      1,265,266

LIABILITIES
Payable to (receivable
   from) the general
   account of Integrity          1,068        (3,045)       1,674          2,273            (200)             827              (285)
                          ---------------------------------------------------------------------------------------------------------
NET ASSETS                $ 20,867,970  $  8,414,772   $8,420,667  $     564,301  $      571,409   $    4,104,826  $      1,265,551
                          =========================================================================================================
Unit value                $      12.08  $      10.76   $    12.15  $        9.40  $        11.72   $         9.25  $          12.26
                          =========================================================================================================
Units outstanding            1,727,481       782,042      693,059         60,032          48,755          443,765           103,226
                          =========================================================================================================

SEE ACCOMPANYING NOTES.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                  STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                          DECEMBER 31, 2001

                        ------------------------------------------------------------   ----------------------------------------
                                                NON-AFFILIATED                               INITIAL CLASS NON-AFFILIATED
                        ------------------------------------------------------------   ----------------------------------------
                                            VAN KAMPEN
                                           BIOTECHNOLOGY                  VAN KAMPEN                                  VIP III
                         MORGAN STANLEY          &         VAN KAMPEN    MS HIGH-TECH       VIP          VIP II       GROWTH &
                          ASIAN EQUITY    PHARMACEUTICAL    INTERNET       35 INDEX    EQUITY-INCOME   CONTRAFUND      INCOME
                            DIVISION         DIVISION       DIVISION       DIVISION      DIVISION       DIVISION      DIVISION
                         ------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value
    (aggregate cost of
     $217,932,307)      $         --    $      327,102    $   19,047    $     40,213   $   7,712,770  $ 10,411,019   $8,302,454

LIABILITIES
Payable to (receivable
   from) the general
   account of Integrity           --               110             3              (6)          1,935        (4,157)       4,636
                        ------------------------------------------------------------   ----------------------------------------
NET ASSETS              $         --    $      326,992    $   19,044    $     40,219   $   7,710,835  $ 10,415,176   $8,297,818
                        =======================================================================================================
Unit value              $         --    $        10.80    $    10.58    $      11.04   $       12.07  $      12.42   $    12.15
                        =======================================================================================================
Units outstanding                 --            30,277         1,800           3,643         638,843       838,581      682,948
                        =======================================================================================================

SEE ACCOMPANYING NOTES.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                  STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                          DECEMBER 31, 2001

                          --------------
                          INITIAL CLASS   -----------------------------------------------------------  ----------------------------
                          NON-AFFILIATED               INSTITUTIONAL SHARES NON-AFFILIATED             SERVICE CLASS NON-AFFILIATED
                          --------------  -----------------------------------------------------------  ----------------------------
                             VIP III                       JANUS ASPEN                   JANUS ASPEN
                              GROWTH      JANUS ASPEN       CAPITAL      JANUS ASPEN      WORLDWIDE          VIP          VIP III
                          OPPORTUNITIES    BALANCED       APPRECIATION   MONEY MARKET      GROWTH           GROWTH        MID CAP
                             DIVISION      DIVISION         DIVISION       DIVISION       DIVISION         DIVISION      DIVISION
                          --------------  -----------------------------------------------------------  ----------------------------
ASSETS
Investments, at value
    (aggregate cost of
     $217,932,307)       $   3,553,624    $23,780,334    $ 17,410,781   $ 24,350,613    $ 12,894,636     $3,301,356    $ 6,793,499

LIABILITIES
Payable to (receivable
   from) the general
   account of Integrity            857          2,904          (1,193)         9,920            (229)         1,646           (715)
                         ---------------  -----------------------------------------------------------  ---------------------------
NET ASSETS               $   3,552,767    $23,777,430    $ 17,411,974   $ 24,340,693    $ 12,894,865     $3,299,710    $ 6,794,214
                         ===============  ===========================================================  ===========================
Unit value               $        9.30    $     15.03    $      16.07   $      11.66    $      13.04     $     8.70    $     16.68
                         ===============  ===========================================================  ===========================
Units outstanding              382,018      1,581,998       1,083,508      2,087,538         988,870        379,277        407,327
                         ===============  ===========================================================  ===========================

SEE ACCOMPANYING NOTES.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                  STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                          DECEMBER 31, 2001

                                                                                                    ------------------------
                           ----------------------------------------------------------------------        SERVICE SHARES
                                              SERVICE CLASS NON-AFFILIATED                               NON-AFFILIATED
                           ----------------------------------------------------------------------   ------------------------
                              MFS                          MFS                           MFS        JANUS ASPEN
                           EMERGING          MFS         MID CAP          MFS          CAPITAL      AGGRESSIVE   JANUS ASPEN
                            GROWTH     INVESTORS TRUST    GROWTH     NEW DISCOVERY  OPPORTUNITIES     GROWTH        GROWTH
                           DIVISION        DIVISION      DIVISION       DIVISION       DIVISION      DIVISION     DIVISION
                           -------------------------------------------------------------------------------------------------
ASSETS
Investments, at value
    (aggregate cost
    of $217,932,307)      $ 954,031   $     1,046,340   $1,427,390  $   1,294,881   $     990,897  $   928,252   $   666,246

LIABILITIES
Payable to (receivable
   from) the general
   account of Integrity        (360)             (258)         425           (777)              9         (746)         (391)
                          -----------------------------------------------------------------------  -------------------------
NET ASSETS                $ 954,391   $     1,046,598   $1,426,965  $   1,295,658   $     990,888  $   928,998   $   666,637
                          =======================================================================  ==========================
Unit value                $    6.20   $          8.03   $     8.26  $        9.70   $        7.39  $      4.58   $      6.51
                          =======================================================================  ==========================
Units outstanding           153,934           130,336      172,756        133,573         134,085      202,838       102,402
                          =======================================================================  ==========================

SEE ACCOMPANYING NOTES.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                  STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                          DECEMBER 31, 2001

                                    ----------------
                                      SERVICE SHARES  ----------------------------------------------------------------------
                                      NON-AFFILIATED                    CLASS 1B SHARES NON-AFFILIATED
                                    ----------------  ----------------------------------------------------------------------
                                                        PUTNAM VT     PUTNAM VT     PUTNAM VT
                                       JANUS ASPEN      GROWTH &    INTERNATIONAL   SMALL CAP    PUTNAM VT    PUTNAM VT
                                     STRATEGIC VALUE     INCOME         GROWTH        VALUE      TECHNOLOGY   VOYAGER II
                                         DIVISION       DIVISION       DIVISION      DIVISION     DIVISION     DIVISION
                                    ----------------  ----------------------------------------------------------------------
ASSETS
Investments, at value
    (aggregate cost of $217,932,307)   $ 934,626     $493,673       $ 59,775      $ 469,862      $ 286,766     $ 12,951

LIABILITIES
  Payable to (receivable from)
  the general account of Integrity           468         (129)           (12)           111            (73)          (4)
                                     --------------  ------------------------------------------------------------------

NET ASSETS                             $ 934,158     $493,802       $ 59,787      $ 469,751      $ 286,839     $ 12,955
                                     ==============  ==================================================================

Unit value                             $    8.60     $  10.64        $  9.69       $  10.11       $  10.15      $ 11.82
                                     ==============  ==================================================================

Units outstanding                        108,623       46,410          6,170         46,464         28,260        1,096
                                     ==============  ==================================================================

SEE ACCOMPANYING NOTES.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                        STATEMENT OF OPERATIONS
                   PERIODS ENDED DECEMBER 31, 2001

                                                                      HARRIS BRETALL
                                                                         SULLIVAN &                                   DEUTSCHE VIT
                                                        GABELLI LARGE   SMITH EQUITY   THIRD AVENUE  BARON SMALL        EAFE
                                                          CAP VALUE        GROWTH         VALUE       CAP VALUE      EQUITY INDEX
                                              TOTAL       DIVISION        DIVISION       DIVISION      DIVISION        DIVISION
                                       --------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Reinvested dividends                     $ 6,630,756     $  97,827    $   645,503    $   68,208     $      -     $       -

EXPENSES
 Mortality and expense risk and
  administrative charges                    2,659,643        42,510        108,345       112,646        31,439        11,737
                                         ------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                3,971,113        55,317        537,158       (44,438)      (31,439)      (11,737)

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                     (16,683,473)     (399,567)    (1,644,494)      312,425       (17,963)       (3,756)
     Net unrealized appreciation
       (depreciation) of investments:
         Beginning of period               (8,726,093)     (239,402)    (3,327,596)      (74,422)        7,709         9,041
         End of period                    (19,385,243)     (505,600)    (5,376,257)      562,891       394,610         3,094
                                         ------------------------------------------------------------------------------------------
     Change in net unrealized
       appreciation/depreciation during
       the period                         (10,659,150)     (266,198)    (2,048,661)      637,313       386,901        (5,947)
                                         ------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                     (27,342,623)     (665,765)    (3,693,155)      949,738       368,938        (9,703)
                                         ------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $(23,371,510)   $ (610,448)   $(3,155,997)      905,300       337,499    $  (21,440)
                                         ==========================================================================================

SEE ACCOMPANYING NOTES.

Note:  Year ended unless otherwise noted

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                 STATEMENT OF OPERATIONS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2001


                                                                  DEUTSCHE VIT     DEUTSCHE VIT
                                                                     EQUITY        SMALL CAP        JPM
                                                                   500 INDEX         INDEX          BOND
                                                                    DIVISION       DIVISION       DIVISION
                                                                -------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                                          $   196,101    $   441,139    $   525,923
EXPENSES
   Mortality and expense risk and
     administrative charges                                          203,377         68,916        107,746
                                                                -------------------------------------------
NET INVESTMENT INCOME (LOSS)                                          (7,276)       372,223        418,177

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                             (2,259,648)      (337,630)       381,995
     Net unrealized appreciation
       (depreciation) of investments:
         Beginning of period                                      (1,156,466)      (130,568)       (28,308)
         End of period                                              (557,277)       312,393       (503,912)
                                                                -------------------------------------------
     Change in net unrealized appreciation/
       depreciation during the period                                599,189        442,961       (475,604)
                                                                -------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                          (1,660,459)       105,331        (93,609)
                                                                -------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     $(1,667,735)   $   477,554    $   324,568
                                                                ===========================================

                                                                        JPM    MORGAN STANLEY      MORGAN
                                                                  INTERNATIONAL     EMERGING        STANLEY    MORGAN STANLEY
                                                                  OPPORTUNITIES  MARKETS DEBT    HIGH YIELD    U.S. REAL ESTATE
                                                                    DIVISION       DIVISION       DIVISION       DIVISION
                                                                ---------------------------------------------------------------
INVESTMENT INCOME
   Reinvested dividends                                          $    20,003    $    50,014    $   465,077    $    56,712
EXPENSES
   Mortality and expense risk and
     administrative charges                                           10,238          7,669         55,989         15,466
                                                                ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                           9,765         42,345        409,088         41,246

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                                 47,092        (29,192)      (579,651)       116,047
     Net unrealized appreciation
       (depreciation) of investments:
         Beginning of period                                         (11,659)       (65,130)      (979,891)        90,565
         End of period                                                13,322        (28,583)    (1,036,664)         9,590
                                                                ---------------------------------------------------------------
     Change in net unrealized appreciation/
       depreciation during the period                                 24,981         36,547        (56,773)       (80,975)
                                                                ---------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                              72,073          7,355       (636,424)        35,072
                                                                ---------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     $    81,838    $    49,700    $  (227,336)   $    76,318
                                                                ===============================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                 STATEMENT OF OPERATIONS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2001

                                                                                               -----------------------------------
                                                                                                          INITIAL CLASS
                                                                                               -----------------------------------
                                                     VAN KAMPEN
                                                    BIOTECHNOLOGY                 VAN KAMPEN
                                                          &          VAN KAMPEN  MS HIGH-TECH                            VIP III
                                    MORGAN STANLEY  PHARMACEUTICAL    INTERNET     35 INDEX        VIP         VIP II    GROWTH &
                                     ASIAN EQUITY      DIVISION       DIVISION     DIVISION    EQUITY-INCOME CONTRAFUND   INCOME
                                       DIVISION      -OCTOBER 3*-  -OCTOBER 11*- -AUGUST 30*-    DIVISION     DIVISION   DIVISION
                                  ------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   REINVESTED DIVIDENDS                   $      -     $   560    $     -     $   89    $  468,271     $  561,958     $  497,606

EXPENSES
   Mortality and expense risk and
     administrative charges                  5,269         521         59         62       100,991        162,605        110,708
                                         -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                (5,269)         39        (59)        27       367,280        399,353        386,898

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                      (14,116)        739          4          3       (66,972)    (1,359,079)    (1,015,679)
     Net unrealized appreciation
       (depreciation) of investments:
         Beginning of period              (131,971)          -          -          -       (38,812)        (7,050)      (363,071)
         End of period                           -       5,410      1,101      1,286      (797,359)    (1,135,897)      (554,669)
                                         -----------------------------------------------------------------------------------------
     Change in net unrealized
         appreciation/depreciation
           during the period               131,971       5,410      1,101      1,286      (758,547)    (1,128,847)      (191,598)
                                         -----------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                   117,855       6,149      1,105      1,289      (825,519)    (2,487,926)    (1,207,277)
                                         -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               112,586       6,188   $  1,046    $ 1,316   $  (458,239)   $(2,088,573)   $  (820,379)
                                         =========================================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                 STATEMENT OF OPERATIONS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2001

                                                                      ------------------  ---------------------------
                                                                          INITIAL CLASS     INSTITUTIONAL SHARES
                                                                      ------------------  ---------------------------
                                                                           VIP III                      JANUS ASPEN
                                                                           GROWTH        JANUS ASPEN      CAPITAL
                                                                        OPPORTUNITIES      BALANCED    APPRECIATION
                                                                           DIVISION        DIVISION       DIVISION
                                                                      ------------------  ---------------------------
INVESTMENT INCOME
   Reinvested dividends                                                $    17,335       $   649,711    $   246,923
EXPENSES
   Mortality and expense risk and
     administrative charges                                                 55,914           347,686        292,365
                                                                       ----------------  ----------------------------
NET INVESTMENT INCOME (LOSS)                                               (38,579)          302,025        (45,442)
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                                     (777,050)        1,537,619      1,185,173
     Net unrealized appreciation
       (depreciation) of investments:
         Beginning of period                                              (802,362)          930,567      1,768,460
         End of period                                                    (760,671)       (2,702,732)    (6,010,165)
                                                                       ----------------  -----------------------------
     Change in net unrealized appreciation/
       depreciation during the period                                       41,691        (3,633,299)    (7,778,625)
                                                                       ----------------  ----------------------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                                  (735,359)       (2,095,680)    (6,593,452)
                                                                       ----------------  ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                           $  (773,938)      $(1,793,655)   $(6,638,894)
                                                                       ================  ============================

                                                    ----------------------------  ---------------------------
                                                       INSTITUTIONAL SHARES               SERVICE CLASS
                                                    ----------------------------  ---------------------------
                                                                    JANUS ASPEN
                                                     JANUS ASPEN     WORLDWIDE        VIP           VIP III
                                                     MONEY MARKET     GROWTH         GROWTH         MID CAP
                                                        DIVISION     DIVISION       DIVISION        DIVISION
                                                    ----------------------------  ---------------------------
INVESTMENT INCOME
   Reinvested dividends                              $ 1,015,079   $    71,848    $   333,528            $ -
EXPENSES
   Mortality and expense risk and
     administrative charges                              347,115       211,405         46,418         87,960
                                                    ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                             667,964      (139,557)       287,110        (87,960)
                                                    ----------------------------  ----------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
     Net realized gain (loss) on sales
       of investments                                          -    (6,912,268)    (1,517,999)      (249,955)
     Net unrealized appreciation
       (depreciation) of investments:
         Beginning of period                                  25    (3,531,161)      (512,630)       832,006
         End of period                                        26    (1,167,218)      (131,559)       813,080
                                                    ----------------------------  ----------------------------
     Change in net unrealized appreciation/
       depreciation during the period                          1     2,363,943        381,071        (18,926)
                                                    ----------------------------  ----------------------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS                                       1    (4,548,325)    (1,136,928)      (268,881)
                                                    ----------------------------  ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         $   667,965   $(4,687,882)   $  (849,818)   $  (356,841)
                                                    ============================  ============================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                 STATEMENT OF OPERATIONS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2001

                                     --------------------------
                                           SERVICE CLASS
                                     --------------------------
                                        MFS
                                      EMERGING        MFS
                                       GROWTH   INVESTORS TRUST
                                      DIVISION     DIVISION
                                     --------------------------
INVESTMENT INCOME
  Reinvested dividends             $    55,073    $    27,954

EXPENSES
  Mortality and expense risk and
    administrative charges              13,446         12,646
                                     --------------------------
NET INVESTMENT INCOME (LOSS)            41,627         15,308
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on
      of investments                  (577,011)      (155,344)
    Net unrealized appreciation
      (depreciation) of investments:
        Beginning of period             (5,997)         7,854
        End of period                   23,177         23,175
                                     --------------------------
    Change in net unrealized
      appreciation/ depreciation
      during the period                 29,174         15,321
                                     --------------------------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS                 (547,837)      (140,023)
                                     --------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
     RESULTING FROM OPERATIONS     $  (506,210)   $  (124,715)
                                   ============================

                                     -------------------------------------------   --------------------------
                                                  SERVICE CLASS                          SERVICE SHARES
                                     -------------------------------------------   --------------------------
                                        MFS                             MFS        JANUS ASPEN
                                      MID CAP           MFS           CAPITAL      AGGRESSIVE     JANUS ASPEN
                                       GROWTH      NEW DISCOVERY   OPPORTUNITIES     GROWTH          GROWTH
                                      DIVISION       DIVISION         DIVISION      DIVISION        DIVISION
                                    ---------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends             $    22,671    $    26,230    $    67,395            $ -    $     1,223
EXPENSES
  Mortality and expense risk and
    administrative charges              26,306         12,786         13,020          15,889         11,048
                                    ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)            (3,635)        13,444         54,375         (15,889)        (9,825)
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on
      of investments                  (652,746)      (137,473)      (214,787)     (1,011,329)      (295,251)
    Net unrealized appreciation
      (depreciation) of investments:
    Beginning of period                (80,918)       (52,771)      (185,283)       (541,555)      (106,421)
    End of period                       (2,022)        25,470       (256,161)       (123,128)        (8,986)
                                    ---------------------------------------------------------------------------
Change in net unrealized
  appreciation/ depreciation
    during the period                   78,896         78,241        (70,878)        418,427         97,435
                                    ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS               (573,850)       (59,232)      (285,665)       (592,902)      (197,816)
                                    ---------------------------------------------------------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS
     RESULTING FROM OPERATIONS     $  (577,485)   $   (45,788)   $  (231,290)   $   (608,791)   $  (207,641)
                                   =============================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                 STATEMENT OF OPERATIONS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2001

                                    ------------------ ----------------------------------------------------------------------------
                                      SERVICE SHARES                                   CLASS IB SHARES
                                    ------------------ ----------------------------------------------------------------------------
                                                                            PUTNAM VT     PUTNAM VT
                                                           PUTNAM VT      INTERNATIONAL   SMALL CAP   PUTNAM VT      PUTNAM VT
                                       JANUS ASPEN     GROWTH & INCOME       GROWTH         VALUE     TECHNOLOGY     VOYAGER II
                                     STRATEGIC VALUE       DIVISION         DIVISION      DIVISION    DIVISION       DIVISION
                                         DIVISION      -SEPTEMBER 18*-    -AUGUST 30*-  -AUGUST 22*- -NOVEMBER 8*-  -SEPTEMBER 18*-
                                    ------------------ ---------------------------------------------------------------------------
INVESTMENT INCOME
 Reinvested dividends                     $   795        $      -         $      -         $      -       $      -    $      -

EXPENSES
 Mortality and expense risk and
  administrative charges                    6,426            545              210            1,669            490           6
                                    ------------------ ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)               (5,631)          (545)            (210)          (1,669)          (490)         (6)
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain (loss) on sales
  of investments                          (36,794)          (152)           3,236           (1,827)            20         (93)
 Net unrealized appreciation
  (depreciation) of investments:
    Beginning of period                     1,124              -                -                -              -           -
    End of period                          45,649          5,601            1,028           37,145         (4,554)        123
                                    ------------------ ---------------------------------------------------------------------------
   Change in net unrealized appreciation/
   depreciation during the period          44,525          5,601            1,028           37,145         (4,554)        123
                                    ------------------ ---------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                     7,731          5,449            4,264           35,318         (4,534)         30
                                    ------------------ ---------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $  2,100       $  4,904         $  4,054         $ 33,649       $ (5,024)   $     24
                                       =============== ============================================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                  STATEMENT OF CHANGES IN NET ASSETS
                   PERIODS ENDED DECEMBER 31, 2001

                                                                                        HARRIS BRETALL
                                                                                          SULLIVAN &
                                                                     GABELLI LARGE       SMITH EQUITY
                                                                       CAP VALUE            GROWTH
                                                      TOTAL             DIVISION           DIVISION
                                                   ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                  $   3,971,113    $      55,317    $     537,158
     Net realized gain (loss) on sales of
       investments                                   (16,683,473)        (399,567)      (1,644,494)
     Change in net unrealized appreciation/
       depreciation during the period                (10,659,150)        (266,198)      (2,048,661)
                                                   ---------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (23,371,510)        (610,448)      (3,155,997)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders               17,325,651          717,746          456,282
    Contract terminations and benefits               (17,078,293)        (259,655)        (579,514)
    Net transfers among investment options            17,049,330        1,773,614         (749,320)
    Contract maintenance charges                         (61,363)          (1,463)          (2,574)
                                                   ---------------------------------------------------
Net increase (decrease) in net assets
from contract related transactions                    17,235,325        2,230,242         (875,126)
                                                   ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     (6,136,185)       1,619,794       (4,031,123)

Net assets, beginning of year                        204,653,768        1,926,710       11,024,130
                                                   ---------------------------------------------------

NET ASSETS, END OF YEAR                            $ 198,517,583    $   3,546,504    $   6,993,007
                                                  ====================================================

                                                                                     DEUTSCHE VIT
                                                    THIRD AVENUE      BARON SMALL         EAFE
                                                       VALUE          CAP VALUE       EQUITY INDEX
                                                      DIVISION         DIVISION         DIVISION
                                                  ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
    Net investment income (loss)                   $     (44,438)   $     (31,439)   $     (11,737)
    Net realized gain (loss) on sales of
      investments                                        312,425          (17,963)          (3,756)
    Change in net unrealized appreciation/
      depreciation during the period                     637,313          386,901           (5,947)
                                                  ---------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        905,300          337,499          (21,440)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
    Contributions from contract holders                  816,037          136,485           15,498
    Contract terminations and benefits                  (600,128)        (216,305)         (40,127)
    Net transfers among investment options             3,930,897        1,884,892         (101,910)
    Contract maintenance charges                          (3,245)            (668)            (179)
                                                  ---------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                   4,143,561        1,804,404         (126,718)
                                                  ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      5,048,861        2,141,903         (148,158)

Net assets, beginning of year                          5,525,238        1,960,067          791,501
                                                  ---------------------------------------------------

NET ASSETS, END OF YEAR                            $  10,574,099    $   4,101,970    $     643,343
                                                  ===================================================

UNIT TRANSACTIONS
   Units purchased                        47,575           20,770           28,392            8,415            1,519
   Units redeemed                        (16,547)         (27,429)         (20,869)         (13,126)          (4,039)
   Units transferred                     107,685          (37,792)         136,156          118,475            8,555
                                   -------------------------------------------------------------------------------------
Net increase (decrease) in units         138,713          (44,451)         143,679          113,764            6,035
                                   =====================================================================================

SEE ACCOMPANYING NOTES.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2001


                                                     DEUTSCHE VIT      DEUTSCHE VIT                           JPM
                                                      EQUITY 500        SMALL CAP                         INTERNATIONAL
                                                        INDEX             INDEX           JPM BOND        OPPORTUNITIES
                                                       DIVISION          DIVISION         DIVISION          DIVISION
                                                   ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS

   Net investment income (loss)                       $     (7,276)     $    372,223      $    418,177      $      9,765

   Net realized gain (loss) on sales of investments     (2,259,648)         (337,630)          381,995            47,092
   Change in net unrealized appreciation/
     depreciation during the period                        599,189           442,961          (475,604)           24,981
                                                   ---------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        (1,667,735)          477,554           324,568            81,838

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 RELATED TRANSACTIONS
   Contributions from contract holders                   1,344,894            78,241           728,185            54,825
   Contract terminations and benefits                   (1,328,163)         (291,845)         (765,701)          (75,082)
   Net transfers among investment options                5,547,838         2,282,853         2,420,200          (111,950)
   Contract maintenance charges                             (4,968)           (1,118)           (1,749)             (202)
                                                   ---------------------------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions                      5,559,601         2,068,131         2,380,935          (132,409)
                                                   ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                        3,891,866         2,545,685         2,705,503           (50,571)
Net assets, beginning of year                           16,976,104         5,869,087         5,715,164           614,872
                                                   ---------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $ 20,867,970      $  8,414,772      $  8,420,667      $    564,301
                                                   =====================================================================
UNIT TRANSACTIONS
   Units purchased                                         108,791             7,378            60,868             5,261
   Units redeemed                                         (104,837)          (28,423)          (64,069)           (7,001)
   Units transferred                                       505,729           253,547           200,152             9,620
                                                   ---------------------------------------------------------------------
Net increase (decrease) in units                           509,683           232,502           196,951             7,880
                                                   =====================================================================

                                                   MORGAN STANLEY
                                                       EMERGING       MORGAN STANLEY    MORGAN STANLEY
                                                     MARKETS DEBT       HIGH YIELD     U.S. REAL ESTATE
                                                       DIVISION          DIVISION          DIVISION
                                                  -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
   Net investment income (loss)                        $     42,345      $    409,088      $     41,246

   Net realized gain (loss) on sales of investments         (29,192)         (579,651)          116,047
   Change in net unrealized appreciation/
     depreciation during the period                          36,547           (56,773)          (80,975)
                                                  -----------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                           49,700          (227,336)           76,318

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
   Contributions from contract holders                       16,862           293,169            87,125
   Contract terminations and benefits                       (75,636)         (258,765)          (78,579)
Net transfers among investment options                     (205,617)          101,113           159,773
  Contract maintenance charges                                 (157)           (1,258)             (289)
                                                  -----------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions                        (264,548)          134,259           168,030
                                                  -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                          (214,848)          (93,077)          244,348
Net assets, beginning of year                               786,257         4,197,903         1,021,203
                                                  -----------------------------------------------------
NET ASSETS, END OF YEAR                                $    571,409      $  4,104,826      $  1,265,551
                                                  =====================================================
   UNIT TRANSACTIONS
   Units purchased                                            1,528            30,254             7,649
   Units redeemed                                            (6,915)          (26,697)           (6,709)
   Units transferred                                        (18,727)           12,723            11,994
                                                  -----------------------------------------------------
Net increase (decrease) in units                            (24,114)           16,280            12,934
                                                  =====================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2001




                                                                              VAN KAMPEN                           VAN KAMPEN
                                                                            BIOTECHNOLOGY &      VAN KAMPEN       MS HIGH-TECH
                                                       MORGAN STANLEY       PHARMACEUTICAL        INTERNET          35 INDEX
                                                        ASIAN EQUITY           DIVISION           DIVISION          DIVISION
                                                          DIVISION           -OCTOBER 3*-      -OCTOBER 11*-      -AUGUST 30*-
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
 Net investment income (loss)                         $     (5,269)       $         39        $        (59)     $         27
 Net realized gain (loss) on sales of investments          (14,116)                739                   4                 3
 Change in net unrealized appreciation/
  depreciation during the period                           131,971               5,410               1,101             1,286
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          112,586               6,188               1,046             1,316
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
  Contributions from contract holders                        4,840              10,272                   -                 -
  Contract terminations and benefits                       (25,647)               (102)                  -                 -
  Net transfers among investment options                (1,155,672)            310,634              17,998            38,903
  Contract maintenance charges                                 (59)                  -                   -                 -
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                    (1,176,538)            320,804              17,998            38,903
                                                     ---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       (1,063,952)            326,992              19,044            40,219
Net assets, beginning of year                            1,063,952                   -                   -                 -
                                                     ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $          -        $    326,992        $     19,044      $     40,219
                                                     ===========================================================================
UNIT TRANSACTIONS
  Units purchased                                              557                 988                   -                 -
  Units redeemed                                            (3,107)                (10)                  -                 -
  Units transferred                                       (126,102)             29,299               1,800             3,643
                                                     ---------------------------------------------------------------------------
Net increase (decrease) in units                          (128,652)             30,277               1,800             3,643
                                                     ===========================================================================

                                                     -------------------------------------------
                                                                   INITIAL CLASS
                                                     -------------------------------------------
                                                                                     VIP III
                                                            VIP           VIP II     GROWTH &
                                                       EQUITY-INCOME    CONTRAFUND    INCOME
                                                          DIVISION       DIVISION    DIVISION
                                                    ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
 Net investment income (loss)                        $    367,280      $    399,353      $    386,898
 Net realized gain (loss) on sales of investments         (66,972)       (1,359,079)       (1,015,679)
 Change in net unrealized appreciation/
  depreciation during the period                         (758,547)       (1,128,847)         (191,598)
                                                    ---------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (458,239)       (2,088,573)         (820,379)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
   RELATED TRANSACTIONS
  Contributions from contract holders                     511,052           559,833           540,503
  Contract terminations and benefits                     (542,673)         (991,684)         (769,038)
  Net transfers among investment options                  819,196        (3,945,045)          636,740
  Contract maintenance charges                             (2,128)           (4,189)           (2,659)
                                                    --------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                      785,447        (4,381,085)          405,546
                                                    --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         327,208        (6,469,658)         (414,833)

Net assets, beginning of year                           7,383,627        16,884,834         8,712,651
                                                    ----------------------------------------------------
NET ASSETS, END OF YEAR                              $  7,710,835      $ 10,415,176      $  8,297,818
                                                    ====================================================
UNIT TRANSACTIONS
  Units purchased                                          42,205            43,592            42,534
  Units redeemed                                          (45,210)          (77,507)          (62,671)
  Units transferred                                        68,585          (304,968)           57,225
                                                    ----------------------------------------------------
Net increase (decrease) in units                           65,580          (338,883)           37,088
                                                    ====================================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2001

                                                    ----------------- ------------------------------------------------------
                                                      INITIAL CLASS                     INSTITUTIONAL SHARES
                                                    ----------------- ------------------------------------------------------
                                                                                            JANUS ASPEN
                                                      VIP III GROWTH       JANUS ASPEN        CAPITAL          JANUS ASPEN
                                                      OPPORTUNITIES          BALANCED       APPRECIATION      MONEY MARKET
                                                         DIVISION            DIVISION         DIVISION          DIVISION
                                                    ----------------- ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
  Net investment income (loss)                       $    (38,579)      $    302,025       $    (45,442)      $    667,964
  Net realized gain (loss) on sales of investments       (777,050)         1,537,619          1,185,173                  -
  Change in net unrealized appreciation/
   depreciation during the period                           41,691        (3,633,299)        (7,778,625)                 1
                                                    ----------------- ------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (773,938)        (1,793,655)        (6,638,894)           667,965
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 RELATED TRANSACTIONS
   Contributions from contract holders                     87,176            972,664            627,910          5,673,443
   Contract terminations and benefits                    (745,216)        (2,345,492)        (1,641,859)        (3,505,739)
   Net transfers among investment options                (144,619)        (2,137,330)        (6,920,922)        12,902,665
   Contract maintenance charges                            (1,460)            (8,158)            (8,925)            (3,393)
                                                    ----------------- ------------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions                      (804,119)        (3,518,316)        (7,943,796)        15,066,976
                                                    ----------------- ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      (1,578,057)        (5,311,971)       (14,582,690)        15,734,941
Net assets, beginning of year                           5,130,824         29,089,401         31,994,664          8,605,752
                                                    ----------------- ------------------------------------------------------
NET ASSETS, END OF YEAR                              $  3,552,767       $ 23,777,430       $ 17,411,974       $ 24,340,693
                                                    ================= ======================================================
UNIT TRANSACTIONS
  Units purchased                                           8,951             63,529             34,686            493,728
  Units redeemed                                          (77,965)          (155,674)           (92,624)          (303,955)
  Units transferred                                       (14,560)          (146,220)          (396,759)         1,139,549
                                                    ----------------- ------------------------------------------------------
Net increase (decrease) in units                          (83,574)          (238,365)          (454,697)         1,329,322
                                                    ================= ======================================================

                                                    -------------------- --------------------------------
                                                    INSTITUTIONAL SHARES           SERVICE CLASS
                                                    -------------------- --------------------------------
                                                        JANUS ASPEN
                                                         WORLDWIDE            VIP              VIP III
                                                          GROWTH            GROWTH             MID CAP
                                                         DIVISION          DIVISION           DIVISION
                                                    -------------------- --------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
  Net investment income (loss)                        $   (139,557)      $    287,110       $    (87,960)
  Net realized gain (loss) on sales of investments      (6,912,268)        (1,517,999)          (249,955)
  Change in net unrealized appreciation/
   depreciation during the period                        2,363,943            381,071            (18,926)
                                                    -------------------- --------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (4,687,882)          (849,818)          (356,841)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 RELATED TRANSACTIONS
   Contributions from contract holders                     672,778            602,264            486,107
   Contract terminations and benefits                   (1,002,963)          (207,308)          (363,100)
   Net transfers among investment options               (1,664,488)        (1,264,011)            38,253
   Contract maintenance charges                             (5,732)              (868)            (2,365)
                                                    -------------------- --------------------------------
Net increase (decrease) in net assets
 from contract related transactions                     (2,000,405)          (869,923)           158,895
                                                    -------------------- --------------------------------
INCREASE (DECREASE) IN NET ASSETS                       (6,688,287)        (1,719,741)          (197,946)

Net assets, beginning of year                           19,583,152          5,019,451          6,992,160
                                                    -------------------- --------------------------------
NET ASSETS, END OF YEAR                               $ 12,894,865       $  3,299,710       $  6,794,214
                                                    ==================== ================================
UNIT TRANSACTIONS
  Units purchased                                           44,133             61,753             29,959
  Units redeemed                                           (69,539)           (21,898)           (22,585)
  Units transferred                                       (134,970)          (128,374)               401
                                                    -------------------- --------------------------------
Net increase (decrease) in units                          (160,376)           (88,519)             7,775
                                                    ==================== ================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2001

                                                   ------------------------------------------------------------------------------
                                                                                  SERVICE CLASS
                                                   -------------------------------------------------------------------------------
                                                       MFS             MFS            MFS                              MFS
                                                    EMERGING        INVESTORS       MID CAP          MFS             CAPITAL
                                                     GROWTH           TRUST          GROWTH     NEW DISCOVERY     OPPORTUNITIES
                                                    DIVISION        DIVISION        DIVISION       DIVISION          DIVISION
                                                   -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
   Net investment income (loss)                       $    41,627    $    15,308    $    (3,635)   $    13,444      $    54,375
   Net realized gain (loss) on sales of investments      (577,011)      (155,344)      (652,746)      (137,473)        (214,787)
   Change in net unrealized appreciation/
     depreciation during the period                        29,174         15,321         78,896         78,241          (70,878)
                                                   -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (506,210)      (124,715)      (577,485)       (45,788)        (231,290)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 RELATED TRANSACTIONS
   Contributions from contract holders                    404,749        157,794        443,082        140,191           86,432
   Contract terminations and benefits                     (18,941)       (68,568)      (109,729)       (21,475)         (23,078)
   Net transfers among investment options                 501,780        537,229        108,579        387,708         (641,029)
   Contract maintenance charges                              (168)          (204)          (896)          (381)            (379)
                                                   -------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                      887,420        626,251        441,036        506,043         (578,054)
                                                   -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         381,210        501,536       (136,449)       460,255         (809,344)

Net assets, beginning of year                             573,181        545,062      1,563,414        835,403        1,800,232
                                                   -------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $   954,391    $ 1,046,598    $ 1,426,965    $ 1,295,658      $   990,888
                                                   ===============================================================================
UNIT TRANSACTIONS
  Units purchased                                          50,844         17,902         47,961         14,267           10,315
  Units redeemed                                           (2,875)        (8,328)       (11,479)        (2,350)          (2,723)
  Units transferred                                        45,439         64,570        (17,454)        41,174          (56,830)
                                                   -------------------------------------------------------------------------------
Net increase (decrease) in units                           93,408         74,144         19,028         53,091          (49,238)
                                                   ===============================================================================

                                                   ------------------------------------------
                                                                    SERVICE SHARES
                                                   ------------------------------------------
                                                        JANUS ASPEN
                                                         AGGRESSIVE         JANUS ASPEN
                                                           GROWTH              GROWTH
                                                          DIVISION            DIVISION
                                                   ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
   Net investment income (loss)                          $   (15,889)       $    (9,825)
   Net realized gain (loss) on sales of investments       (1,011,329)          (295,251)
   Change in net unrealized appreciation/
     depreciation during the period                          418,427             97,435
                                                   ------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                           (608,791)          (207,641)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 RELATED TRANSACTIONS
   Contributions from contract holders                        84,055            240,674
   Contract terminations and benefits                        (41,523)           (71,783)
   Net transfers among investment options                   (172,880)           100,078
   Contract maintenance charges                                 (788)              (634)
                                                   ------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                        (131,136)           268,335
                                                   ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                           (739,927)            60,694

Net assets, beginning of year                              1,668,925            605,943
                                                   ------------------------------------------
NET ASSETS, END OF YEAR                                  $   928,998        $   666,637
                                                   ===========================================
UNIT TRANSACTIONS
  Units purchased                                             13,782             31,109
  Units redeemed                                              (8,218)            (9,518)
  Units transferred                                          (20,034)            11,797
                                                   ------------------------------------------
Net increase (decrease) in units                             (14,470)            33,388
                                                   ===========================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2001

                                                   ------------------- ---------------------------------------------------------
                                                     SERVICE SHARES                         CLASS IB SHARES
                                                   ------------------- ---------------------------------------------------------
                                                                                               PUTNAM VT
                                                                           PUTNAM VT         INTERNATIONAL       PUTNAM VT
                                                      JANUS ASPEN        GROWTH & INCOME         GROWTH       SMALL CAP VALUE
                                                    STRATEGIC VALUE          DIVISION           DIVISION          DIVISION
                                                        DIVISION         -SEPTEMBER 18*-      -AUGUST 30*-      -AUGUST 22*-
                                                   ------------------- -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
   Net investment income (loss)                       $  (5,631)         $    (545)         $    (210)         $  (1,669)
   Net realized gain (loss) on sales of investments     (36,794)              (152)             3,236             (1,827)
   Change in net unrealized appreciation/
    depreciation during the period                       44,525              5,601              1,028             37,145
                                                   ---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                          2,100              4,904              4,054             33,649
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 RELATED TRANSACTIONS
   Contributions from contract holders                  211,937             13,273             18,273             28,000
   Contract terminations and benefits                    (9,178)                 -                  -             (3,697)
   Net transfers among investment options               536,444            475,625             37,460            411,857
   Contract maintenance charges                             (49)                 -                  -                (58)
                                                   ---------------------------------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions                     739,154            488,898             55,733            436,102
                                                   ---------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                       741,254            493,802             59,787            469,751

Net assets, beginning of year                           192,904                  -                  -                  -
                                                   ---------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $ 934,158          $ 493,802          $  59,787          $ 469,751
                                                   ===========================================================================
UNIT TRANSACTIONS
   Units purchased                                       23,757              1,299              1,970              3,115
   Units redeemed                                        (1,071)                 -                  -               (405)
   Units transferred                                     65,674             45,111              4,200             43,754
                                                   ---------------------------------------------------------------------------
Net increase (decrease) in units                         88,360             46,410              6,170             46,464
                                                   ===========================================================================

                                                     ------------------------------------
                                                               CLASS IB SHARES
                                                     ------------------------------------
                                                        PUTNAM VT           PUTNAM VT
                                                        TECHNOLOGY          VOYAGER II
                                                         DIVISION            DIVISION
                                                      -NOVEMBER 8*-      -SEPTEMBER 18*-
                                                     ------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
   Net investment income (loss)                         $    (490)         $      (6)
   Net realized gain (loss) on sales of investments            20                (93)
   Change in net unrealized appreciation/
    depreciation during the period                         (4,554)               123
                                                     ------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                           (5,024)                24

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 RELATED TRANSACTIONS
   Contributions from contract holders                          -              3,000
   Contract terminations and benefits                           -                  -
   Net transfers among investment options                 291,863              9,931
   Contract maintenance charges                                 -                  -
                                                     ------------------------------------
Net increase (decrease) in net assets
 from contract related transactions                       291,863             12,931
                                                     ------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         286,839             12,955

Net assets, beginning of year                                   -                  -
                                                     ------------------------------------

NET ASSETS, END OF YEAR                                 $ 286,839          $  12,955
                                                     ====================================
UNIT TRANSACTIONS
   Units purchased                                              -                300
   Units redeemed                                               -                  -
   Units transferred                                       28,260                796
                                                     ------------------------------------
Net increase (decrease) in units                           28,260              1,096
                                                     ====================================

SEE ACCOMPANYING NOTES.

* - 2001 inception date of division.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2000

                                                                     GABELLI LARGE       HARRIS BRETALL
                                                                          CAP           SULLIVAN & SMITH       THIRD AVENUE
                                                                         VALUE            EQUITY GROWTH           VALUE
                                                         TOTAL          DIVISION            DIVISION             DIVISION
                                                    -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                      $ 12,307,511       $ 271,637      $ 1,989,603            $ 512,583
     Net realized gain (loss) on sales of investments        35,878      (1,009,587)         559,417           (2,161,909)
     Change in net unrealized appreciation/
       depreciation during the period                   (35,036,537)        578,811       (5,903,554)           2,007,166
                                              -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                      (22,693,148)       (159,139)      (3,354,534)             357,840

INCREASE (DECREASE) IN NET ASSETS FROM
    CONTRACT RELATED TRANSACTIONS
     Contributions from contract holders                 32,442,183          34,403        1,732,173               90,824
     Contract terminations and benefits                 (18,317,188)       (805,395)        (948,172)            (493,511)
     Net transfers among investment options              15,743,951        (673,578)       2,307,921             (701,246)
                                              -------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                    29,868,946      (1,444,570)       3,091,922           (1,103,933)
                                              -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                         7,175,798      (1,603,709)        (262,612)            (746,093)

Net assets, beginning of year                           197,477,970       3,530,419       11,286,742            6,271,331
                                              -------------------------------------------------------------------------------

NET ASSETS, END OF YEAR                               $ 204,653,768     $ 1,926,710     $ 11,024,130          $ 5,525,238
                                              ===============================================================================
UNIT TRANSACTIONS
   Units purchased                                                           2,028            51,321                4,571
   Units redeemed                                                          (48,460)          (29,615)             (22,035)
   Units transferred                                                       (38,208)           67,656              (34,062)
                                                                        -----------------------------------------------------
Net increase (decrease) in units                                           (84,640)           89,362              (51,526)
                                                                        =====================================================

                                                                           DEUTSCHE VIT
                                                         BARON SMALL CAP       EAFE
                                                              VALUE        EQUITY INDEX
                                                            DIVISION         DIVISION
                                                        -------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                             $ 9,861         $ (5,212)
     Net realized gain (loss) on sales of investments        (218,969)          17,341
     Change in net unrealized appreciation/
       depreciation during the period                         209,024          (30,362)
                                                  -----------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                                (84)         (18,233)

INCREASE (DECREASE) IN NET ASSETS FROM
    CONTRACT RELATED TRANSACTIONS
     Contributions from contract holders                      154,785          147,495
     Contract terminations and benefits                      (325,330)        (124,414)
     Net transfers among investment options                   389,328         (429,739)
                                                  -----------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                         218,783         (406,658)
                                                  -----------------------------------------
INCREASE (DECREASE) IN NET ASSETS                             218,699         (424,891)

Net assets, beginning of year                               1,741,368        1,216,392
                                                  -----------------------------------------
NET ASSETS, END OF YEAR                               $   $ 1,960,067        $ 791,501
                                                  =========================================
UNIT TRANSACTIONS
   Units purchased                                              9,356           11,000
   Units redeemed                                             (19,827)          (9,585)
   Units transferred                                           23,335          (18,381)
                                                       ------------------------------------
Net increase (decrease) in units                               12,864          (16,966)
                                                       ====================================

SEE ACCOMPANYING NOTES.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2000

                                                         DEUTSCHE VIT     DEUTSCHE VIT
                                                            EQUITY          SMALL CAP                       JPM INTERNATIONAL
                                                           500 INDEX          INDEX          JPM BOND       OPPORTUNITIES
                                                           DIVISION         DIVISION         DIVISION          DIVISION
                                                       -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                          $ (242,600)       $ (50,007)       $ 259,731         $   4,980
     Net realized gain (loss) on sales of investments         892,838          329,112          152,567           138,318
     Change in net unrealized appreciation/
       depreciation during the period                      (2,657,888)        (686,790)          36,117           (46,813)
                                                      ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                         (2,007,650)        (407,685)         448,415            96,485

INCREASE (DECREASE) IN NET ASSETS FROM
    CONTRACT RELATED TRANSACTIONS
     Contributions from contract holders                    1,728,043          606,392          138,999           271,378
     Contract terminations and benefits                    (1,355,100)        (369,395)        (577,331)          (21,249)
     Net transfers among investment options                   (61,714)         861,154          128,349          (583,075)
                                                      ------------------------------------------------------------------------
Net increase (decrease) in net assets
   from contract related transactions                         311,229        1,098,151         (309,983)         (332,946)
                                                      ------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                          (1,696,421)         690,466          138,432          (236,461)

Net assets, beginning of year                              18,672,525        5,178,621        5,576,732           851,333
                                                      ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                                  $ 16,976,104      $ 5,869,087      $ 5,715,164         $ 614,872
                                                      ========================================================================

UNIT TRANSACTIONS
   Units purchased                                            113,726           53,178           12,608            20,807
   Units redeemed                                             (90,936)         (32,734)         (53,581)           (1,656)
   Units transferred                                           (4,255)          69,591            9,481           (26,952)
                                                      ------------------------------------------------------------------------
Net increase (decrease) in units                               18,535           90,035          (31,492)           (7,801)
                                                      ========================================================================

                                                        MORGAN STANLEY
                                                        EMERGING MARKETS  MORGAN STANLEY
                                                            DEBT          HIGH YIELD
                                                          DIVISION         DIVISION
                                                       ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
     Net investment income (loss)                          $ 72,664      $   487,771
     Net realized gain (loss) on sales of investments        38,081         (248,941)
     Change in net unrealized appreciation/
       depreciation during the period                       (59,459)        (801,041)
                                                      -------------------------------
Net increase (decrease) in net assets resulting
   from operations                                           51,286         (562,211)

INCREASE (DECREASE) IN NET ASSETS FROM
    CONTRACT RELATED TRANSACTIONS
     Contributions from contract holders                     81,867          134,837
     Contract terminations and benefits                     (29,035)        (361,777)
     Net transfers among investment options                 258,966         (182,965)
                                                      -------------------------------
Net increase (decrease) in net assets
   from contract related transactions                       311,798         (409,905)
                                                      -------------------------------

INCREASE (DECREASE) IN NET ASSETS                           363,084         (972,116)

Net assets, beginning of year                               423,173        5,170,019
                                                      -------------------------------

NET ASSETS, END OF YEAR                                   $ 786,257      $ 4,197,903
                                                      ===============================

UNIT TRANSACTIONS
   Units purchased                                            7,970           14,232
   Units redeemed                                            (2,763)         (34,062)
   Units transferred                                         24,569          (17,197)
                                                      -------------------------------
Net increase (decrease) in units                             29,776          (37,027)
                                                      ===============================

SEE ACCOMPANYING NOTES.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2000

                                                                                      --------------------------------------------
                                                                                                      INITIAL CLASS
                                                                                      --------------------------------------------
                                                                                                                       VIP III
                                                    MORGAN STANLEY   MORGAN STANLEY      VIP EQUITY-        VIP II     GROWTH &
                                                   U.S. REAL ESTATE   ASIAN EQUITY         INCOME         CONTRAFUND     INCOME
                                                       DIVISION         DIVISION          DIVISION         DIVISION     DIVISION
                                                   -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
   Net investment income (loss)                       $     12,454    $    425,877    $    687,218    $  1,927,558    $    677,236
   Net realized gain (loss) on sales of investments         33,096        (738,050)              -               -               -
   Change in net unrealized appreciation/
     depreciation during the period                        132,280        (227,697)       (281,138)     (3,362,023)     (1,137,970)
                                                   -------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                           177,830        (539,870)        406,080      (1,434,465)       (460,734)

INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                       8,134          74,321         300,504       1,918,632         505,689
   Contract terminations and benefits                     (117,878)       (249,473)       (582,755)     (1,203,655)       (715,336)
   Net transfers among investment options                  165,612        (521,964)     (3,087,005)        734,040        (140,799)
                                                   -------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from contract related transactions                         55,868        (697,116)     (3,369,256)      1,449,017        (350,446)
                                                   -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                          233,698      (1,236,986)     (2,963,176)         14,552        (811,180)

Net assets, beginning of year                              787,505       2,300,938      10,346,803      16,870,282       9,523,831
                                                   -------------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $  1,021,203    $  1,063,952    $  7,383,627    $ 16,884,834    $  8,712,651
                                                   ===============================================================================
UNIT TRANSACTIONS
   Units purchased                                             756           5,311          22,094         126,220          35,870
   Units redeemed                                          (11,103)        (21,539)        (45,549)        (79,867)        (50,751)
   Units transferred                                        11,856          (7,601)       (262,651)         47,599         (10,424)
                                                   -------------------------------------------------------------------------------
Net increase (decrease) in units                             1,509         (23,829)       (286,106)         93,952         (25,305)
                                                   ===============================================================================

SEE ACCOMPANYING NOTES.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2000

                                                   ---------------  ---------------------------------
                                                    INITIAL CLASS         INSTITUTIONAL SHARES
                                                   ---------------  ---------------------------------
                                                      VIP III                          JANUS ASPEN
                                                      GROWTH           JANUS ASPEN       CAPITAL
                                                   OPPORTUNITIES        BALANCED       APPRECIATION
                                                     DIVISION           DIVISION         DIVISION
                                                   --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
   Net investment income (loss)                       $    382,515    $  2,972,152    $    (48,631)
   Net realized gain (loss) on sales of investments       (480,744)      1,610,615       2,452,781
   Change in net unrealized appreciation/
    depreciation during the period                      (1,099,414)     (5,639,994)    (10,311,703)
                                                   --------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                        (1,197,643)     (1,057,227)     (7,907,553)

INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                     566,207       2,864,077       5,224,474
   Contract terminations and benefits                     (745,270)     (3,362,277)     (2,551,960)
Net transfers among investment options                      (3,450)      1,386,732       3,357,203
                                                   --------------------------------------------------
  Net increase (decrease) in net assets
  from contract related transactions                      (182,513)        888,532       6,029,717
                                                   --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       (1,380,156)       (168,695)     (1,877,836)

Net assets, beginning of year                            6,510,980      29,258,096      33,872,500
                                                   --------------------------------------------------
NET ASSETS, END OF YEAR                               $  5,130,824    $ 29,089,401    $ 31,994,664
                                                   ==================================================
UNIT TRANSACTIONS
   Units purchased                                          44,538         173,689         207,726
   Units redeemed                                          (58,461)       (218,573)       (100,390)
   Units transferred                                        (3,854)        100,585         116,453
                                                   --------------------------------------------------
Net increase (decrease) in units                           (17,777)         55,701         223,789
                                                   ==================================================

                                                   ------------------------------------------
                                                              INSTITUTIONAL SHARES
                                                   ------------------------------------------
                                                         JANUS ASPEN          JANUS ASPEN
                                                        MONEY MARKET      WORLDWIDE GROWTH
                                                           DIVISION            DIVISION
                                                   ------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
   Net investment income (loss)                         $    300,692        $  1,525,295
   Net realized gain (loss) on sales of investments                -            (723,209)
   Change in net unrealized appreciation/
    depreciation during the period                                 -          (4,841,311)
                                                   ------------------------------------------
Net increase (decrease) in net assets resulting
 from operations                                             300,692          (4,039,225)

INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                     5,305,333           5,107,312
   Contract terminations and benefits                     (2,012,219)           (970,131)

Net transfers among investment options                    (7,913,453)          6,242,345
                                                   ------------------------------------------
  Net increase (decrease) in net assets
  from contract related transactions                      (4,620,339)         10,379,526
                                                   ------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                         (4,319,647)          6,340,301
Net assets, beginning of year                             12,925,399          13,242,851
                                                   ------------------------------------------
NET ASSETS, END OF YEAR                                 $  8,605,752        $ 19,583,152
                                                   ==========================================
UNIT TRANSACTIONS
   Units purchased                                           480,142             247,896
   Units redeemed                                           (182,831)            (44,977)
   Units transferred                                        (733,679)            300,019
                                                   ------------------------------------------
Net increase (decrease) in units                            (436,368)            502,938
                                                   ==========================================

SEE ACCOMPANYING NOTES.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2000

                                                   -----------------------------------------------------------------------------
                                                                                  SERVICE CLASS
                                                   -----------------------------------------------------------------------------
                                                                    VIP III       MFS EMERGING     MFS INVESTORS     MFS MID CAP
                                                   VIP GROWTH        MID CAP          GROWTH            TRUST           GROWTH
                                                    DIVISION        DIVISION      DIVISION (1)     DIVISION (1)     DIVISION (1)
                                                   -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
   Net investment income (loss)                       $   116,906    $   (19,199)   $    (2,904)   $    (1,579)   $    (6,949)
   Net realized gain (loss) on sales of investments       (40,823)             -       (137,484)          (561)       (58,466)
   Change in net unrealized appreciation/
    depreciation during the period                       (661,867)       713,056         (5,997)         7,854        (80,918)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (585,784)       693,857       (146,385)         5,714       (146,333)

INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders                    985,028      1,939,561        448,957         96,613        290,084
   Contract terminations and benefits                    (197,547)      (121,054)        (4,821)        (4,421)       (11,470)
   Net transfers among investment options               3,781,315      3,596,105        275,430        447,156      1,431,133
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                    4,568,796      5,414,612        719,566        539,348      1,709,747
                                                   -----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       3,983,012      6,108,469        573,181        545,062      1,563,414

Net assets, beginning of year                           1,036,439        883,691              -              -              -
                                                   -----------------------------------------------------------------------------
NET ASSETS, END OF YEAR                               $ 5,019,451    $ 6,992,160    $   573,181    $   545,062    $ 1,563,414
                                                   =============================================================================
UNIT TRANSACTIONS
   Units purchased                                         79,642        119,534         40,543          9,772         26,634
   Units redeemed                                         (14,720)        (7,365)          (493)          (455)        (1,074)
   Units transferred                                      318,059        220,840         20,476         46,875        128,168
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in units                          382,981        333,009         60,526         56,192        153,728
                                                   =============================================================================

SEE ACCOMPANYING NOTES.

(1) For the period May 1, 2000 (commencement of operations) to December 31,
2000.

Note:  Year ended unless otherwise noted.

      SEPARATE ACCOUNT II OF NATIONAL INTEGRITY LIFE INSURANCE COMPANY
              STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
                   PERIODS ENDED DECEMBER 31, 2000

                                               ----------------------------  -------------------------------------------------
                                                       SERVICE CLASS                          SERVICE SHARES
                                               ----------------------------  -------------------------------------------------
                                                 MFS NEW       MFS CAPITAL     JANUS ASPEN       JANUS ASPEN     JANUS ASPEN
                                                DISCOVERY     OPPORTUNITIES  AGGRESSIVE GROWTH     GROWTH      STRATEGIC VALUE
                                               DIVISION (1)   DIVISION (1)     DIVISION (1)      DIVISION (1)    DIVISION (2)
                                               -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
   Net investment income (loss)                $    (3,730)   $    (9,496)     $    58,169      $     3,434      $      (518)
   Net realized gain (loss) on sales of
    investments                                       (161)       (63,986)        (297,158)          (6,639)          (1,601)
   Change in net unrealized appreciation/
    depreciation during the period                 (52,771)      (185,283)        (541,555)        (106,421)           1,124
                                               -------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (56,662)      (258,765)        (780,544)        (109,626)            (995)

INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT RELATED TRANSACTIONS
   Contributions from contract holders             246,429        265,447          735,918          354,040           84,227
   Contract terminations and benefits               (6,011)       (11,967)         (30,882)          (6,875)            (477)
   Net transfers among investment options          651,647      1,805,517        1,744,433          368,404          110,149
                                               -------------------------------------------------------------------------------

Net increase (decrease) in net assets
 from contract related transactions                892,065      2,058,997        2,449,469          715,569          193,899
                                               -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                  835,403      1,800,232        1,668,925          605,943          192,904

Net assets, beginning of year                            -              -                -                -                -
                                               -------------------------------------------------------------------------------
Net assets, end of year                        $   835,403    $ 1,800,232      $ 1,668,925      $   605,943      $   192,904
                                               ===============================================================================
UNIT TRANSACTIONS
   Units purchased                                  22,751         24,232           69,801           32,877            8,837
   Units redeemed                                     (565)        (1,107)          (3,446)            (698)             (50)
   Units transferred                                58,296        160,198          150,953           36,835           11,476
                                               -------------------------------------------------------------------------------
Net increase (decrease) in units                    80,482        183,323          217,308           69,014           20,263
                                               ===============================================================================

SEE ACCOMPANYING NOTES.

(1) For the period May 1, 2000 (commencement of operations) to December 31,
2000.

(2) For the period July 10, 2000 (commencement of operations) to December 31, 2000.

Note:  Year ended unless otherwise noted.

                               Separate Account II
                                       of
                    National Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2001

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

National Integrity Life Insurance Company ("National Integrity") established Separate Account II (the "Separate Account") on May 21, 1992, under the insurance laws of the state of New York, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which, prior to March 3, 2000, was an indirect wholly owned subsidiary of ARM Financial Group, Inc. Effective March 3, 2000, Integrity and National Integrity were acquired by The Western and Southern Life Insurance Company ("W&S").

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions or to one or more fixed guaranteed rate options or systematic transfer options of National Integrity's Separate Account GPO. The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds ("Funds"): Deutsche Asset Managed VIT Funds ("Deutsche Funds"); Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), and Variable Insurance Products Fund III ("VIP III"), part of the Fidelity Investments group of companies (collectively, "Fidelity's VIP Funds"); The Legends Fund, Inc. ("Legends Fund"); Janus Aspen Series; J.P. Morgan Series Trust II ("JPM Series"); Morgan Stanley Universal Funds, Inc. ("Morgan Stanley Universal Funds"); MFS Variable Insurance Trust Funds ("MFS Funds"); Putnam Funds; and Van Kampen Life UIT Portfolios ("Van Kampen Funds"). Bankers Trust Global Asset Management Services, a unit of Bankers Trust Company, is the investment manager of the Deutsche Funds. Fidelity Management and Research Company serves as investment adviser to Fidelity's VIP Funds. Touchstone Advisors, Inc. ("Touchstone Advisors"), a wholly owned subsidiary of W&S serves as the investment adviser of the Legends Fund. Janus Capital Corporation serves as investment adviser to the Janus Aspen Series. J.P. Morgan Investment Management Inc. is the investment adviser to the JPM Series. Morgan Stanley Dean Witter Asset Management Inc. ("MSDW") serves as investment adviser to the Morgan Stanley Universal Funds except for Morgan Stanley High Yield Portfolio, for which Miller Anderson & Sherrerd, LLP serves as investment adviser. MSDW is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("Morgan Stanley"). Massachusetts Financial Services Company ("MFS") is the investment adviser to the MFS Funds. Putnam Investment Management, LLC serves as the investment adviser of the Putnam Funds. The Van Kampen Funds are managed by Van Kampen Funds, Inc.

The contract holder's account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has forty investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the Statement of Operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of National Integrity which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the year ended December 31, 2001 (refer to the Statement of Changes in Net Assets for the periods ended December 31, 2001 for the applicable periods) and the cost of shares held at December 31, 2001 for each division were as follows:

                 DIVISION                         PURCHASES         SALES            COST
------------------------------------------------------------------------------------------
 Gabelli Large Cap Value                         $  3,790,049   $  1,504,802   $  4,052,261
 Harris Bretall Sullivan & Smith Equity Growth      2,990,592      3,330,417     12,369,295
 Third Avenue Value                                 9,047,356      4,936,980     10,023,811
 Baron Small Cap Value                              2,857,332      1,083,158      3,708,165
 Deutsche VIT EAFE Equity Index                    32,012,564     32,151,296        639,848
 Deutsche VIT Equity 500 Index                     17,967,421     12,423,457     21,426,315
 Deutsche VIT Small Cap Index                      23,985,840     21,549,941      8,099,334
 JPM Bond                                          34,964,297     32,164,246      8,926,253
 JPM International Opportunities                   32,697,357     32,819,984        553,252
 Morgan Stanley Emerging Markets Debt                 200,090        422,300        599,792
 Morgan Stanley High Yield                          2,703,730      2,158,807      5,142,317
 Morgan Stanley U.S. Real Estate                    1,755,607      1,546,846      1,255,676
 Morgan Stanley Asian Equity                       13,099,090     14,280,461              -
 Van Kampen Biotechnology & Pharmaceutical            335,596         14,643        321,692
 Van Kampen Internet                                   18,001             59         17,946
 Van Kampen MS High-Tech 35 Index                      38,967             43         38,927
INITIAL CLASS:
 VIP Equity-Income                                  4,709,685      3,553,508      8,510,129
 VIP II Contrafund                                  5,386,416      9,374,606     11,546,916
 VIP III Growth & Income                            5,543,119      4,756,334      8,857,123
 VIP III Growth Opportunities                       1,974,584      2,816,163      4,314,295
INSTITUTIONAL SHARES:
 Janus Aspen Balanced                               6,421,697      9,642,878     26,483,066
 Janus Aspen Capital Appreciation                   6,316,846     14,304,276     23,420,946
 Janus Aspen Money Market                         153,047,773    137,300,461     24,350,587
 Janus Aspen Worldwide Growth                      24,066,765     26,210,630     14,061,854

                 DIVISION          PURCHASES         SALES            COST
-----------------------------------------------------------------------------
SERVICE CLASS:
  VIP Growth                       $  4,643,619   $  5,222,508   $  3,432,915
  VIP III Mid Cap                     6,694,788      6,622,899      5,980,419
  MFS Emerging Growth                11,721,502     10,792,351        930,854
  MFS Investors Trust                 1,690,711      1,049,437      1,023,165
  MFS Mid Cap Growth                  6,594,600      6,156,650      1,429,412
  MFS New Discovery                   2,030,857      1,511,422      1,269,411
  MFS Capital Opportunities           1,471,334      1,994,359      1,247,058
SERVICE SHARES:
  Janus Aspen Aggressive Growth       1,682,326      1,830,087      1,051,380
  Janus Aspen Growth                  4,964,740      4,706,809        675,232
  Janus Aspen Strategic Value         1,211,566        477,647        888,977
CLASS 1B SHARES:
  Putnam VT Growth & Income           1,286,359        798,135        488,072
  Putnam VT International Growth      2,139,156      2,083,645         58,747
  Putnam VT Small Cap Value             583,285        148,741        432,717
  Putnam VT Technology                  291,782            482        291,320
  Putnam VT Voyager II                   15,832          2,911         12,828
                                                                 ------------
                                                                 $217,932,307
                                                                 ============

3. EXPENSES AND RELATED PARTY TRANSACTIONS

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate of 1.20% and 0.15% of net assets, respectively, to cover these risks and expenses. In addition, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

4.  FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2001 (refer to the Statement of Changes in Net Assets for the periods ended December 31, 2001 for the applicable periods).

                                             AT DECEMBER 31, 2001                  FOR THE PERIODS ENDED DECEMBER 31, 2001
                                      ---------------------------------   -------------------------------------------------------

                                                 ----------------------              CAPITAL
                                                        UNIT VALUE         NET        GAIN        INVESTMENT
                                       UNITS     ----------------------   ASSETS    DIVIDEND        INCOME    EXPENSE    TOTAL
               DIVISION               (000s)      LOWEST       HIGHEST    (000s)   DISTRIBUTION    RATIO (1)   RATIO   RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value                256     $   12.18    $   18.75     3,547     $ 39,452       1.86%     1.35%     (15.79%)
  Harris Bretall Sullivan & Smith
   Equity Growth                         368         15.03        28.45     6,993      645,503       0.00%     1.35%     (28.90%)
  Third Avenue Value                     354         24.54        31.70    10,574            -       0.82%     1.35%      13.70%
  Baron Small Cap Value                  229         14.26        18.50     4,102            -       0.00%     1.35%       5.09%
  Deutsche VIT EAFE Equity Index          71          8.05        12.26       643            -       0.00%     1.35%     (25.67%)
  Deutsche VIT Equity 500 Index        1,727         10.16        14.49    20,868       18,510       1.20%     1.35%     (13.34%)
  Deutsche VIT Small Cap Index           782          8.34        11.38     8,415      178,923       5.26%     1.35%       0.75%
   JPM Bond                              693         11.56        12.44     8,421       44,618       6.26%     1.35%       5.47%
  JPM International Opportunities         60          8.00        11.87       564        7,978       1.52%     1.35%     (20.27%)
  Morgan Stanley Emerging
   Markets Debt                           49         10.57        11.74       571            -       8.99%     1.35%       8.62%
  Morgan Stanley High Yield              444          8.80        10.70     4,105            -      11.39%     1.35%      (5.80%)
  Morgan Stanley U.S. Real Estate        103         10.89        12.71     1,266       10,321       4.05%     1.35%       8.40%
  Morgan Stanley Asian Equity              -          7.11         9.22         -            -       0.00%     1.35%    (100.00%)
  Van Kampen Biotechnology &
   Pharmaceutical                         30          9.84        11.19       327            -       1.51%     1.35%       8.00%
  Van Kampen Internet                      2          9.05        12.44        19            -       0.00%     1.35%       5.80%
  Van Kampen MS High-Tech
   35 Index                                4          7.20        12.06        40            -       1.82%     1.35%      10.40%
INITIAL CLASS:
  VIP Equity-Income                      639         10.30        13.36     7,711      345,350       1.65%     1.35%      (6.29%)
  VIP II Contrafund                      839         10.86        14.15    10,415      437,889       1.05%     1.35%     (13.39%)
  VIP III Growth & Income                683         10.48        13.54     8,298      379,425       1.46%     1.35%      (9.93%)
  VIP III Growth Opportunities           382          7.79        11.16     3,553            -       0.42%     1.35%     (15.61%)
INSTITUTIONAL SHARES:
  Janus Aspen Balanced                 1,582         13.82        16.23    23,777            -       2.55%     1.35%      (5.94%)
  Janus Aspen Capital
   Appreciation                        1,084         13.78        21.70    17,412            -       1.16%     1.35%     (22.74%)
  Janus Aspen Money Market             2,088         11.35        11.66    24,341            -       3.88%     1.35%       2.73%
  Janus Aspen Worldwide
   Growth                                989         10.80        17.86    12,895            -       0.46%     1.35%     (23.47%)
SERVICE CLASS:
  VIP Growth                             379          7.00        11.05     3,300      333,528       0.00%     1.35%     (18.92%)
  VIP III Mid Cap                        407         14.66        16.88     6,794            -       0.00%     1.35%      (4.69%)

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

                                             AT DECEMBER 31, 2001                  FOR THE PERIODS ENDED DECEMBER 31, 2001
                                      ---------------------------------   -------------------------------------------------------

                                                 ----------------------              CAPITAL
                                                        UNIT VALUE         NET        GAIN        INVESTMENT
                                       UNITS     ----------------------   ASSETS    DIVIDEND        INCOME    EXPENSE    TOTAL
               DIVISION               (000s)      LOWEST       HIGHEST    (000s)   DISTRIBUTION    RATIO (1)   RATIO   RETURN (2)
---------------------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
    MFS Emerging Growth               154     $   4.86    $    9.26      $   954   $55,073        0.00%     1.35%    (34.53%)
    MFS Investors Trust               130         6.95         9.67        1,047    22,029        0.64%     1.35%    (17.22%)
    MFS Mid Cap Growth                173         6.14        11.06        1,427         -        1.15%     1.35%    (18.78%)
    MFS New Discovery                 134         7.37        11.16        1,296     1,010        2.69%     1.35%     (6.55%)
    MFS Capital Opportunities         134         5.96        10.70          991    28,067        4.20%     1.35%    (24.75%)
SERVICE SHARES:
    Janus Aspen Aggressive
     Growth                           203         3.84         8.34          929         -        0.00%     1.35%    (40.36%)
    Janus Aspen Growth                102         5.36         9.70          667     1,223        0.00%     1.35%    (25.85%)
    Janus Aspen Strategic Value       109         7.45        10.13          934         -        0.17%     1.35%     (9.66%)
CLASS 1B SHARES:
    Putnam VT Growth & Income          46         9.34        10.72          494         -        0.00%     1.35%      6.40%
    Putnam VT International
     Growth                             6         8.19        10.00           60         -        0.00%     1.35%     (3.10%)
    Putnam VT Small Cap Value          46         8.02        10.19          470         -        0.00%     1.35%      1.10%
    Putnam VT Technology               28         9.90        11.38          287         -        0.00%     1.35%      1.50%
    Putnam VT Voyager II                1         9.12        12.28           13         -        0.00%     1.35%     18.20%


(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

                    National Integrity Life Insurance Company

                              Financial Statements,
                                (Statutory Basis)

                     Years Ended December 31, 2001 and 2000




                                    CONTENTS

Report of Independent Auditors                                                 1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                               2
Statements of Operations (Statutory Basis)                                     4
Statements of Changes in Capital and Surplus (Statutory Basis)                 5
Statements of Cash Flows (Statutory Basis)                                     6
Notes to Financial Statements (Statutory Basis)                                8

                         Report of Independent Auditors

Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of National Integrity Life Insurance Company as of December 31, 2001 and 2000, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of National Integrity Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note C to the financial statements, in 2001 National Integrity Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the New York Insurance Department.

April 5, 2002                                             /s/ Ernst & Young LLP
Cincinnati, Ohio

                    National Integrity Life Insurance Company
                        Balance Sheets (Statutory Basis)


                                                                                     DECEMBER 31,
                                                                                2001              2000
                                                                            -----------------------------------
                                                                                    (IN THOUSANDS)

ADMITTED ASSETS
Cash and invested assets:
    Bonds                                                                         $ 366,495         $ 338,356
    Preferred stocks                                                                  9,740             9,740
    Mortgage loans                                                                    1,342             1,600
    Policy loans                                                                     32,636            31,269
    Cash and short-term investments                                                  69,340            16,627
    Receivable for securities                                                         4,551               395
    Other invested assets                                                             3,755             3,766
                                                                            -----------------------------------
Total cash and invested assets                                                      487,859           401,753

Separate account assets                                                           1,061,620           945,292
Accrued investment income                                                             6,909             7,654
Federal income tax recoverable                                                        2,170             5,383
Receivable from parent, subsidiaries and affiliates                                       -            32,544
Other admitted assets                                                                   107               138


                                                                            -----------------------------------
Total admitted assets                                                            $ 1,558,665       $ 1,392,764
                                                                            ===================================


                                                                                     DECEMBER 31,
                                                                               2001               2000
                                                                         -------------------------------------
                                                                                    (IN THOUSANDS)

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                  $ 454,521          $ 399,811
      Unpaid claims                                                                     50                 50
      Deposits on policies to be issued                                                659                292
                                                                         -------------------------------------
    Total policy and contract liabilities                                          455,230            400,153

    Separate account liabilities                                                 1,036,620            920,292
    Accounts payable and accrued expenses                                              628                447
    Transfers from separate accounts due, net                                       (9,689)            (9,456)
    Reinsurance balances payable                                                       367                322
    Payable for securities                                                           7,796                  -
    Asset valuation reserve                                                          5,102              4,982
    Payable to affiliates                                                            2,418                  -
    Other liabilities                                                                1,285              3,602
                                                                         -------------------------------------
Total liabilities                                                                1,499,757          1,320,342

Capital and surplus:
    Common stock, $10 par value, 200,000 shares
      authorized, issued and outstanding                                             2,000              2,000
    Paid-in surplus                                                                101,069            101,069
    Unassigned deficit                                                             (44,161)           (30,647)
                                                                         -------------------------------------
Total capital and surplus                                                           58,908             72,422
                                                                         -------------------------------------
Total liabilities and capital and surplus                                      $ 1,558,665        $ 1,392,764
                                                                         =====================================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)


                                                                                                YEAR ENDED DECEMBER 31,
                                                                                              2001               2000
                                                                                         -------------------------------------
                                                                                                  (IN THOUSANDS)
Premiums and other revenues:
    Premiums and annuity considerations                                                     $ 343,129           $ 13,052
    Deposit-type funds                                                                              -            182,834
    Net investment income                                                                      30,457             32,564
    Amortization of the interest maintenance reserve                                               97                682
    Reserve adjustments on reinsurance ceded                                                        -             (2,112)
    Fees from management of separate account mutual funds                                       6,679              8,169
    Surrender charges                                                                           1,607              1,705
    Other revenues                                                                                890              2,206
                                                                                          -------------------------------------
Total premiums and other revenues                                                             382,859            239,100

Benefits paid or provided:
    Death benefits                                                                              1,210                566
    Annuity benefits                                                                           24,346             22,387
    Surrender benefits                                                                        131,642            163,492
    Payments on supplementary contracts                                                           520              2,060
    Increase (decrease) in insurance and annuity reserves                                      54,008            (61,166)
    Other benefits                                                                                132                 56
                                                                                          -------------------------------------
Total benefits paid or provided                                                               211,858            127,395

Insurance expenses and other deductions:
    Commissions                                                                                20,292             14,993
    General expenses                                                                            8,866              6,977
    Taxes, licenses and fees                                                                      320                602
    Net transfers to separate accounts                                                        137,223             98,224
    Other expenses                                                                                 49              1,128
                                                                                          -------------------------------------
Total insurance expenses and other deductions                                                 166,750            121,924
                                                                                          -------------------------------------
Gain (loss) from operations before federal income taxes
    and net realized capital gains                                                              4,251            (10,219)

Federal income tax benefit                                                                     (2,899)            (1,002)
                                                                                          -------------------------------------
Gain (loss) from operations before net realized
    capital gains                                                                               7,150             (9,217)

Net realized capital gains, excluding realized
    capital losses, net of tax, transferred to the
    interest maintenance reserve (2001-$(772); 2000-$(8,874))                                     160                  -
                                                                                          -------------------------------------
Net income (loss)                                                                             $ 7,310           $ (9,217)
                                                                                          =====================================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2001 and 2000

                                                                                                      TOTAL
                                                          COMMON       PAID-IN      UNASSIGNED     CAPITAL AND
                                                          STOCK        SURPLUS        DEFICIT        SURPLUS
                                         --------------------------------------------------------------------------
                                                                            (IN THOUSANDS)

Balance, January 1, 2000                                 $ 2,000      $ 59,244       $ (6,065)          $ 55,179
Net loss                                                                               (9,217)            (9,217)
Change in nonadmitted assets
    and related items                                                                 (13,482)           (13,482)
Change in reserve (change in
    valuation basis)                                                                     (923)              (923)
Increase in asset
    valuation reserve                                                                  (1,456)            (1,456)
Change in surplus in
    separate accounts                                                                     496                496
Capital contribution                                                    41,825                            41,825
                                         --------------------------------------------------------------------------
Balance, December 31, 2000                                 2,000       101,069        (30,647)            72,422

Net income                                                                              7,310              7,310
Cumulative effect of changes in
    accounting principles                                                             (33,066)           (33,066)
Change in net unrealized capital
    gains (losses)                                                                         (9)                (9)
Change in nonadmitted assets
    and related items                                                                     132                132
Increase in asset
    valuation reserve                                                                    (120)              (120)
Change in surplus in
    separate accounts                                                                  12,239             12,239
                                         --------------------------------------------------------------------------
Balance, December 31, 2001                               $ 2,000     $ 101,069      $ (44,161)          $ 58,908
                                         ==========================================================================

SEE ACCOMPANYING NOTES.
                                                                               5

                    National Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                    2001                2000
                                                                                ------------------------------
                                                                                        (IN THOUSANDS)
OPERATIONS:
    Premiums, policy proceeds, and other
      considerations received                                                     $ 343,129          $ 195,886
    Net investment income received                                                   29,983             33,542
    Commission and expense allowances paid on
      reinsurance ceded                                                                   -               (629)
    Benefits paid                                                                  (157,755)          (188,561)
    Insurance expenses paid                                                         (29,298)           (22,464)
    Other income received, net of other expenses paid                                 9,012              9,363
    Net transfers to separate accounts                                             (137,456)          (129,266)
    Federal income taxes recovered                                                    5,739                  -
                                                                          -------------------------------------
Net cash provided by (used in) operations                                            63,354           (102,129)

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments of investments:
      Bonds                                                                         178,278             66,874
      Mortgage loans                                                                    259                750
      Net gains on cash and short-term investments                                        -                  1
      Miscellaneous proceeds                                                         (4,156)                 -
                                                                          -------------------------------------
Net proceeds from sales, maturities, or repayments
    of investments                                                                  174,381             67,625


Cost of investments acquired:
    Bonds                                                                           205,818             67,746
    Miscellaneous applications                                                       (7,796)                 -
                                                                          -------------------------------------
Total cost of investments acquired                                                  198,022             67,746
Net increase in policy loans                                                          1,367              2,023
                                                                          -------------------------------------
Net cash used in investment activities                                              (25,008)            (2,144)


                                                                                    YEAR ENDED DECEMBER 31,
                                                                                    2001                2000
                                                                                ------------------------------
                                                                                        (IN THOUSANDS)
FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
    Deposits on deposit-type contract funds and other
      liabilities without life or disability contingencies                            2,339                  -
    Other sources                                                                    48,804              3,564
    Capital and surplus paid-in                                                           -             41,825
                                                                          -------------------------------------
Total other cash provided                                                            51,143             45,389
                                                                          -------------------------------------

Other cash applied:
    Withdrawals on deposit-type contract funds and other
      liabilities without life or disability contingencies                            1,790                  -
    Other applications, net                                                          34,986             35,072
                                                                          -------------------------------------
Total other cash applied                                                             36,776             35,072
                                                                          -------------------------------------
Net cash provided by financing and
    miscellaneous activities                                                         14,367             10,317
                                                                          -------------------------------------

Net increase (decrease) in cash and short-term investments                           52,713            (93,956)

Cash and short-term investments at beginning of year                                 16,627            110,583
                                                                          -------------------------------------
Cash and short-term investments at end of year                                     $ 69,340           $ 16,627
                                                                          =====================================

SEE ACCOMPANYING NOTES.

                    National Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2001


A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

National Integrity Life Insurance Company (the "Company") is a wholly owned subsidiary of Integrity Life Insurance Company ("Integrity") which is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.

On March 3, 2000, W&S acquired the Company and Integrity from ARM Financial Group, Inc. ("ARM") pursuant to a purchase agreement dated December 17, 1999 ("Purchase Agreement"). Under the terms of the Purchase Agreement, W&S placed the entire purchase price of $119.3 million into a recoverable escrow account subject to a number of downward price adjustments. These price adjustments related primarily to an indemnification of losses from the sales or deemed sales of certain securities owned by the Company and Integrity. In a separate agreement, W&S assigned the right to receive the recovery of the purchase price on indemnified securities to Integrity. As of March 31, 2001, the Company had recovered $41.8 million from the escrow account related to the sales of these securities.

Subsequent to March 3, 2000, the Company and Integrity have been assigned an AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AAA (Highest) for claims paying ability from Duff & Phelps', A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001, under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001, for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed negative IMR on the separate account that is not offset by positive IMR on the general account, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

UNIVERSAL LIFE AND ANNUITY POLICIES

Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

FEDERAL INCOME TAXES

Deferred federal income taxes are not provided for differences between the financial statement amounts and tax bases of assets and liabilities.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                                YEAR ENDED DECEMBER 31,
                                                                                2001              2000
                                                                       ------------------------------------
                                                                                    (IN THOUSANDS)
Net income (loss) as reported in the accompanying statutory basis
   financial statements                                                   $       7,310    $      (9,217)
Deferred policy acquisition costs, net of amortization                           18,275           10,555
Adjustments to customer deposits                                                (16,182)          13,504
Adjustments to invested asset carrying values at acquisition date                 7,370            3,210
Amortization of interest maintenance reserve                                        (97)            (540)
Amortization of goodwill                                                         (1,023)            (622)
Adjustments for realized investment gains (losses)                                1,452             (297)
Adjustments for federal income tax expense                                        2,899                -
Other                                                                            (8,021)         (17,438)
                                                                       ------------------------------------

Net income (loss), GAAP basis                                             $      11,983    $        (845)
                                                                       ====================================

                                                                                YEAR ENDED DECEMBER 31,
                                                                                2001              2000
                                                                       ------------------------------------
                                                                                    (IN THOUSANDS)
Capital and surplus as reported in the accompanying statutory basis
   financial statements                                                   $      58,908    $      72,422
Adjustments to customer deposits                                                (50,869)         (31,543)
Adjustments to invested asset carrying values at acquisition date               (23,376)         (44,360)
Asset valuation reserve and interest maintenance reserve                          5,102            4,982
Goodwill                                                                         34,253           29,231
Deferred policy acquisition costs                                                28,830           10,555
Net unrealized gains (losses) on available-for-sale securities                    7,967           (3,810)
Other                                                                              (106)            (308)
                                                                       ------------------------------------
Shareholder's equity, GAAP basis                                          $      60,709    $      37,169
                                                                       ====================================

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

   Bonds not backed by other loans are principally stated at amortized cost using the interest method.

   Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

   Preferred stocks are reported at cost. There are no restrictions on preferred stocks.

   Short-term investments include investments with remaining maturities of less than one year at the date of acquisition and are principally stated at amortized cost.

   Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

   Mortgage loans and policy loans are reported at unpaid principal balances.

   Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Subsequent to January 1, 2001, premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the New York Insurance Department. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for model premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUNDS ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of variable annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying financial statements of income in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of income as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2000 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2001 financial presentation.

B. PERMITTED AND PRESCRIBED STATUTORY ACCOUNTING PRACTICES

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department.

The New York Insurance Department recognizes only statutory accounting practices prescribed or permitted by the state of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES MANUAL ("NAIC SAP") has been adopted as a component of prescribed and permitted practices by the state of New York. The state has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. Specifically, deferred tax assets and liabilities are not recognized in the financial statements of New York domiciled companies. The Insurance Superintendent has the right to permit other specific practices that deviate from prescribed practices.

The monetary effect on statutory capital and surplus of using accounting practices prescribed by the State of New York Insurance Department is as follows:


                                                                                           DECEMBER 31,
                                                                                               2001
                                                                                        -------------------
                                                                                          (IN MILLIONS)
Statutory capital and surplus per statutory financial statements                        $            58.9
Effect of State of New York's prescribed practice of not recognizing
deferred tax assets and liabilities                                                                   2.7
                                                                                        -------------------
Statutory capital and surplus in accordance with the NAIC statutory
accounting practices                                                                    $            61.6
                                                                                        ===================

C. ACCOUNTING CHANGES

Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with NAIC SAP subject to any deviations prescribed or permitted by the State of New York Insurance Superintendent.

Accounting changes adopted to conform to the provisions of NAIC SAP are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle that decreased unassigned surplus $33.1 million as of January 1, 2001. Included in this total adjustment is a reduction in capital and surplus of approximately $32.9 million in write-downs of impaired invested assets and $0.2 million of guaranty fund assessment accruals. Despite the negative effect on statutory surplus, management expects the Company to remain in compliance with all regulatory and contractual obligations.

D. INVESTMENTS

The cost or amortized cost and the fair value of investments in bonds and preferred stocks are summarized as follows:

                                              COST OR             GROSS           GROSS
                                             AMORTIZED          UNREALIZED      UNREALIZED
                                               COST               GAINS           LOSSES          FAIR VALUE
                                      -----------------------------------------------------------------------
                                                                    (IN THOUSANDS)
At December 31, 2001:
  Mortgage-backed securities             $      99,506     $       1,221    $       7,369     $      93,358
  Corporate securities                         216,723             4,160           12,593           208,290
  Asset-backed securities                       30,674               850              597            30,927
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                     7,005               316               30             7,291
  Foreign governments                            4,491                27                -             4,518
  States and political subdivisions              8,104                 -                1             8,103
                                      -----------------------------------------------------------------------
Total bonds                              $     366,503     $       6,574    $      20,590     $     352,487
Preferred stocks                                 9,740                31            1,417             8,354
                                      -----------------------------------------------------------------------
Total bonds and preferred stocks         $     376,243     $       6,605   $       22,007     $     360,841
                                      =======================================================================

At December 31, 2000:
  Mortgage-backed securities             $     113,067     $           8    $           -     $     113,075
  Corporate securities                         153,289                 -           12,488           140,801
  Asset-backed securities                       30,169                 -                -            30,169
  U.S. Treasury securities and
    obligations of U.S. government
    agencies                                    19,171               149                -            19,320
  Foreign governments                           16,940                 -            2,780            14,160
  States and political subdivisions              5,720                 -                -             5,720
                                      -----------------------------------------------------------------------
Total bonds                              $     338,356     $         157    $      15,268     $     323,245
Preferred stocks                                 9,740                 -                -             9,740
                                      -----------------------------------------------------------------------
Total bonds and preferred stocks         $     348,096     $         157    $      15,268     $     332,985
                                      =======================================================================

Fair values are based on published quotations of the Securities Valuation Office ("SVO") of the NAIC. Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace. However, for certain investments for which the NAIC does not provide a value, the Company uses the amortized cost amount as a substitute for fair value in accordance with prescribed guidance. As of December 31, 2001 and 2000, the fair value of investments in bonds includes $236.0 million and $226.8 million, respectively, of bonds that were valued at amortized cost.

The amortized cost of bonds at December 31, 2001 has been reduced by adjustments of $8,770 to derive the carrying amount of bonds in the balance sheets ($366.5 million).

A summary of the cost or amortized cost and fair value of the Company's investments in bonds at December 31, 2001, by contractual maturity, is as follows:


                                                                            COST OR
                                                                        AMORTIZED COST      FAIR VALUE
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Years to maturity:
   One or less                                                            $      16,958    $      17,225
   After one through five                                                        48,283           48,316
   After five through ten                                                        61,355           61,128
   After ten                                                                    109,727          101,533
   Asset-backed securities                                                       30,674           30,927
   Mortgage-backed securities                                                    99,506           93,358
                                                                       ------------------------------------
Total                                                                     $     366,503    $     352,487
                                                                       ====================================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2001 and 2000 were $178.3 million and $66.9 million; gross gains of $535,042 and $258,524, and gross losses of $1.1 million and $9.1 million were realized on those sales, respectively.

At December 31, 2001 and 2000, bonds with an admitted asset value of $1,236,089 and $1,231,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2001, the Company held unrated or less-than-investment grade bonds of $29.4 million, with an aggregate fair value of $24.3 million. Those holdings amounted to 8% of the Company's investments in bonds and less than 2% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

The Company's mortgage loan portfolio is primarily comprised of agricultural loans. The Company has made no new investments in mortgage loans since 1988. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2001, the Company held no mortgages with interest more than 180 days past due. During 2001, excluding interest rates on adjustable rate mortgages, no interest rates of outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:


                                                                             YEAR ENDED DECEMBER 31,
                                                                             2001              2000
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Income:
   Bonds                                                                  $      24,130    $      26,011
   Preferred stocks                                                                 796              796
   Mortgage loans                                                                   118              139
   Policy loans                                                                   2,493            2,400
   Cash and short-term investments                                                3,321            3,487
   Other                                                                            283              282
                                                                       ------------------------------------
Total investment income                                                          31,141           33,115

Investment expenses                                                                (684)            (551)
                                                                       ------------------------------------

Net investment income                                                     $      30,457    $      32,564
                                                                       ====================================

There had been no due and accrued investment income excluded from surplus.

Realized capital gains and losses are reported net of federal income tax and amounts transferred to the IMR are as follows:

                                                                                 YEAR ENDED DECEMBER 31,
                                                                                 2001              2000
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
   Net realized capital losses                                            $        (612)   $      (8,874)
   Less amount transferred to IMR                                                  (772)          (8,874)
                                                                       ------------------------------------
   Net realized capital gains                                            $          160    $           -
                                                                       ====================================

E. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND PREFERRED STOCKS

Fair values for bonds and preferred stocks are based on quoted market prices where available. For bonds and preferred stocks for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans, cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair values of deposit fund liabilities and the remaining annuity reserves are based on the cash surrender value of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below. For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                             DECEMBER 31, 2001                   DECEMBER 31, 2000
                                    -------------------------------------------------------------------------
                                        CARRYING           FAIR                CARRYING          FAIR
                                         AMOUNT            VALUE                AMOUNT           VALUE
                                    -------------------------------------------------------------------------
                                                                 (IN THOUSANDS)
Assets:
   Bonds                               $     366,495    $     360,463      $     338,356     $     291,584
   Preferred stocks                            9,740            8,354              9,740             8,342
   Mortgage loans                              1,342            1,342              1,600             1,600
   Policy loans                               32,636           32,636             31,269            31,269
   Cash and short-term investments            69,340           69,340             16,627            16,627
  Separate account assets                  1,061,620        1,061,620            945,292           945,292

Liabilities:
   Life and annuity reserves for
     investment-type contracts         $     376,686    $     376,820      $     319,590     $     309,252
   Separate accounts annuity
     reserves                              1,025,984        1,025,011            909,910           767,921

F. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                                             YEAR ENDED DECEMBER 31,
                                                                       -------------------------------------
                                                                             2001              2000
                                                                       -------------------------------------
                                                                                  (IN THOUSANDS)
Direct premiums and amounts assessed against policyholders                $     337,828    $     187,623
Reinsurance assumed                                                               8,565            9,243
Reinsurance ceded                                                                  (925)            (980)
                                                                       -------------------------------------
Net premiums, annuity considerations and deposit-type funds               $     345,468    $     195,886
                                                                       =====================================


In 2001 and 2000, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2001 if all reinsurance ceded agreements were cancelled is $1,862,269.

G. FEDERAL INCOME TAXES

The Company files a consolidated return with Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current benefit taken for the use of the Company's losses and credits in the consolidated return.

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                                                 YEAR ENDED DECEMBER 31,
                                                                                  2001             2000
                                                                       ------------------------------------
                                                                                 (IN THOUSANDS)
Federal income tax expense (benefit) computed at statutory rate           $       1,488    $      (3,577)
Amortization of value of insurance in force                                        (490)            (490)
Adjustment to statutory reserves for tax purposes                                   953            4,052
Tax on separate account income                                                   (4,279)             174
Bond discount accrual                                                              (650)            (482)
Deferred acquisition costs recorded for tax purposes                                575               89
Amortization of interest maintenance reserve                                        (34)            (239)
Other                                                                              (462)            (529)
                                                                       ------------------------------------
Federal income tax benefit                                                $      (2,899)   $      (1,002)
                                                                       ====================================


The Company made no tax payments in 2001 and 2000.

H. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. Within the limitations stated above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders.

At December 31, 2001, the portion of unassigned deficit represented or reduced by each item below is as follows:

                                                                            AMOUNT
                                                                       ------------------
                                                                        (IN THOUSANDS)
Unrealized gains and losses                                               $          (8)
Non-admitted asset values                                                       (13,534)
Separate account businesses                                                           -
Asset valuation reserves                                                         (5,102)
Provision for reinsurance                                                             -

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001 and 2000, the Company meets the RBC requirements.

I. RELATED PARTY TRANSACTIONS

During 2000, the Company recorded $41.8 million in capital contributions from Integrity. The Company received no capital contributions during 2001. The company paid no dividends during 2000 or 2001.

On March 3, 2000, W&S began performing certain administrative and special services for Integrity and the Company to assist with its business operations. The services include tax compliance and reporting; payroll functions; administrative support services; and investment functions. In addition, the Company's parent, Integrity, provides certain business support services. These services include policyholder services; accounting and auditing; underwriting; marketing and product development; functional support services; personnel functions; and administrative support services. Before March 3, 2000, certain administrative and special services were provided to the Company through Administrative and Investment Services agreements with ARM, the Company's former indirect parent. During 2001, the Company paid $8.5 million to Integrity related to these services. During 2000, the Company paid $0.8 million and $6.0 million, to ARM and Integrity, respectively, related to these services. The charges for services are considered reasonable and in accordance with the requirement of applicable insurance law and regulations.

At December 31, 2001, the Company had amounts due to Integrity of $2.4 million. At December 31, 2000, the Company had amounts of $32.2 million, $0.1 million and $0.2 million due from Integrity, Touchstone Securities, Inc. and W&S, respectively. Touchstone Securities, Inc. is a wholly owned subsidiary of W&S, the Company's ultimate parent. These amounts are generally settled on a monthly basis.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2001.

J. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2001 and 2000, the Company accrued an estimated liability of $0.3 million and $0.1 million, respectively, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

K. ANNUITY RESERVES

At December 31, 2001, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                            AMOUNT           PERCENT
                                                                       ------------------------------------
                                                                        (IN THOUSANDS)
Subject of discretionary withdrawal (with adjustment):
   With market value adjustment                                           $     563,894          40.3%
   At book value less surrender charge of 5% or more                            200,618          14.3%
   At market value                                                              462,089          33.0%
                                                                       ------------------------------------
Total with adjustment or at market value                                      1,226,601          87.6%
  Subject to discretionary withdrawal (without adjustment)
   at book value less surrender charge of 5% or more                            105,648           7.5%
Not subject to discretionary withdrawal                                          67,988           4.9%
                                                                       ------------------------------------
Total annuity reserves and deposit fund liabilities (before
  reinsurance)                                                                1,400,237           100%
                                                                                         ==================
Less reinsurance ceded                                                                -
                                                                       ------------------
Net annuity reserves and deposit fund liabilities                         $   1,400,237
                                                                       ==================

L. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include non-indexed products and guaranteed rate options. The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity products. These policies carry an interest rate guarantee based on the guarantee period selected by the policyholder.

The Company's non-guaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently provided by the Company include the following: return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2001 is as follows:

                                              SEPARATE ACCOUNTS WITH GUARANTEES
                                             ------------------------------------
                                                 NONINDEXED        NONINDEXED
                                               GUARANTEED LESS   GUARANTEED MORE    NONGUARANTEED
                                              THAN / EQUAL TO       THAN 4%       SEPARATE ACCOUNTS
                                                     4%                                                  TOTAL
                                             ------------------------------------------------------------------------
                                                                        (IN THOUSANDS)
Premiums, deposits and other considerations   $         148    $     188,362     $      30,845      $     219,335
                                             ========================================================================

Reserves for separate accounts with assets
  at fair value                               $       9,919    $     553,975     $     462,168      $   1,026,062
                                             ========================================================================

Reserves for separate accounts by withdrawal
  characteristics:
    Subject to discretionary withdrawal (with
     adjustment):
     With market value adjustment            $       9,919    $     553,975     $           -      $     563,894

     At market value                                     -                -           462,168            462,168
                                            ------------------------------------------------------------------------
    Total with adjustment or at market
     value                                   $       9,919    $     553,975     $     462,168      $   1,026,062
                                            ------------------------------------------------------------------------

Total separate accounts reserves             $       9,919    $     553,975     $     462,168      $   1,026,062
                                            ========================================================================

Amounts transferred to and from the separate accounts as reported in the Summary of Operations of the Separate Accounts for the year ended December 31, 2001 are as follows:

                                         SEPARATE ACCOUNTS WITH GUARANTEES
                                        ------------------------------------
                                           NONINDEXED        NONINDEXED
                                           GUARANTEED        GUARANTEED      NONGUARANTEED
                                           LESS THAN/        MORE THAN          SEPARATE
                                           EQUAL TO 4%           4%              ACOUNTS             TOTAL
                                        ------------------------------------------------------------------------
                                                                    (IN THOUSANDS)
Transfers to Separate Accounts             $         148    $     188,362     $      30,871      $     219,381
Transfers from Separate Accounts                     188           56,346            38,048             94,582
                                        ------------------------------------------------------------------------
Net transfers to (from) Separate
  Accounts                                 $         (40)   $     132,016     $      (7,177)     $     124,799
                                        =========================================================================



A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2001 is presented below:


                                                                                               2001
                                                                                        -------------------
                                                                                          (IN THOUSANDS)
Transfers as reported in the Summary of Operations of the Separate Accounts
   Statement:
     Transfers to separate accounts                                                        $     219,381
     Transfers from separate accounts                                                            (94,582)
                                                                                        -------------------
Net transfers to separate accounts                                                               124,799

Reconciling adjustments:
   Policy deductions and other expenses reported as other revenues                                   185
   Other changes in surplus in separate account statement                                         12,239
                                                                                        -------------------
Transfers as reported in the Summary of Operations                                         $     137,223
                                                                                        ===================

M. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

The Company issued business through the following managing general agents in 2001:

                                                                    TYPE OF                       TOTAL
                                                    EXCLUSIVE       BUSINESS      AUTHORITY      PREMIUMS
         NAME AND ADDRESS               EIN          CONTRACT       WRITTEN        GRANTED        WRITTEN
---------------------------------------------------------------------------------------------------------------
Alice Lawrow-Tardera
15 Park Circle, Suite 103           ###-##-####         No       Fixed Annuities     None       $21,576,712
Centerport, NY  11721
---------------------------------------------------------------------------------------------------------------
Penn Financial Marketing
18 Eagle Head Rd., Ste. A-1         22-3033443          No       Fixed Annuities     None       $14,946,270
Ithaca, NY  14850

The aggregate remaining premiums written by other managing general agents for 2001 was $17,938,350.

N. OTHER ITEMS

SUPERVISION ORDER

On August 20, 1999, the Ohio Department of Insurance issued a Supervision Order with respect to Integrity. The Supervision Order was automatically extended until March 2, 2000, when it was released upon the close of the sale of Integrity. Under the terms of the Supervision Order, Integrity continued payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but was to receive written consent from the Ohio Department of Insurance for other payments including dividends to ARM. The Supervision Order also suspended the processing of surrenders of policies except in the cases of approved hardship.

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

(a)         FINANCIAL STATEMENTS INCLUDED IN PART A:

            Part 1 - Financial Information

            FINANCIAL STATEMENTS INCLUDED IN PART B:

            SEPARATE ACCOUNT II:

            Report of Independent Auditors
            Statement of Assets and Liabilities as of December 31, 2001 Statement of Operations for the Year Ended December 31, 2001 Statements of Changes in Net Assets for the Years Ended December 31, 2001 and 2000 Notes to Financial Statements

            NATIONAL INTEGRITY LIFE INSURANCE COMPANY:

            Report of Independent Auditors
            Balance Sheets (Statutory Basis) as of December 31, 2001 and 2000 Statements of Income (Statutory Basis) for the Years Ended
                   December 31, 2001 and 2000
            Statements of Changes in Capital and Surplus (Statutory Basis) for
                   the Years Ended December 31, 2001 and 2000
            Statements of Cash Flows (Statutory Basis) for the Years Ended
                   December 31, 2001 and 2000
            Notes to Financial Statements (Statutory Basis)

(b)         EXHIBITS:

            The following exhibits are filed herewith:

            1. Resolutions of the Board of Directors of National Integrity Life Insurance Company (NATIONAL INTEGRITY) and Certification of Chief Executive Officer authorizing the establishment of the Separate Account II, the Registrant. Incorporated by reference from Registrant's registration statement filed on August 20, 1992.

            2.          Not applicable.

            3.(a) Form of Selling/General Agent Agreement among National Integrity, Integrity Financial Services, Inc. (IFS) and Paine Webber Incorporated, incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's registration statement on Form N-4 filed October 23, 1992.

            3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities Corporation. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

            4.(a) Form of trust agreement. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

            4.(b) Form of group variable annuity contract. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

            4.(c) Form of variable annuity certificate. Incorporated by reference from Registrant's registration statement (File No. 33-56658) filed on August 20, 1992.

            4.(d) Form of riders to certificate for qualified plans. Incorporated by reference from pre-effective amendment no. 1 to Registrant's registration statement filed on October 23, 1992.

            5. Form of application. Incorporated by reference from post-effective amendment no.1to Registrant's Form S-1 registration statement (File No. 33-51122).

            6.(a) Certificate of Incorporation of National Integrity. Incorporated by reference from Registrant's Form N-4 registration statement (File No. 33-33119).

            6.(b) By-Laws of National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-33119).

            7.(a) Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA). Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 28, 1995.

            7.(b) Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

            8.(a) Form of Participation Agreement among Integrity Series Fund, Inc., National Integrity and IFS incorporated by reference to Registrant's registration statement on Form N-4 filed August 20, 1992.

            8.(b) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-8905), filed on March 2, 1992.

            8.(c) Participation Agreement Among Variable Insurance Products Fund II, FDC and National Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-8905), filed on March 2, 1992.

            8.(d) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and National Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-56658), filed on May 1, 1996.

            8.(e) Participation Agreement Among Variable Insurance Products Fund III, FDC and National Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of National Integrity (File No. 33-56658) filed on May 6, 1998.

            8.(f) Form of Participation Agreement Among BT Insurance Funds Trust, Bankers Trust Company and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(g) Form of Participation Agreement Between Janus Aspen Series and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(h) Form of Participation Agreement Between JPM Series Trust II and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(i) Form of Participation Agreement Between Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on

                        April 26, 1999.

            8.(j) Form of Participation Agreement Between Select Ten Plus, LLC, National Integrity and Touchstone Securities Corporation. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 26, 1999.

            8.(k) Form of Participation Agreement (Service Shares) between Janus Aspen Series and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

            8.(l) Form of Distribution and Shareholder Services Agreement (Service Shares) between Janus Distributors, Inc. and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

            8.(m) Form of Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and National Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51126), filed on April 24, 2000.

            8.(n) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Touchstone Securities, Inc. and National Integrity life Insurance Company.

            9.          Opinion and Consent of G. Stephen Wastek.

            10.         Consents of Ernst & Young LLP.

            11.         Not applicable.

            12.         Not applicable.

            13.         Schedule for computation of performance quotations.
                        Incorporated by reference from Registrant's registration statement (File No. 33-51126) filed on May 1, 1996.

            14.         Not applicable.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR

            Set forth below is information regarding the directors and principal officers of National Integrity, the Depositor.

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett                                         Vice Chairman of the Board and Director
400 Broadway, Cincinnati, Ohio 45202

Dennis L. Carr                                          Director, Executive Vice President and Chief Actuary
515 W. Market, Louisville, Kentucky 40202

Daniel J. Downing                                       Director
15 Matthews Street, Goshen, New York 10924

Eric C. Fast                                            Director
100 First Stamford Place, Stamford, CT 06092

Dale Patrick Hennie                                     Director
990 Hickoryview Drive, Cincinnati, Ohio 45233

John R. Lindholm                                        Director and President
515 W. Market, Louisville, Kentucky 40202

                                        3

Cameron F. MacRae                                       Director
125 W. 55th Street, New York, NY 10019

Newton Phelps Stokes Merrill                            Director
262 Central Park West, New York, New York 10024

Robert L. Walker                                        Director
400 Broadway, Cincinnati, Ohio 45202

William J. Williams                                     Chairman of the Board and Director
400 Broadway, Cincinnati, Ohio 45202

Donald J. Wuebbling                                     Director
400 Broadway, Cincinnati, Ohio 45202

OFFICERS:

John R. Lindholm*                                       Director and President

Dennis L. Carr*                                         Director, Executive Vice President & Chief Actuary

James G. Kaiser                                         Executive Vice President
333 Ludlow Street
Stamford, CT  06902

Don W. Cummings*                                        Senior Vice President & Chief Financial Officer

William F. Ledwin                                       Senior Vice President & Chief Investment Officer
400 Broadway, Cincinnati, Ohio 45202

William H. Guth*                                        Senior Vice President

Edward J. Haines*                                       Senior Vice President

Kevin L. Howard*                                        Senior Vice President

Kenneth A. Palmer*                                      Senior Vice President

Jill R. Keinsley*                                       Senior Vice President

Maris Lambergs                                          Senior Vice President, National Sales Manager
333 Ludlow Street
Stamford, CT  06902

James J. Vance                                          Vice President & Treasurer
400 Broadway, Cincinnati, Ohio 45202

Joseph F. Vap*                                          Director, Financial Operations

Edward J. Babbitt                                       Secretary
400 Broadway, Cincinnati, Ohio 45202

* Principal Business Address: 515 West Market Street, Louisville, KY  40202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH NATIONAL INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

     Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

          Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
               ownership and operation of real estate.

          IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by
               WSLAC; development and marketing of financial products for distribution through financial institutions.

               IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
                    development, marketing and support of software systems.

               IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS,
                    1% owned by William F. Ledwin; general insurance agency.

               Touchstone Securities, Inc.; Nebraska corporation; 100% owned by
                    IFS; securities broker-dealer.

               Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS;
                    registered investment adviser.

               IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

               IFS Agency, Inc.; Texas corporation; 100% owned by an
                    individual; general insurance agency.

               IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by William F. Ledwin; general insurance agency.

               Fort Washington Brokerage Services, Inc.; Ohio corporation; 100%
                    owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

               IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS
                    Financial Services, Inc.; registered broker dealer

               Integrated Fund Services, Inc.; Ohio corporation; 100% owned by
                    IFS Financial Services, Inc.; registered transfer agent

     Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

               National Integrity Life Insurance Company; New York corporation;
                    100% owned by Integrity Life Insurance Company.

     Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

     Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by
          WSLIC; registered investment adviser.

          Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by
               Fort Washington Investment Advisors, Inc.; registered investment adviser.

     Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
          insurance.

          Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company;

               acquiring, owning, managing, leasing, selling real estate.

               Colpick, Inc.; Ohio corporation; 100% owned by Colmain
                    Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

          CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; holding company.

               Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

               Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by
                    Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

               Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

               Capital Analysts Insurance Agency, Inc.; Massachusetts
                    corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

          CLIC Company I; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

          CLIC Company II; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

     Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

          Seasons Management Company; Ohio corporation; 100 % owned by Eagle
               Properties, Inc.; management of real estate.

     Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

     WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

     Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

     Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

     Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

     W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual;
          general insurance agency.

ITEM 27.    NUMBER OF CONTRACT OWNERS

            As of March 1, 2002 there were 4,060 contract owners of Separate Account II of National Integrity.

ITEM 28.    INDEMNIFICATION

BY-LAWS OF NATIONAL INTEGRITY. National Integrity's By-Laws provide, in Article VII, as follows:

            7.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

            (a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

            (b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

            (c) the related expenses of any such person in any other of said categories may be advanced by the Company.

ITEM 29.    PRINCIPAL UNDERWRITERS

            (a) Touchstone Securities is the principal underwriter for Separate Account II. Touchstone Securities also serves as an underwriter for Separate Account I and VUL of National Integrity, Separate Accounts I, II and VUL of Integrity, contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2; The Legends Fund, Inc.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. National Integrity is the Depositor of Separate Accounts I, II and VUL.

            (b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS          POSITION AND OFFICES WITH TOUCHSTONE SECURITIES

 James N. Clark(1)                           Director

 Jill T. McGruder(3)                         Director, Chief Executive Officer and President

 Edward S. Heenan(1)                         Director and Controller

 William F. Ledwin(1)                        Director

 Donald J. Wuebbling(1)                      Director

 OFFICERS:

 Jill T McGruder(3)                          President and CEO

 Richard K. Taulbee(1)                       Vice President

 Robert F. Morand(1)                         Secretary

 Patricia Wilson(3)                          Chief Compliance Officer

 Edward S. Heenan(1)                         Controller

 James J. Vance(1)                           Vice President and Treasurer

 Robert F. Morand(1)                         Secretary

 Terrie A. Wiedenheft(3)                     Chief Financial Officer

                                        7

 Don W. Cummings(2)                          Vice President

 Elaine M. Reuss(1)                          Assistant Treasurer

 Jospeh Vap(2)                               Assistant Treasurer

 David L. Anders(2)                          Assistant Vice President

 Laurel S. Durham(2)                         Assistant Vice President

 Lisa C. Heffley(2)                          Assistant Vice President

 Patricia L. Tackett(2)                      Assistant Vice President

 Mark Murphy(2)                              Assistant Vice President

 (1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
 (2) Principal Business Address: 515 W. Market St. Louisville, Kentucky 40202
 (3) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202

 (c)        Not applicable.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 515 West Market Street, Louisville, Kentucky 40202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

ITEM 31.    MANAGEMENT SERVICES

            There are currently no management-related services provided to the Registrant.

ITEM 32.    UNDERTAKINGS

            The Registrant hereby undertakes:

            (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

            (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

            (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

            National Integrity represents that aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

                                   SIGNATURES

            As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on the 30th day of December, 2002.

                             SEPARATE ACCOUNT II OF
                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                  By: National Integrity Life Insurance Company
                                   (Depositor)



                            By: /s/ John R. Lindholm
                                ---------------------------
                                John R. Lindholm
                                    President

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                ---------------------------
                                John R. Lindholm
                                    President

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on the date indicated.

                    NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)

                            By: /s/ John R. Lindholm
                                ---------------------------
                                JOHN R. LINDHOLM
                                    PRESIDENT

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              -----------------------------
                              John R. Lindholm, President
                              Date:  12/30/02


PRINCIPAL FINANCIAL OFFICER:  /s/ Don W. Cummings
                              -----------------------------
                              Don W. Cummings, Chief Financial Officer
                              Date: 12/30/02

PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              -----------------------------
                              Joseph F. Vap, Director, Financial Operations
                              Date: 12/30/02

DIRECTORS:

/s/ John R. Lindholm                             /s/ John F. Barrett
----------------------------                     ----------------------------
John R. Lindholm                                 John F. Barrett
Date: 12/30/02                                   Date: 12/30/02

                                                 /s/ Donald J. Wuebbling
----------------------------                     ----------------------------
Eric C. Fast                                     Donald J. Wuebbling
Date:                                            Date: 12/30/02

                                                 /s/ Robert L. Walker
----------------------------                     ----------------------------
Cameron F. MacRae                                Robert L. Walker
Date:                                            Date: 12/30/02

/s/ Dennis L. Carr                               /s/ Daniel J. Downing
----------------------------                     ----------------------------
Dennis L. Carr                                   Daniel J. Downing
Date:  12/30/02                                  Date: 12/30/02

/s/ William J. Williams
----------------------------
William J. Williams                              Newton Phelps Stokes Merrill
Date: 12/30/02                                   Date:

----------------------------
Dale Patrick Hennie
Date:

                                  EXHIBIT INDEX

            EXHIBIT NUMBER

            8.(n) Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement.

            9.          Opinion and Consent of G. Stephen Wastek

            10.         Auditors Consent